UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Balanced Fund

May 31, 2009

1.800332.105

BAL-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.3%
BorgWarner, Inc.	328,900	$ 10,607
Gentex Corp.	984,000	11,601
Johnson Controls, Inc.	1,416,400	28,229
		50,437
Automobiles - 0.1%
Toyota Motor Corp. sponsored ADR	164,900	13,217
Distributors - 0.2%
Li & Fung Ltd.	11,963,000	32,432
Diversified Consumer Services - 0.1%
Regis Corp.	501,759	8,796
Sotheby's Class A (ltd. vtg.)	421,293	4,466
		13,262
Hotels, Restaurants & Leisure - 0.7%
Burger King Holdings, Inc.	512,300	8,484
McDonald's Corp.	1,479,855	87,297
Royal Caribbean Cruises Ltd.	688,700	10,372
Starwood Hotels & Resorts Worldwide, Inc.	714,100	17,474
Wendy's/Arby's Group, Inc.	883,200	3,709
		127,336
Household Durables - 0.3%
Centex Corp.	140,488	1,184
D.R. Horton, Inc.	986,800	9,088
Mohawk Industries, Inc. (a)	455,145	17,418
Newell Rubbermaid, Inc.	1,030,500	11,861
Pulte Homes, Inc.	398,800	3,509
Whirlpool Corp.	395,923	16,684
		59,744
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.	479,800	37,420
Expedia, Inc. (a)	821,500	14,220
Priceline.com, Inc. (a)(e)	93,883	10,337
		61,977
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	316,600	8,045
Media - 1.7%
Central European Media Enterprises Ltd. Class A (a)(e)	543,708	10,178
Comcast Corp.:
Class A	1,318,750	18,159
Class A (special) (non-vtg.)	4,186,500	54,425
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. (a)	472,700	$ 10,612
DreamWorks Animation SKG, Inc. Class A (a)	286,266	7,975
Interpublic Group of Companies, Inc. (a)	2,006,300	10,513
Liberty Global, Inc. Class A (a)	560,407	7,745
The DIRECTV Group, Inc. (a)	2,267,800	51,026
The Walt Disney Co.	2,601,800	63,016
Time Warner Cable, Inc.	1,167,933	35,961
Viacom, Inc. Class B (non-vtg.) (a)	1,114,300	24,704
		294,314
Multiline Retail - 0.3%
Kohl's Corp. (a)	200,010	8,494
Target Corp.	1,280,925	50,340
		58,834
Specialty Retail - 1.1%
Home Depot, Inc.	2,109,300	48,851
Lowe's Companies, Inc.	2,399,600	45,616
MarineMax, Inc. (a)	387,607	1,147
Ross Stores, Inc.	324,821	12,720
Sally Beauty Holdings, Inc. (a)	1,345,500	9,567
Staples, Inc.	1,094,866	22,390
Tiffany & Co., Inc.	313,100	8,883
TJX Companies, Inc.	1,059,300	31,260
Urban Outfitters, Inc. (a)	383,300	7,827
Zumiez, Inc. (a)	526,800	4,699
		192,960
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)	378,000	8,940
LVMH Moet Hennessy - Louis Vuitton	119,300	9,940
Ports Design Ltd.	3,137,000	6,214
		25,094
TOTAL CONSUMER DISCRETIONARY		937,652
CONSUMER STAPLES - 7.4%
Beverages - 2.2%
Anheuser-Busch InBev NV	1,223,684	43,166
Coca-Cola Enterprises, Inc.	1,335,081	22,242
Coca-Cola FEMSA SAB de CV sponsored ADR	153,700	6,345
Coca-Cola Icecek AS	616,000	3,433
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	75,600	$ 4,952
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,887,390	33,378
Diageo PLC sponsored ADR	332,300	18,130
Dr Pepper Snapple Group, Inc. (a)	533,206	11,587
Embotelladora Andina SA sponsored ADR	386,794	6,459
Fomento Economico Mexicano SAB de CV sponsored ADR	98,183	3,210
Molson Coors Brewing Co. Class B	994,125	43,732
Pepsi Bottling Group, Inc.	387,060	12,719
PepsiCo, Inc.	1,589,194	82,718
Pernod Ricard SA	28,782	1,805
The Coca-Cola Co.	2,110,812	103,768
		397,644
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	359,600	17,448
CVS Caremark Corp.	3,623,296	107,974
Kroger Co.	937,608	21,377
Safeway, Inc.	1,961,400	39,738
Wal-Mart Stores, Inc.	1,615,900	80,375
Walgreen Co.	501,022	14,925
		281,837
Food Products - 1.2%
Archer Daniels Midland Co.	863,500	23,764
Bunge Ltd.	66,300	4,195
Cadbury PLC sponsored ADR	166,808	5,855
General Mills, Inc.	637,619	32,633
Green Mountain Coffee Roasters, Inc. (a)(e)	357,362	29,829
Nestle SA (Reg.)	1,418,781	51,667
SLC Agricola SA	426,400	3,426
Tyson Foods, Inc. Class A	944,180	12,576
Unilever NV (NY Shares)	1,775,100	42,496
Viterra, Inc. (a)	409,300	3,468
		209,909
Household Products - 1.4%
Colgate-Palmolive Co.	992,758	65,472
Energizer Holdings, Inc. (a)	124,000	6,480
Procter & Gamble Co.	3,416,943	177,476
		249,428
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.3%
Avon Products, Inc.	1,574,936	$ 41,830
Mead Johnson Nutrition Co. Class A	216,200	6,737
		48,567
Tobacco - 0.7%
Altria Group, Inc.	1,740,304	29,742
British American Tobacco PLC sponsored ADR	1,103,300	60,406
Philip Morris International, Inc.	886,900	37,817
Souza Cruz Industria Comerico	157,000	4,139
		132,104
TOTAL CONSUMER STAPLES		1,319,489
ENERGY - 7.7%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	608,266	16,095
BJ Services Co.	2,890,283	45,204
Global Industries Ltd. (a)	803,088	5,622
Halliburton Co.	1,395,500	31,999
Helmerich & Payne, Inc.	1,045,800	36,572
Nabors Industries Ltd. (a)	1,797,300	32,136
National Oilwell Varco, Inc. (a)	1,996,454	77,103
Noble Corp.	1,472,627	50,614
Pride International, Inc. (a)	867,200	21,004
Seadrill Ltd.	155,100	2,288
Smith International, Inc.	632,140	18,452
Weatherford International Ltd. (a)	5,314,852	110,017
		447,106
Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd.	1,350,100	80,019
Chesapeake Energy Corp.	65,200	1,477
Chevron Corp.	1,760,563	117,377
Comstock Resources, Inc. (a)	96,866	3,858
Concho Resources, Inc. (a)	2,657,844	85,184
Continental Resources, Inc. (a)(e)	65,300	1,934
Denbury Resources, Inc. (a)	3,084,722	53,026
El Paso Corp.	6,168,313	60,141
Ellora Energy, Inc. (a)(f)	1,529,700	13,943
Energy Resources of Australia Ltd.	354,204	7,019
EXCO Resources, Inc. (a)	2,124,500	32,696
Hess Corp.	149,109	9,929
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	925,522	$ 29,506
Occidental Petroleum Corp.	558,713	37,495
Petro-Canada	664,300	28,901
Petrohawk Energy Corp. (a)	3,850,604	97,035
Plains Exploration & Production Co. (a)	1,355,690	38,339
Quicksilver Resources, Inc. (a)(e)	560,380	6,304
Range Resources Corp.	241,104	11,045
Royal Dutch Shell PLC Class B ADR	1,297,500	70,818
Southwestern Energy Co. (a)	1,557,432	67,702
Suncor Energy, Inc.	1,249,900	43,789
Ultra Petroleum Corp. (a)	430,903	19,511
Uranium One, Inc. (a)	652,800	1,315
		918,363
TOTAL ENERGY		1,365,469
FINANCIALS - 7.6%
Capital Markets - 1.3%
BlackRock, Inc. Class A	11,000	1,755
Goldman Sachs Group, Inc.	588,300	85,051
Greenhill & Co., Inc.	15,200	1,117
Janus Capital Group, Inc.	551,100	5,588
Morgan Stanley	2,821,000	85,533
State Street Corp.	1,104,100	51,285
		230,329
Commercial Banks - 2.0%
Bangkok Bank Ltd. PCL (For. Reg.)	3,664,800	9,730
Comerica, Inc.	161,500	3,501
DnB Nor ASA	456,700	3,824
PNC Financial Services Group, Inc.	1,116,849	50,872
Standard Chartered PLC (United Kingdom)	752,275	15,398
TCF Financial Corp.	248,200	3,564
U.S. Bancorp, Delaware	3,271,000	62,803
Wells Fargo & Co.	7,768,091	198,086
		347,778
Consumer Finance - 0.3%
American Express Co.	665,400	16,535
Capital One Financial Corp.	885,000	21,629
Discover Financial Services	1,140,810	10,906
		49,070
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.1%
Bank of America Corp.	11,266,510	$ 126,974
BM&F BOVESPA SA	625,500	3,587
CME Group, Inc.	47,900	15,407
Hong Kong Exchange & Clearing Ltd.	204,200	3,191
IntercontinentalExchange, Inc. (a)	72,800	7,847
JPMorgan Chase & Co.	6,017,064	222,030
		379,036
Insurance - 1.4%
ACE Ltd.	857,100	37,704
Allstate Corp.	217,400	5,594
CNA Financial Corp.	103,200	1,497
eHealth, Inc. (a)	8,006	128
Genworth Financial, Inc. Class A (non-vtg.)	1,233,700	7,304
Hartford Financial Services Group, Inc.	684,000	9,809
Marsh & McLennan Companies, Inc.	528,100	9,992
MetLife, Inc.	1,474,740	46,454
PartnerRe Ltd.	74,500	4,862
Principal Financial Group, Inc.	601,100	13,344
Protective Life Corp.	873,400	10,795
Prudential Financial, Inc.	213,000	8,501
Sony Financial Holdings, Inc.	6,422	18,696
The Travelers Companies, Inc.	1,243,500	50,561
Unum Group	581,400	9,948
XL Capital Ltd. Class A	2,021,900	20,462
		255,651
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	344,646	1,692
Duke Realty LP	1,083,400	10,303
Plum Creek Timber Co., Inc.	437,800	15,170
Potlatch Corp.	187,600	4,911
ProLogis Trust	3,056,500	25,950
SL Green Realty Corp.	172,190	3,943
		61,969
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	1,672,000	3,580
DLF Ltd.	1,045,642	9,093
Forestar Group, Inc. (a)	343,800	4,181
Hang Lung Properties Ltd.	2,099,000	7,166
		24,020
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	312,206	$ 3,896
TOTAL FINANCIALS		1,351,749
HEALTH CARE - 8.3%
Biotechnology - 0.9%
Amgen, Inc. (a)	665,600	33,240
Biogen Idec, Inc. (a)	878,487	45,497
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0*
Genzyme Corp. (a)	326,834	19,329
Gilead Sciences, Inc. (a)	1,060,020	45,687
Myriad Genetics, Inc. (a)	171,224	6,191
ONYX Pharmaceuticals, Inc. (a)	307,878	7,284
Vanda Pharmaceuticals, Inc. (a)	396,515	5,714
		162,942
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	1,269,600	64,991
Boston Scientific Corp. (a)	3,721,246	34,980
C.R. Bard, Inc.	253,266	18,106
Cooper Companies, Inc.	445,118	11,800
Covidien Ltd.	1,865,847	66,648
Edwards Lifesciences Corp. (a)	309,235	19,742
ev3, Inc. (a)	369,707	3,379
Mako Surgical Corp. (a)	621,785	5,416
Masimo Corp. (a)	150,115	3,594
Quidel Corp. (a)	853,447	10,864
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,780,000	4,278
St. Jude Medical, Inc. (a)	477,008	18,613
		262,411
Health Care Providers & Services - 1.5%
CardioNet, Inc. (a)(e)	225,123	3,987
CIGNA Corp.	1,182,531	26,217
Community Health Systems, Inc. (a)	789,112	20,825
Express Scripts, Inc. (a)	747,460	47,875
Henry Schein, Inc. (a)	385,313	17,547
Medco Health Solutions, Inc. (a)	1,493,226	68,524
UnitedHealth Group, Inc.	2,222,145	59,109
WellPoint, Inc. (a)	406,400	18,926
		263,010
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.2%
HLTH Corp. (a)	3,246,242	$ 38,273
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	682,671	25,061
Life Technologies Corp. (a)	789,144	30,603
Millipore Corp. (a)	51,211	3,221
QIAGEN NV (a)	1,155,565	20,338
Waters Corp. (a)	52,400	2,270
		81,493
Pharmaceuticals - 3.8%
Abbott Laboratories	1,736,500	78,247
Allergan, Inc.	1,422,606	62,780
Bristol-Myers Squibb Co.	356,603	7,104
Elan Corp. PLC sponsored ADR (a)	933,500	6,516
Johnson & Johnson	2,043,328	112,710
King Pharmaceuticals, Inc. (a)	811,400	7,676
Merck & Co., Inc.	2,942,412	81,152
Novo Nordisk AS Series B	328,000	17,103
Perrigo Co.	117,600	3,159
Pfizer, Inc.	10,606,800	161,117
Pronova BioPharma ASA (a)	1,387,101	4,087
Roche Holding AG (participation certificate)	146,172	20,016
Schering-Plough Corp.	1,737,314	42,390
Teva Pharmaceutical Industries Ltd. sponsored ADR	132,200	6,129
Wyeth	1,522,000	68,277
		678,463
TOTAL HEALTH CARE		1,486,592
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.1%
General Dynamics Corp.	218,900	12,455
Honeywell International, Inc.	1,281,254	42,486
Lockheed Martin Corp.	597,574	49,975
Raytheon Co.	713,175	31,843
The Boeing Co.	396,100	17,765
United Technologies Corp.	647,800	34,081
		188,605
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	735,364	37,371
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	379,200	$ 21,019
United Parcel Service, Inc. Class B	1,233,100	63,061
		121,451
Airlines - 0.0%
AMR Corp. (a)	540,900	2,407
Building Products - 0.1%
Masco Corp.	1,435,077	14,867
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	588,800	29,428
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	188,500	3,600
Quanta Services, Inc. (a)	1,550,501	35,367
		38,967
Electrical Equipment - 0.6%
Alstom SA	386,500	24,668
Cooper Industries Ltd. Class A	374,100	12,278
Energy Conversion Devices, Inc. (a)(e)	384,767	6,622
Regal-Beloit Corp.	382,833	15,126
Renewable Energy Corp. AS (a)(e)	1,825,200	20,001
Sunpower Corp.:
Class A (a)	143,100	4,170
Class B (a)	892,981	22,967
		105,832
Industrial Conglomerates - 1.3%
General Electric Co.	11,487,695	154,854
Siemens AG sponsored ADR	509,500	37,418
Textron, Inc.	2,545,111	29,269
Tyco International Ltd.	506,300	13,979
		235,520
Machinery - 1.6%
Caterpillar, Inc.	283,900	10,067
Cummins, Inc.	1,574,321	51,055
Danaher Corp.	1,124,919	67,889
Deere & Co.	988,866	42,986
Eaton Corp.	784,006	34,104
Flowserve Corp.	37,800	2,781
Illinois Tool Works, Inc.	229,300	7,404
Ingersoll-Rand Co. Ltd. Class A	403,400	8,161
Navistar International Corp. (a)	670,822	26,705
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	388,040	$ 11,583
Parker Hannifin Corp.	26,400	1,116
Toro Co.	306,716	9,447
Trinity Industries, Inc.	165,400	2,521
Vallourec SA	64,887	8,201
		284,020
Professional Services - 0.1%
Manpower, Inc.	368,189	15,652
Monster Worldwide, Inc. (a)	1,002,192	11,706
		27,358
Road & Rail - 0.3%
CSX Corp.	334,207	10,614
Union Pacific Corp.	981,200	48,344
		58,958
Trading Companies & Distributors - 0.0%
GATX Corp.	85,200	2,145
WESCO International, Inc. (a)	104,200	2,785
		4,930
TOTAL INDUSTRIALS		1,112,343
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.7%
Alcatel-Lucent SA sponsored ADR (a)	5,420,018	13,767
Ciena Corp. (a)	4,051,008	44,561
Juniper Networks, Inc. (a)	5,596,884	138,411
QUALCOMM, Inc.	1,463,870	63,810
Sycamore Networks, Inc. (a)	11,020,100	33,060
Tellabs, Inc. (a)	412,800	2,291
ZTE Corp. (H Shares)	2,859,840	9,641
		305,541
Computers & Peripherals - 0.5%
Acer, Inc.	5,525,000	10,076
Apple, Inc. (a)	31,200	4,237
Compal Electronics, Inc.	2,447,000	2,086
Dell, Inc. (a)	65,800	762
SanDisk Corp. (a)	4,151,208	65,008
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	100,600	$ 876
Wistron Corp.	2,579,000	4,088
		87,133
Electronic Equipment & Components - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	966,000	3,695
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR (e)	1,885,000	6,013
Altera Corp.	150,100	2,555
Amkor Technology, Inc. (a)	1,210,063	5,494
Analog Devices, Inc.	3,445,600	84,107
Applied Materials, Inc.	9,483,960	106,789
ARM Holdings PLC sponsored ADR	1,135,800	5,974
ASAT Holdings Ltd. (a)	88,719	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0*
ASML Holding NV (NY Shares)	8,096,175	167,591
ATMI, Inc. (a)	818,694	13,287
Brooks Automation, Inc. (a)	2,473,662	9,672
Cirrus Logic, Inc. (a)	2,376,628	9,245
Cymer, Inc. (a)	1,207,996	33,534
Global Unichip Corp.	1,113,000	6,853
Globe Specialty Metals, Inc. (Reg. S) (a)	1,579,600	7,961
Himax Technologies, Inc. sponsored ADR	397,200	1,442
Inotera Memories, Inc. (a)	22,644,000	12,011
Intel Corp.	8,112,684	127,531
Intersil Corp. Class A	1,215,930	14,895
KLA-Tencor Corp.	1,052,289	28,412
Kulicke & Soffa Industries, Inc. (a)	469,791	2,166
Lam Research Corp. (a)	1,826,600	47,839
Marvell Technology Group Ltd. (a)	6,361,750	72,715
Mattson Technology, Inc. (a)	2,231,083	2,900
MediaTek, Inc.	1,361,000	16,931
Micron Technology, Inc. (a)	17,606,000	89,086
Monolithic Power Systems, Inc. (a)	299,197	6,196
Novellus Systems, Inc. (a)	1,991,100	35,700
NVIDIA Corp. (a)	894,139	9,326
Photronics, Inc. (a)	596,976	1,886
Richtek Technology Corp.	1,755,000	12,353
Samsung Electronics Co. Ltd.	147,273	65,691
Skyworks Solutions, Inc. (a)	3,511,767	33,467
Taiwan Semiconductor Manufacturing Co. Ltd.	9,618,000	17,771
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	3,390,700	$ 24,244
Texas Instruments, Inc.	1,700	33
Tokyo Electron Ltd.	1,587,900	72,829
Varian Semiconductor Equipment Associates, Inc. (a)	135,400	3,185
Verigy Ltd. (a)	1,858,876	22,307
Volterra Semiconductor Corp. (a)	172,297	2,354
		1,182,345
Software - 1.6%
BMC Software, Inc. (a)	974,874	33,243
Citrix Systems, Inc. (a)	606,674	19,056
Microsoft Corp.	10,981,900	229,412
		281,711
TOTAL INFORMATION TECHNOLOGY		1,860,425
MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	365,200	23,658
Airgas, Inc.	298,200	12,602
Albemarle Corp.	606,547	17,117
CF Industries Holdings, Inc.	39,900	3,098
Dow Chemical Co.	1,747,800	30,901
E.I. du Pont de Nemours & Co.	812,700	23,138
Ecolab, Inc.	24,344	909
FMC Corp.	147,836	8,035
Monsanto Co.	695,913	57,169
Praxair, Inc.	47,800	3,499
Solutia, Inc. (a)	730,970	3,582
Terra Industries, Inc.	156,343	4,345
The Mosaic Co.	32,100	1,756
		189,809
Containers & Packaging - 0.3%
Ball Corp.	224,505	8,935
Crown Holdings, Inc. (a)	52,300	1,229
Owens-Illinois, Inc. (a)	529,200	15,151
Rock-Tenn Co. Class A	181,851	6,979
Sealed Air Corp.	520,981	10,425
Temple-Inland, Inc.	1,571,654	20,086
		62,805
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Agnico-Eagle Mines Ltd. (Canada)	280,700	$ 17,352
ArcelorMittal SA (NY Shares) Class A	7,100	236
Commercial Metals Co.	72,900	1,237
Freeport-McMoRan Copper & Gold, Inc. Class B	121,645	6,621
Impala Platinum Holdings Ltd.	88,500	2,147
Ivanhoe Mines Ltd. (a)	369,500	1,997
Newcrest Mining Ltd.	381,220	10,122
Nucor Corp.	196,200	8,615
United States Steel Corp.	66,400	2,263
Yamana Gold, Inc.	1,241,500	14,601
		65,191
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	401,864	13,495
TOTAL MATERIALS		331,300
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	1,011,071	25,064
Embarq Corp.	454,304	19,090
Qwest Communications International, Inc.	7,160,600	31,220
Verizon Communications, Inc.	5,858,640	171,424
		246,798
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,032,064	32,892
Clearwire Corp. Class A (a)(e)	2,083,137	9,270
MetroPCS Communications, Inc. (a)	41,281	707
Sprint Nextel Corp. (a)	7,219,123	37,178
		80,047
TOTAL TELECOMMUNICATION SERVICES		326,845
UTILITIES - 2.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	2,593,796	68,321
Entergy Corp.	399,843	29,836
Exelon Corp.	877,781	42,142
FirstEnergy Corp.	1,108,068	41,874
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	720,800	$ 40,747
PPL Corp.	882,592	28,658
		251,578
Gas Utilities - 0.1%
EQT Corp.	165,300	6,157
Questar Corp.	237,600	8,052
		14,209
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,287,431	12,861
Calpine Corp. (a)	135,600	1,837
Constellation Energy Group, Inc.	1,259,100	34,348
Dynegy, Inc. Class A (a)	700,500	1,408
NRG Energy, Inc. (a)	979,693	22,043
		72,497
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	2,754,600	27,877
Public Service Enterprise Group, Inc.	718,900	22,911
Sempra Energy	569,300	26,006
TECO Energy, Inc.	1,169,400	13,121
		89,915
TOTAL UTILITIES		428,199
TOTAL COMMON STOCKS (Cost $10,767,349)		10,520,063
Convertible Preferred Stocks - 0.5%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	35,300	5,216
FINANCIALS - 0.4%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	18,200	11,557
Wells Fargo & Co. 7.50%	25,400	18,923
		30,480
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	185,800	$ 4,436
Citigroup, Inc. Series T, 6.50%	684,525	26,654
		31,090
TOTAL FINANCIALS		61,570
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	240,700	20,338
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $81,953)		87,124
Corporate Bonds - 8.9%
	Principal Amount (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	$ 405	618
Nonconvertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	4,524	4,561
5.875% 3/15/11	1,680	1,701
		6,262
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	1,962
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,475
5.875% 1/15/36	1,780	1,315
		4,790
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	$ 1,522	$ 1,594
6.875% 5/1/12	1,974	2,078
7.625% 4/15/31	4,975	4,530
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	439
Comcast Corp.:
4.95% 6/15/16	1,520	1,453
5.5% 3/15/11	309	323
5.7% 5/15/18	7,229	7,170
5.85% 1/15/10	49	50
6.45% 3/15/37	4,360	4,102
COX Communications, Inc.:
4.625% 1/15/10	1,731	1,739
4.625% 6/1/13	3,612	3,487
6.25% 6/1/18 (f)	2,370	2,280
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,219
8.25% 2/1/30	6,315	4,231
News America Holdings, Inc. 7.75% 12/1/45	15,780	12,471
News America, Inc.:
4.75% 3/15/10	198	200
5.3% 12/15/14	708	717
6.2% 12/15/34	1,720	1,403
6.9% 3/1/19 (f)	3,935	3,975
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	2,014
6.2% 7/1/13	1,879	1,963
6.75% 7/1/18	949	980
7.3% 7/1/38	2,509	2,545
8.75% 2/14/19	5,351	6,137
Time Warner, Inc.:
5.875% 11/15/16	3,581	3,457
6.5% 11/15/36	3,450	2,803
		73,360
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	10,350	11,412
TOTAL CONSUMER DISCRETIONARY		97,786
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 59	$ 51
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	5,328	5,346
6.875% 11/15/19 (f)	5,400	5,462
8.2% 1/15/39 (f)	10,075	10,744
Diageo Capital PLC:
5.2% 1/30/13	4,139	4,273
5.75% 10/23/17	1,516	1,544
FBG Finance Ltd. 5.125% 6/15/15 (f)	2,374	2,097
PepsiCo, Inc. 7.9% 11/1/18	7,370	8,824
		38,341
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
1.5613% 6/1/10 (k)	1,856	1,836
6.036% 12/10/28 (f)	1,844	1,519
6.302% 6/1/37 (k)	3,829	2,604
Wal-Mart Stores, Inc. 6.2% 4/15/38	9,030	9,364
		15,323
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (f)	572	540
General Mills, Inc. 5.65% 2/15/19	1,282	1,312
Kraft Foods, Inc.:
5.625% 11/1/11	2,959	3,146
6.75% 2/19/14	436	474
		5,472
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,512
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	23,852
Philip Morris International, Inc.:
4.875% 5/16/13	1,447	1,518
6.375% 5/16/38	3,140	3,159
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 2,366	$ 2,230
7.25% 6/15/37	7,970	6,331
		37,090
TOTAL CONSUMER STAPLES		97,738
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	5,262	5,491
Transocean Ltd. 5.25% 3/15/13	2,802	2,891
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,331
5.15% 3/15/13	1,841	1,767
		11,480
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (f)	2,391	1,805
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,637	3,722
5.7% 5/15/17	937	902
Canadian Oil Sands Ltd. 4.8% 8/10/09 (f)	3,333	3,341
ConocoPhillips:
4.75% 2/1/14	853	886
5.75% 2/1/19	9,619	9,891
6.5% 2/1/39	4,833	4,995
Devon Energy Corp. 5.625% 1/15/14	1,895	1,987
Duke Capital LLC:
6.25% 2/15/13	809	825
6.75% 2/15/32	8,145	6,701
Duke Energy Field Services:
5.375% 10/15/15 (f)	988	819
6.45% 11/3/36 (f)	8,650	5,829
6.875% 2/1/11	1,870	1,891
7.875% 8/16/10	839	858
El Paso Natural Gas Co. 5.95% 4/15/17	756	701
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	1,370	1,447
Enbridge Energy Partners LP:
5.875% 12/15/16	1,460	1,260
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP: - continued
6.5% 4/15/18	$ 1,918	$ 1,753
9.875% 3/1/19	2,368	2,658
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,407
Enterprise Products Operating LP:
4.625% 10/15/09	1,574	1,578
5.6% 10/15/14	1,581	1,554
5.65% 4/1/13	563	559
EOG Resources, Inc. 5.625% 6/1/19	2,901	2,970
Gazstream SA 5.625% 7/22/13 (f)	888	852
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	3,123	3,013
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	11,894
Lukoil International Finance BV 6.656% 6/7/22 (f)	988	751
Nakilat, Inc. 6.067% 12/31/33 (f)	5,528	4,166
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	2,855	2,113
Nexen, Inc.:
5.05% 11/20/13	3,109	3,027
5.2% 3/10/15	735	661
5.875% 3/10/35	1,565	1,242
6.4% 5/15/37	5,235	4,473
NGPL PipeCo LLC 6.514% 12/15/12 (f)	2,881	2,880
Pemex Project Funding Master Trust 2.62% 6/15/10 (f)(k)	1,007	997
Petroleos Mexicanos 8% 5/3/19 (f)	508	555
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	1,789
6.65% 1/15/37	4,940	4,211
7.75% 10/15/12	1,907	1,912
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	2,415	2,542
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (f)	1,086	1,078
6.332% 9/30/27 (f)	5,910	5,292
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	2,199	2,211
Source Gas LLC 5.9% 4/1/17 (f)	2,865	2,072
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	8,822
6.85% 6/1/39	8,895	7,994
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc. yankee 6.25% 2/1/38	$ 3,280	$ 2,722
TEPPCO Partners LP 5.9% 4/15/13	2,619	2,466
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,303
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	1,917	1,265
XTO Energy, Inc.:
5% 1/31/15	1,414	1,379
5.65% 4/1/16	970	970
5.9% 8/1/12	3,600	3,765
6.5% 12/15/18	7,500	7,869
		157,625
TOTAL ENERGY		169,105
FINANCIALS - 3.8%
Capital Markets - 1.0%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (k)	946	946
1.2406% 10/22/10 (k)	1,892	1,864
1.3919% 7/16/09 (k)	465	465
1.5538% 9/9/09 (k)	1,028	1,027
4.245% 1/7/10	984	988
4.5% 10/28/10	1,482	1,522
5.3% 10/30/15	946	892
5.85% 7/19/10	3,047	3,146
6.95% 8/10/12	13,792	14,913
BlackRock, Inc. 6.25% 9/15/17	2,483	2,430
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	4,771
5.45% 11/1/12	3,047	3,122
5.95% 1/18/18	3,225	3,075
6% 5/1/14	6,000	6,100
6.15% 4/1/18	1,593	1,538
6.6% 1/15/12	1,383	1,461
6.75% 10/1/37	11,195	9,385
6.875% 1/15/11	220	232
7.5% 2/15/19	19,421	20,436
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	9,327
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 3,104	$ 2,685
7.125% 5/15/15	1,113	971
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	4,836
6.15% 4/25/13	894	860
6.4% 8/28/17	2,110	1,912
6.875% 4/25/18	3,285	3,049
Morgan Stanley:
1.3994% 1/9/12 (k)	7,709	7,000
1.4494% 1/9/14 (k)	4,044	3,347
4.75% 4/1/14	642	587
5.05% 1/21/11	2,462	2,489
5.25% 11/2/12	198	198
5.45% 1/9/17	193	177
5.95% 12/28/17	445	418
6% 5/13/14	6,140	6,170
6.6% 4/1/12	4,624	4,816
6.625% 4/1/18	1,106	1,093
6.75% 4/15/11	5,876	6,119
7.3% 5/13/19	9,294	9,520
Northern Trust Corp.:
4.625% 5/1/14	1,319	1,331
5.5% 8/15/13	230	240
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	790	771
State Street Corp. 4.3% 5/30/14	1,310	1,307
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,329
4.95% 11/1/12	3,124	3,249
5.45% 5/15/19	6,656	6,669
UBS AG Stamford Branch:
5.75% 4/25/18	3,319	2,977
5.875% 12/20/17	2,415	2,192
		168,952
Commercial Banks - 0.7%
American Express Bank FSB:
5.5% 4/16/13	3,307	3,172
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
American Express Bank FSB: - continued
6% 9/13/17	$ 502	$ 448
ANZ National International Ltd. 6.2% 7/19/13 (f)	888	906
Bank of America NA 6% 10/15/36	7,045	5,333
Bank One Corp.:
5.25% 1/30/13	752	754
7.875% 8/1/10	559	585
BB&T Corp. 6.5% 8/1/11	1,005	1,027
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,314
Credit Suisse First Boston 6% 2/15/18	14,192	13,190
Credit Suisse First Boston New York Branch 5% 5/15/13	14,702	14,630
Credit Suisse New York Branch 5.5% 5/1/14	6,000	6,060
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (f)(k)	4,965	4,195
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,401
5.25% 2/10/14 (f)	456	442
5.5% 10/17/12	1,824	1,864
Fifth Third Bancorp:
4.5% 6/1/18	100	65
8.25% 3/1/38	1,697	1,302
HBOS PLC 6.75% 5/21/18 (f)	560	397
HSBC Holdings PLC:
1.3659% 10/6/16 (k)	1,254	992
6.5% 5/2/36	6,175	5,644
6.5% 9/15/37	10,625	9,636
JPMorgan Chase Bank 6% 10/1/17	1,694	1,627
KeyBank NA:
5.8% 7/1/14	905	815
7% 2/1/11	908	891
Korea Development Bank:
4.625% 9/16/10	1,482	1,496
4.75% 7/20/09	758	757
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (f)(k)	791	605
National City Bank, Cleveland:
4.15% 8/1/09	1,542	1,540
4.5% 3/15/10	2,379	2,391
PNC Funding Corp.:
1.1794% 1/31/12 (k)	4,837	4,283
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
7.5% 11/1/09	$ 1,638	$ 1,669
Rabobank Capital Funding Trust II 5.26% (f)(k)	460	354
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (f)(k)	3,830	2,509
5.805% 6/20/16 (f)(k)	3,399	2,579
Standard Chartered Bank 6.4% 9/26/17 (f)	3,536	3,011
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(k)	2,371	1,636
Union Planters Corp. 7.75% 3/1/11	485	465
UnionBanCal Corp. 5.25% 12/16/13	535	497
Wachovia Bank NA 4.875% 2/1/15	1,138	1,007
Wachovia Corp.:
1.23% 4/23/12 (k)	439	404
1.2613% 10/15/11 (k)	3,247	3,038
1.3113% 12/1/09 (k)	878	871
5.625% 10/15/16	2,748	2,345
5.75% 6/15/17	2,371	2,266
Wells Fargo & Co.:
4.2% 1/15/10	2,130	2,158
5.625% 12/11/17	2,371	2,257
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	480
		116,308
Consumer Finance - 0.5%
American Express Co. 7.25% 5/20/14	6,000	6,125
American Express Credit Corp. 5.875% 5/2/13	471	457
Capital One Financial Corp.:
1.5725% 9/10/09 (k)	2,649	2,596
7.375% 5/23/14	5,840	6,017
Discover Financial Services:
1.8613% 6/11/10 (k)	3,252	3,058
6.45% 6/12/17	11,229	9,111
General Electric Capital Corp.:
5.625% 9/15/17	22,752	21,849
5.9% 5/13/14	8,210	8,273
Household Finance Corp.:
6.375% 10/15/11	1,504	1,521
7% 5/15/12	378	386
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp.:
5.25% 1/14/11	$ 1,058	$ 1,059
5.25% 1/15/14	852	823
MBNA America Bank NA 7.125% 11/15/12 (f)	561	527
MBNA Corp. 7.5% 3/15/12	1,300	1,271
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	3,432	3,287
ORIX Corp. 5.48% 11/22/11	311	274
SLM Corp.:
1.2519% 7/26/10 (k)	24,266	21,355
1.3219% 10/25/11 (k)	6,795	4,904
1.52% 3/15/11 (k)	90	71
4.5% 7/26/10	3,810	3,515
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	317	320
		96,799
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	7,003	7,145
BP Capital Markets PLC 5.25% 11/7/13	16,534	17,546
BTM Curacao Holding NV 1.6194% 12/19/16 (f)(k)	2,449	1,896
CIT Group, Inc. 1.3938% 6/8/09 (k)	947	944
Citigroup, Inc.:
0.9444% 5/18/11 (k)	2,272	2,075
5.3% 10/17/12	11,325	10,858
5.5% 4/11/13	8,594	8,242
6.125% 5/15/18	12,994	11,592
6.5% 1/18/11	1,057	1,067
6.5% 8/19/13	18,375	18,209
CME Group, Inc. 5.75% 2/15/14	3,229	3,405
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	17,517
ILFC E-Capital Trust I 5.9% 12/21/65 (f)(k)	2,423	921
International Lease Finance Corp.:
5.4% 2/15/12	2,316	1,771
6.375% 3/25/13	1,215	945
6.625% 11/15/13	2,200	1,678
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	8,443
4.891% 9/1/15 (k)	2,206	1,732
5.6% 6/1/11	2,503	2,638
5.75% 1/2/13	1,792	1,834
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
6.3% 4/23/19	$ 8,000	$ 7,959
6.75% 2/1/11	304	319
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	226	234
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	881	569
5.5% 1/15/14 (f)	562	380
5.7% 4/15/17 (f)	1,371	799
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	2,618	2,275
ZFS Finance USA Trust I 6.15% 12/15/65 (f)(k)	1,878	1,230
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(k)	4,049	2,672
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	2,022	1,243
		138,138
Insurance - 0.3%
Allstate Corp. 7.45% 5/16/19	7,800	8,148
Assurant, Inc.:
5.625% 2/15/14	1,546	1,318
6.75% 2/15/34	1,590	1,045
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	392
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	1,205	912
Jackson National Life Global Funding 5.375% 5/8/13 (f)	609	579
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	481	268
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	5,500	5,785
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (f)(k)	4,792	4,265
MetLife, Inc.:
5% 6/15/15	941	870
6.125% 12/1/11	800	834
6.75% 6/1/16	5,158	5,249
7.717% 2/15/19	8,679	9,224
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	2,668	2,695
5.125% 4/10/13 (f)	452	446
Monumental Global Funding II 5.65% 7/14/11 (f)	1,336	1,291
Monumental Global Funding III 5.5% 4/22/13 (f)	1,780	1,678
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific Life Global Funding 5.15% 4/15/13 (f)	$ 2,737	$ 2,578
Prudential Financial, Inc.:
5.15% 1/15/13	1,752	1,648
5.4% 6/13/35	365	273
5.5% 3/15/16	344	326
5.7% 12/14/36	310	252
8.875% 6/15/68 (k)	2,403	1,898
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(k)	2,702	1,534
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,189	3,149
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,056
		57,713
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	1,865
Arden Realty LP 5.2% 9/1/11	1,083	1,112
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	273
5.5% 1/15/12	1,935	1,916
6.625% 9/15/11	661	678
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,496	2,456
5.625% 12/15/10	3,298	3,008
5.75% 4/1/12	1,502	1,243
BRE Properties, Inc.:
4.875% 5/15/10	2,089	2,066
5.75% 9/1/09	494	495
Camden Property Trust:
4.375% 1/15/10	1,195	1,203
5.375% 12/15/13	531	485
5.875% 11/30/12	2,392	2,282
CPG Partners LP 6% 1/15/13	823	811
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	2,161
5% 5/3/10	1,812	1,630
5.25% 4/15/11	1,967	1,615
5.375% 10/15/12	1,039	725
Duke Realty LP:
4.625% 5/15/13	507	409
5.25% 1/15/10	367	364
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 447	$ 351
5.5% 3/1/16	3,075	2,292
5.625% 8/15/11	5,086	4,762
5.875% 8/15/12	92	82
Equity One, Inc.:
6% 9/15/17	690	512
6.25% 1/15/17	399	306
Federal Realty Investment Trust:
5.4% 12/1/13	334	291
6% 7/15/12	2,371	2,148
6.2% 1/15/17	501	408
Hospitality Properties Trust 5.625% 3/15/17	970	712
HRPT Properties Trust:
5.75% 11/1/15	719	571
6.25% 6/15/17	996	752
6.65% 1/15/18	499	399
Liberty Property LP:
5.125% 3/2/15	686	555
5.5% 12/15/16	1,202	928
Mack-Cali Realty LP:
5.05% 4/15/10	655	636
7.75% 2/15/11	789	765
Simon Property Group LP:
4.6% 6/15/10	886	880
4.875% 8/15/10	545	544
5% 3/1/12	294	285
5.375% 6/1/11	502	496
5.6% 9/1/11	2,197	2,177
5.75% 5/1/12	1,024	998
6.75% 5/15/14	5,698	5,662
7.75% 1/20/11	664	682
Tanger Properties LP 6.15% 11/15/15	20	16
Washington (REIT) 5.95% 6/15/11	2,940	2,777
		57,784
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	358	351
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP:
5.45% 6/1/12	$ 1,096	$ 998
6.3% 6/1/13	1,938	1,743
Regency Centers LP:
4.95% 4/15/14	494	398
5.25% 8/1/15	1,725	1,367
5.875% 6/15/17	854	649
		5,506
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
7.375% 5/15/14	11,054	11,633
7.625% 6/1/19	21,000	21,240
Countrywide Financial Corp.:
4.5% 6/15/10	387	383
5.8% 6/7/12	2,358	2,366
Countrywide Home Loans, Inc. 4.125% 9/15/09	3,111	3,096
Independence Community Bank Corp.:
3.0275% 4/1/14 (k)	3,410	2,434
3.3475% 6/20/13 (k)	1	1
4.9% 9/23/10	1,371	1,341
World Savings Bank FSB 4.125% 12/15/09	420	424
		42,918
TOTAL FINANCIALS		684,118
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,481
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,074
6.3% 8/15/14	2,925	2,465
		3,539
Pharmaceuticals - 0.1%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,593
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,461
Elan Finance PLC/Elan Finance Corp.:
4.8831% 11/15/11 (k)	1,630	1,418
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Finance PLC/Elan Finance Corp.: - continued
7.75% 11/15/11	$ 190	$ 174
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,425
Roche Holdings, Inc. 5% 3/1/14 (f)	4,805	5,010
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	788
		14,869
TOTAL HEALTH CARE		20,889
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	2,135	2,149
6.4% 12/15/11 (f)	661	696
Bombardier, Inc.:
6.3% 5/1/14 (f)	2,615	2,288
7.45% 5/1/34 (f)	3,000	2,280
		7,413
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	320	304
7.024% 4/15/11	2,288	2,254
7.858% 4/1/13	4,393	4,020
Continental Airlines, Inc.:
6.648% 3/15/19	2,491	1,993
6.82% 5/1/18	179	138
6.9% 7/2/19	703	576
7.056% 3/15/11	1,422	1,401
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	305	244
7.57% 11/18/10	7,740	7,392
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,834	1,357
8.36% 7/20/20	1,249	999
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	458	339
6.071% 9/1/14	39	39
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
6.201% 3/1/10	$ 25	$ 25
6.602% 9/1/13	71	70
		21,151
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (k)	3,811	3,648
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,106
5.45% 10/15/12	4,620	4,918
6% 10/15/17	2,368	2,499
6.55% 10/15/37	4,505	4,645
General Electric Co. 5.25% 12/6/17	25,356	25,115
		39,283
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	494	471
TOTAL INDUSTRIALS		71,966
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.95% 2/15/19	2,840	2,857
5.9% 2/15/39	454	440
		3,297
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,137
6% 10/1/12	3,134	3,063
6.55% 10/1/17	1,908	1,692
7.125% 10/1/37	2,405	1,724
		8,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
5.5% 5/15/12	$ 1,295	$ 1,273
8.25% 5/15/14	2,377	2,413
		3,686
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp.:
1.57% 6/15/10 (k)	3,403	3,036
6.15% 6/15/12	1,199	1,151
		4,187
TOTAL INFORMATION TECHNOLOGY		19,786
MATERIALS - 0.5%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,900	4,154
Dow Chemical Co.:
7.6% 5/15/14	5,119	5,181
8.55% 5/15/19	5,119	5,118
E.I. du Pont de Nemours & Co. 5% 1/15/13	381	401
Lubrizol Corp. 8.875% 2/1/19	750	827
		15,681
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,245
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,392
6.4% 1/15/18	1,414	1,240
		2,632
Metals & Mining - 0.4%
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,597	1,680
5.5% 4/1/14	6,648	7,095
6.5% 4/1/19	6,648	7,241
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	1,618	1,738
Nucor Corp.:
5.85% 6/1/18	6,980	7,166
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.: - continued
6.4% 12/1/37	$ 5,600	$ 5,136
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	9,650
6.5% 7/15/18	9,139	8,998
7.125% 7/15/28	9,574	8,611
United States Steel Corp. 6.65% 6/1/37	5,765	4,207
Vale Overseas Ltd. 6.25% 1/23/17	1,877	1,898
		63,420
Paper & Forest Products - 0.0%
International Paper Co. 7.4% 6/15/14	2,093	2,062
TOTAL MATERIALS		85,040
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,328
AT&T, Inc.:
5.8% 2/15/19	7,105	7,291
6.3% 1/15/38	12,550	11,789
6.7% 11/15/13	949	1,043
6.8% 5/15/36	15,241	15,180
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,742
BellSouth Corp. 6.55% 6/15/34	4,340	4,000
British Telecommunications PLC:
8.625% 12/15/10	2,197	2,332
9.125% 12/15/30	4,565	4,565
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,979	2,028
6.75% 8/20/18	5,824	6,207
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,817
5.875% 2/1/12	2,210	2,341
5.875% 8/15/12	790	843
Sprint Capital Corp. 6.875% 11/15/28	15,445	10,812
Telecom Italia Capital SA:
4% 1/15/10	3,953	3,960
4.95% 9/30/14	2,594	2,462
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 10/1/15	$ 3,073	$ 2,814
6.999% 6/4/18	8,694	8,486
7.2% 7/18/36	7,024	6,241
7.721% 6/4/38	2,417	2,281
Telefonica Emisiones SAU:
1.3463% 2/4/13 (k)	1,943	1,831
6.421% 6/20/16	939	994
7.045% 6/20/36	8,498	9,219
Telefonos de Mexico SA de CV 4.75% 1/27/10	5,015	5,100
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,782
6.25% 4/1/37	4,611	4,333
6.4% 2/15/38	9,165	8,836
6.9% 4/15/38	10,030	10,204
Verizon Global Funding Corp. 7.25% 12/1/10	2,216	2,372
Verizon New England, Inc. 6.5% 9/15/11	720	771
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,254
		149,258
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.625% 11/15/17	1,462	1,415
Rogers Communications, Inc. 6.8% 8/15/18	5,520	5,894
Verizon Wireless Capital LLC:
5.55% 2/1/14 (f)	1,919	2,029
8.5% 11/15/18 (f)	2,845	3,452
Vodafone Group PLC:
5% 12/16/13	1,856	1,946
5.5% 6/15/11	2,232	2,365
7.75% 2/15/10	1,494	1,548
		18,649
TOTAL TELECOMMUNICATION SERVICES		167,907
UTILITIES - 1.0%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	2,415	2,420
Appalachian Power Co. 6.375% 4/1/36	5,500	4,771
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	$ 3,325	$ 3,368
8.875% 11/15/18	6,204	7,153
Commonwealth Edison Co. 5.4% 12/15/11	1,409	1,458
Duke Energy Carolinas LLC:
6.05% 4/15/38	3,407	3,486
7% 11/15/18	4,166	4,782
EDP Finance BV:
5.375% 11/2/12 (f)	1,612	1,648
6% 2/2/18 (f)	2,964	2,931
Enel Finance International SA:
5.7% 1/15/13 (f)	674	694
6.8% 9/15/37 (f)	13,809	13,262
Exelon Corp.:
4.9% 6/15/15	2,587	2,321
6.75% 5/1/11	538	561
FirstEnergy Corp. 6.45% 11/15/11	1,595	1,669
Florida Power Corp.:
5.65% 6/15/18	3,630	3,822
6.4% 6/15/38	8,735	9,298
FPL Group Capital, Inc. 7.875% 12/15/15	1,250	1,436
Illinois Power Co. 6.125% 11/15/17	333	320
Jersey Central Power & Light Co. 7.35% 2/1/19	1,425	1,499
Nevada Power Co.:
6.5% 5/15/18	5,290	5,213
6.5% 8/1/18	1,270	1,251
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,269
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,924	2,981
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	3,468
PacifiCorp 6% 1/15/39	974	990
PECO Energy Co. 5.6% 10/15/13	8,290	8,824
Pennsylvania Electric Co. 6.05% 9/1/17	618	585
Pepco Holdings, Inc.:
4% 5/15/10	1,804	1,803
6.45% 8/15/12	3,016	3,116
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	4,819	3,325
Progress Energy, Inc. 7.1% 3/1/11	2,737	2,929
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,262
Tampa Electric Co. 6.15% 5/15/37	4,486	3,907
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
West Penn Power Co. 5.95% 12/15/17 (f)	$ 254	$ 227
Wisconsin Electric Power Co. 6.25% 12/1/15	2,435	2,572
		111,621
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	332
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,609
		2,941
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	5,210	5,285
Duke Capital LLC 5.668% 8/15/14	1,662	1,622
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,187
		8,094
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,445	1,221
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,262
6.3% 9/30/66 (k)	12,002	7,231
7.5% 6/30/66 (k)	4,115	2,850
DTE Energy Co.:
7.05% 6/1/11	795	827
7.625% 5/15/14	2,468	2,549
KeySpan Corp. 7.625% 11/15/10	400	422
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,361	2,465
6.5% 9/15/37	8,075	7,838
National Grid PLC 6.3% 8/1/16	1,194	1,206
NiSource Finance Corp.:
5.25% 9/15/17	682	567
5.4% 7/15/14	1,089	966
5.45% 9/15/20	2,219	1,751
6.4% 3/15/18	1,251	1,093
6.8% 1/15/19	6,000	5,376
7.875% 11/15/10	826	841
10.75% 3/15/16	6,741	7,345
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	$ 4,990	$ 3,593
WPS Resources Corp. 6.11% 12/1/66 (k)	713	435
		51,838
TOTAL UTILITIES		174,494
TOTAL NONCONVERTIBLE BONDS		1,588,829
TOTAL CORPORATE BONDS (Cost $1,588,996)		1,589,447
U.S. Government and Government Agency Obligations - 5.1%

U.S. Government Agency Obligations - 0.3%
Fannie Mae:
2.5% 5/15/14	12,245	12,085
2.75% 3/13/14	17,370	17,427
Freddie Mac 2.5% 4/23/14	19,600	19,381
Tennessee Valley Authority 5.375% 4/1/56	5,098	4,878
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		53,771
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	16,100	16,065
1.625% 1/15/15	108,047	108,841
1.625% 1/15/18	16,244	16,221
2% 4/15/12	10,120	10,482
2% 1/15/14 (h)	110,505	113,871
2.125% 1/15/19	99,065	103,291
2.375% 1/15/27 (h)	60,117	61,005
2.5% 7/15/16	147,445	156,291
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		586,067
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bills, yield at date of purchase 0.18% 7/23/09 (g)	$ 14,100	$ 14,098
U.S. Treasury Notes 1.875% 4/30/14 (e)	258,380	252,970
TOTAL U.S. TREASURY OBLIGATIONS		267,068
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $899,187)		906,906
U.S. Government Agency - Mortgage Securities - 7.1%

Fannie Mae - 5.1%
5% 12/1/25 to 10/1/38	289,147	297,080
5% 6/11/39 (n)	52,000	53,241
5% 6/11/39 (n)	68,000	69,622
5% 6/11/39 (n)	101,000	103,410
5.5% 1/1/33 to 6/1/38	225,090	233,699
5.593% 7/1/37 (k)	1,688	1,758
6% 6/1/30 to 3/1/36	125,047	132,064
6% 6/11/39 (n)	8,500	8,899
6.01% 4/1/36 (k)	1,300	1,357
6.131% 4/1/36 (k)	2,860	2,985
6.248% 6/1/36 (k)	474	489
6.326% 4/1/36 (k)	1,373	1,434
6.5% 11/1/29 to 1/1/36	14,630	15,740
TOTAL FANNIE MAE		921,778
Freddie Mac - 1.0%
5% 3/1/19 to 7/1/38	92,676	95,613
5% 6/11/39 (n)	47,000	48,077
5.692% 10/1/35 (k)	833	875
5.921% 6/1/36 (k)	2,920	3,041
6% 11/1/33	807	850
6.115% 6/1/36 (k)	1,437	1,502
6.5% 11/1/34 to 3/1/36	26,716	28,681
TOTAL FREDDIE MAC		178,639
Government National Mortgage Association - 1.0%
5.5% 7/20/37	580	603
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 6/18/39 (n)	$ 18,000	$ 18,663
5.5% 6/18/39 (n)	96,000	99,537
5.5% 6/18/39 (n)	23,000	23,827
6% 2/15/34	19,029	20,106
6.5% 3/15/34	9,247	9,915
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		172,651
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,246,972)		1,273,068
Asset-Backed Securities - 1.2%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (k)	111	41
Series 2005-1 Class M1, 0.7788% 4/25/35 (k)	1,999	977
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (k)	915	2
Class M8, 1.1588% 7/25/36 (k)	453	1
Class M9, 2.0088% 7/25/36 (k)	7	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (k)	128	83
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (k)	270	240
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (k)	682	348
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (k)	288	243
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (k)	38	36
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (k)	398	7
Class M4, 0.7088% 5/25/36 (k)	336	6
Class M5, 0.7488% 5/25/36 (k)	80	1
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (k)	187	5
Class M5, 0.6988% 4/25/36 (k)	177	4
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3463% 9/20/13 (k)	9,315	8,174
Series 2006-A7 Class A7, 0.3363% 10/20/12 (k)	4,320	3,791
Series 2006-C1 Class C1, 0.7963% 10/20/14 (k)	516	26
Series 2007-A1 Class A, 0.3663% 1/20/15 (k)	2,890	2,536
Series 2007-A4 Class A4, 0.3463% 4/22/13 (k)	4,787	4,201
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (f)(k)	894	891
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (f)(k)	$ 272	$ 269
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	214	213
Series 2005-DA Class A4, 5.02% 11/6/12	189	189
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	777	233
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (k)	53	53
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (k)	156	102
Series 2004-R10 Class M1, 1.0088% 11/25/34 (k)	744	380
Series 2004-R11 Class M1, 0.9688% 11/25/34 (k)	641	252
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (k)	260	202
Class M3, 0.8588% 4/25/34 (k)	179	60
Series 2005-R1 Class M1, 0.7588% 3/25/35 (k)	1,034	545
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (k)	880	637
Series 2005-R2 Class M1, 0.7588% 4/25/35 (k)	2,266	1,229
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (k)	181	91
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (k)	53	10
Series 2004-W11 Class M2, 1.0088% 11/25/34 (k)	616	253
Series 2004-W5 Class M1, 0.9088% 4/25/34 (k)	745	385
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (k)	652	241
Class M2, 0.9088% 5/25/34 (k)	570	320
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (k)	1,703	465
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (k)	1,430	26
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (k)	1,574	838
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (k)	255	117
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (k)	2,929	1,428
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (k)	259	109
Class M2, 1.4288% 6/25/34 (k)	421	278
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (k)	457	190
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (k)	318	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (d)(f)(k)	$ 5,050	$ 0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (k)	3,768	3,702
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (k)	345	210
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (k)	672	411
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (k)	111	72
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (k)	1,063	514
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (k)	1,675	642
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (k)	450	352
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4588% 8/25/36 (k)	2,466	2,186
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (k)	2,521	2,336
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (k)	670	589
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.7194% 6/15/10 (k)	205	204
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (k)	241	238
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (f)(k)	3,192	2,912
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (f)(k)	502	100
Class B, 1.0663% 7/20/39 (f)(k)	290	35
Class C, 1.4163% 7/20/39 (f)(k)	372	30
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	431
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (k)	5,102	213
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (k)	467	9
Series 2006-NC4 Class M1, 0.6088% 10/25/36 (k)	3,255	143
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (k)	205	6
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (k)	1,978	426
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (f)(k)	271	198
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (k)	582	559
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	332	182
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (f)(k)	$ 393	$ 280
Series 2005-HE4 Class A2C, 0.5788% 10/25/35 (k)	4,781	4,270
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (k)	830	5
Series 2006-WF2 Class A2B, 5.735% 5/25/36	254	251
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (k)	840	26
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (f)(k)	1,436	1,409
Class B, 0.6244% 7/15/12 (f)(k)	1,436	1,400
Countrywide Asset-Backed Certificates Trust:
Series 2007-5 Class 2A1, 0.4088% 4/25/29 (k)	12,533	10,168
Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (k)	413	343
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	363	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (k)	51	26
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (k)	185	95
Class M1, 0.8088% 6/25/34 (k)	726	448
Class M4, 1.2788% 4/25/34 (k)	175	87
Series 2004-4:
Class A, 0.6788% 8/25/34 (k)	42	19
Class M2, 0.8388% 6/25/34 (k)	645	440
Series 2005-1:
Class M1, 0.7288% 8/25/35 (k)	562	365
Class MV2, 0.7488% 7/25/35 (k)	1,551	1,053
Series 2005-3 Class MV1, 0.7288% 8/25/35 (k)	2,511	2,155
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (k)	467	420
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (f)	700	658
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (k)	3,191	3,150
Series 2007-1 Class B, 0.4444% 8/15/12 (k)	3,191	2,839
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	1,611	1,541
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (k)	43	23
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (k)	319	62
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (k)	4,941	1,136
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (k)	25	10
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (k)	5,678	4,366
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (k)	$ 356	$ 337
Series 2006-FF14 Class A2, 0.3688% 10/25/36 (k)	4,021	3,387
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (f)	74	74
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	183	146
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (k)	2,222	1,667
Series 2006-4 Class B, 0.8944% 6/15/13 (k)	848	467
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (k)	79	25
Class M2, 1.0588% 2/25/34 (k)	135	90
Series 2004-A Class M1, 1.1338% 1/25/34 (k)	1,274	730
Series 2005-A:
Class M1, 0.7388% 1/25/35 (k)	83	78
Class M2, 0.7688% 1/25/35 (k)	1,927	1,032
Class M3, 0.7988% 1/25/35 (k)	1,041	220
Class M4, 0.9888% 1/25/35 (k)	399	168
Series 2006-A:
Class M4, 0.7088% 5/25/36 (k)	993	11
Class M5, 0.8088% 5/25/36 (k)	201	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (f)(k)	2,585	1,895
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,931	1,680
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (f)(k)	387	240
Series 2006-2A:
Class A, 0.5244% 11/15/34 (f)(k)	944	481
Class B, 0.6244% 11/15/34 (f)(k)	341	78
Class C, 0.7244% 11/15/34 (f)(k)	566	85
Class D, 1.0944% 11/15/34 (f)(k)	216	24
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (k)	976	908
Class C, 0.5844% 9/17/12 (k)	759	683
Series 2007-1 Class C, 0.6144% 3/15/13 (k)	5,209	4,428
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (k)	431	327
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (k)	632	286
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (k)	1,240	760
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-AR1 Class M1, 0.9588% 6/25/34 (k)	$ 2,407	$ 821
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (k)	436	239
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (k)	1,104	563
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (k)	999	37
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (k)	17	7
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (k)	222	215
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (k)	473	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (f)(k)	724	181
Series 2006-3:
Class B, 0.7088% 9/25/46 (f)(k)	719	108
Class C, 0.8588% 9/25/46 (f)(k)	1,676	168
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (k)	0*	0*
Series 2003-3 Class M1, 1.5988% 8/25/33 (k)	1,045	503
Series 2003-4 Class M1, 1.5088% 10/25/33 (k)	325	189
Series 2003-5:
Class A2, 1.0088% 12/25/33 (k)	36	10
Class M1, 1.3588% 12/25/33 (k)	358	196
Series 2003-7 Class A2, 1.0688% 3/25/34 (k)	2	0*
Series 2003-8 Class M1, 1.3888% 4/25/34 (k)	572	275
Series 2004-3 Class M2, 2.0088% 8/25/34 (k)	348	198
Series 2004-7 Class A3, 0.6988% 1/25/35 (k)	1	0*
Series 2005-1 Class M1, 0.7388% 5/25/35 (k)	1,135	1,025
Series 2005-3 Class M1, 0.7188% 8/25/35 (k)	818	753
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (k)	360	330
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (k)	3,537	2,455
Series 2006-7 Class M4, 0.6888% 1/25/37 (k)	547	2
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (k)	306	186
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (k)	2,469	2,347
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (k)	841	507
Class M2, 0.8063% 1/20/35 (k)	631	368
Series 2005-3 Class A1, 0.5763% 1/20/35 (k)	435	233
Series 2006-2:
Class M1, 0.5863% 3/20/36 (k)	670	376
Class M2, 0.6063% 3/20/36 (k)	1,108	539
Series 2006-3 Class A1V, 0.3963% 3/20/36 (k)	499	483
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (k)	$ 1,359	$ 334
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6088% 7/25/36 (k)	2,980	61
Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (k)	1,364	544
Class MV1, 0.5388% 11/25/36 (k)	1,108	103
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (k)	1,167	909
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (k)	616	606
Class 2C, 2.3775% 3/27/42 (k)	749	120
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (f)(k)	297	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,214	1,133
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (k)	2,258	1,124
Series 2004-2:
Class M1, 0.8388% 6/25/34 (k)	682	332
Class M2, 1.3888% 6/25/34 (k)	429	317
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (k)	382	205
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (k)	29	28
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	19	11
Class C, 5.691% 10/20/28 (f)	9	4
Class D, 6.01% 10/20/28 (f)	103	46
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (k)	493	14
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (k)	861	29
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (k)	600	415
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (k)	166	92
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (k)	2,637	2,020
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (k)	1,863	865
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (k)	44	28
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (k)	558	302
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (k)	433	235
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (k)	63	10
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (k)	1,131	573
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (k)	535	282
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (k)	484	159
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (k)	$ 439	$ 163
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (k)	560	295
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (k)	342	327
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (k)	374	2
Class M6, 0.7588% 6/25/36 (k)	134	1
Series 2007-HE2:
Class A2A, 0.3488% 1/25/37 (k)	106	83
Class M1, 0.5588% 1/25/37 (k)	3,825	68
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (k)	102	65
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (k)	58	44
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (k)	113	92
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (k)	692	375
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (f)(k)	590	339
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (k)	38	6
Class M1, 1.3888% 8/25/32 (k)	67	33
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (k)	431	252
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (k)	803	598
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (k)	264	248
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	2,948	557
Series 2006-3 Class A1, 0.3388% 9/25/19 (k)	1,048	1,005
Series 2006-4:
Class A1, 0.3388% 3/25/25 (k)	981	915
Class D, 1.4088% 5/25/32 (k)	565	14
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (k)	1,260	712
Series 2005-4 Class M2, 0.8188% 9/25/35 (k)	1,566	439
Series 2005-D Class M2, 0.7788% 2/25/36 (k)	326	20
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	301	177
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (k)	710	656
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (f)(k)	621	242
Series 2006-1A Class A, 1.7163% 3/20/11 (f)(k)	1,290	477
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (k)	378	241
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (k)	157	144
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (k)	$ 212	$ 196
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (k)	306	181
Class M3, 1.5588% 9/25/34 (k)	585	118
Class M4, 1.7588% 9/25/34 (k)	750	74
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (k)	440	61
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (k)	1,277	913
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (k)	1,765	892
Class M3, 1.0488% 2/25/35 (k)	219	89
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (k)	847	455
Class M3, 0.8688% 1/25/35 (k)	525	208
Class M4, 1.1388% 1/25/35 (k)	1,620	277
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (k)	1,920	55
Class M9, 2.1888% 5/25/35 (k)	3,649	58
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (k)	965	954
Class M4, 0.6688% 9/25/36 (k)	1,872	5
Class M5, 0.6988% 9/25/36 (k)	245	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (f)(k)	2,357	2,101
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (k)	390	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (k)	311	284
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (k)	6	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (k)	2,074	997
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3888% 8/25/36 (k)	1,004	548
Series 2007-NC1 Class A2A, 0.3588% 12/25/36 (k)	680	549
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (f)(k)	1,090	763
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (k)	1,396	628
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (k)	222	148
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (k)	$ 96	$ 15
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (k)	151	67
Series 2007-BC4 Class A3, 0.6875% 11/25/37 (k)	10,823	9,381
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (f)(k)	1,436	423
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (k)	1,405	1,036
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (k)	5,772	5,650
Class B, 0.6244% 9/15/11 (k)	5,093	3,870
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (k)	1,074	1,012
Class B, 0.6444% 1/15/12 (k)	934	710
Class C, 0.9444% 1/15/12 (k)	1,384	664
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (k)	3,154	2,855
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (k)	32	8
Series 2003-6HE Class A1, 0.7788% 11/25/33 (k)	40	12
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (f)(k)	1,022	23
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	604	566
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (k)	3,759	3,646
Class C, 0.6944% 10/17/11 (k)	4,152	3,944
Series 2007-1 Class C, 0.7144% 6/15/12 (k)	4,027	3,020
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	974	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (k)	662	11
Class M7, 1.1088% 10/25/36 (k)	201	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (f)(k)	7,684	6,508
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	8,505	8,828
Series 2007-A5A Class A5, 1.0944% 10/15/14 (f)(k)	1,190	1,177
Series 2007-C1 Class C1, 0.7444% 5/15/14 (f)(k)	4,680	4,369
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (f)	8	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust: - continued
Series 2006-2 Class A2, 0.4088% 7/25/36 (k)	$ 755	$ 698
Series 2007-2 Class A1, 0.3988% 4/25/37 (k)	605	500
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (f)(k)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $212,890)		207,392
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (f)(k)	735	551
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (f)(k)	2,586	2,451
Class 2M, 1.0544% 2/17/52 (f)(k)	1,758	1,613
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (f)(k)	1,609	692
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (k)	73	11
Class C, 5.8768% 4/10/49 (k)	194	27
Class D, 5.8768% 4/10/49 (k)	97	13
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (k)	552	475
Series 2003-J Class 2A2, 5.2883% 11/25/33 (k)	451	387
Series 2003-K Class 1A1, 5.2036% 12/25/33 (k)	74	64
Series 2003-L Class 2A1, 5.2897% 1/25/34 (k)	894	781
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (k)	1,438	1,211
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (k)	302	262
Class 2A2, 5.4582% 2/25/34 (k)	1,086	940
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (k)	82	69
Class 2A2, 4.6035% 3/25/34 (k)	501	426
Series 2004-C Class 1A1, 4.131% 4/25/34 (k)	133	112
Series 2004-D Class 2A1, 3.9318% 5/25/34 (k)	176	149
Series 2004-L Class 2A1, 4.3717% 1/25/35 (k)	750	625
Series 2005-H Class 1A1, 5.3265% 9/25/35 (k)	174	136
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(k)(m)	44,420	3,203
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (k)	$ 1,472	$ 1,152
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (k)	3,183	1,618
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (k)	593	301
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (k)	749	365
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (k)	709	611
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (k)	5,350	4,784
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (k)	1,314	1,154
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (k)	1,722	1,529
Class A4, 3.8446% 8/25/34 (k)	1,500	1,316
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	198
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (f)(k)	1,314	1,082
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (k)	71	70
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (k)	251	95
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (k)	58	29
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (k)	132	76
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (k)	28	14
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (k)	469	252
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (k)	754	357
Class 5A2, 0.6288% 1/25/36 (k)	339	157
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (k)	102	53
Class 6M2, 0.7888% 6/25/35 (k)	1,619	314
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (k)	178	79
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (k)	454	247
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (k)	16	8
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (k)	35	19
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (k)	161	93
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (k)	$ 45	$ 25
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (k)	27	20
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (k)	180	141
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (k)	3,770	1,188
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (k)	607	534
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (k)	59	29
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (k)	2,333	1,766
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (f)(k)	3,137	2,476
Class C2, 1.5769% 10/18/54 (f)(k)	1,051	492
Class M2, 1.3569% 10/18/54 (f)(k)	1,803	1,182
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (f)(k)	2,691	1,337
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (f)(k)	3,418	1,546
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (f)(k)	6,597	396
Series 2006-2 Class C1, 0.7863% 12/20/54 (k)	5,875	411
Series 2006-3 Class C2, 0.8163% 12/20/54 (k)	1,233	63
Series 2006-4:
Class B1, 0.4063% 12/20/54 (k)	3,880	660
Class C1, 0.6963% 12/20/54 (k)	2,373	142
Class M1, 0.4863% 12/20/54 (k)	1,021	112
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (k)	2,038	143
Class 1M1, 0.4663% 12/20/54 (k)	1,326	133
Class 2C1, 0.7463% 12/20/54 (k)	930	65
Class 2M1, 0.5663% 12/20/54 (k)	1,702	170
Series 2007-2 Class 2C1, 0.765% 12/17/54 (k)	2,359	142
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (k)	472	53
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (k)	345	233
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (k)	670	454
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (k)	462	209
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (f)(k)	$ 786	$ 664
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (k)	166	97
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (k)	273	73
Series 2005-1:
Class M4, 1.0588% 4/25/35 (k)	33	2
Class M5, 1.0788% 4/25/35 (k)	33	4
Class M6, 1.1288% 4/25/35 (k)	13	1
Series 2005-3 Class A1, 0.5488% 8/25/35 (k)	665	325
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (k)	30	1
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	179	176
Class A3, 5.447% 6/12/47 (k)	2,492	1,999
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (k)	2,355	1,696
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (k)	1,177	1,039
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (k)	3,170	2,835
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (k)	2,106	1,848
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (k)	4,078	3,622
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	591	481
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (f)(k)	504	228
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (k)	60	36
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (k)	1,566	623
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	465	354
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (k)	1,937	854
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (f)(k)	228	114
Class C, 0.5344% 6/15/22 (f)(k)	1,398	629
Class D, 0.5444% 6/15/22 (f)(k)	538	161
Class E, 0.5544% 6/15/22 (f)(k)	860	215
Class F, 0.5844% 6/15/22 (f)(k)	1,551	341
Class G, 0.6544% 6/15/22 (f)(k)	322	64
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 0.6744% 6/15/22 (f)(k)	$ 646	$ 97
Class J, 0.7144% 6/15/22 (f)(k)	753	75
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (k)	231	150
Series 2003-B Class A1, 0.6488% 4/25/28 (k)	255	165
Series 2003-D Class A, 0.6188% 8/25/28 (k)	216	136
Series 2003-E Class A2, 2.0813% 10/25/28 (k)	359	235
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (k)	593	356
Class A2D, 2.3063% 11/25/29 (k)	86	58
Series 2004-G Class A2, 2.15% 1/25/30 (k)	288	192
Series 2005-A Class A2, 2.0013% 2/25/30 (k)	275	173
Series 2005-B Class A2, 1.4% 7/25/30 (k)	827	560
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (k)	1,789	8
Series 2004-A4 Class A1, 3.9375% 8/25/34 (k)	2,336	1,960
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (k)	1,446	1,172
Class A7, 4.4844% 2/25/35 (k)	2,653	1,980
Series 2006-A6 Class A4, 5.3866% 10/25/33 (k)	2,131	1,800
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	5,626	5,116
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (k)	293	190
Class A2, 0.7588% 12/25/34 (k)	397	263
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (k)	332	173
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (k)	3,387	1,554
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (k)	2,682	113
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (k)	2,252	1,706
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (k)	573	424
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (k)	1,056	807
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (f)(k)	1,457	689
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2003-CB1 Class B3, 1.8319% 6/10/35 (f)(k)	$ 1,135	$ 584
Series 2004-A:
Class B4, 1.5819% 2/10/36 (f)(k)	865	289
Class B5, 2.0819% 2/10/36 (f)(k)	577	184
Series 2004-B:
Class B4, 1.4819% 2/10/36 (f)(k)	380	115
Class B5, 1.9319% 2/10/36 (f)(k)	294	78
Class B6, 2.3819% 2/10/36 (f)(k)	103	24
Series 2004-C:
Class B4, 1.3319% 9/10/36 (f)(k)	488	137
Class B5, 1.7319% 9/10/36 (f)(k)	547	136
Class B6, 2.1319% 9/10/36 (f)(k)	121	27
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (k)	1,701	1,313
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	251	229
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (k)	273	185
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (k)	1,190	933
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (f)(k)	301	198
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (f)(k)	29	29
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (f)	187	145
Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	141
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (k)	171	115
Series 2004-10 Class A4, 4.5188% 11/20/34 (k)	244	150
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (k)	732	435
Series 2004-4 Class A, 4.4388% 5/20/34 (k)	891	610
Series 2004-5 Class A3, 1.5925% 6/20/34 (k)	349	226
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (k)	269	172
Class A3B, 2.3038% 7/20/34 (k)	51	32
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (k)	276	164
Class A3B, 2.1388% 7/20/34 (k)	34	20
Series 2005-1 Class A2, 1.7513% 2/20/35 (k)	428	273
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2005-2 Class A2, 2.03% 3/20/35 (k)	$ 562	$ 331
Series 2005-3 Class A1, 0.5163% 5/20/35 (k)	275	146
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (k)	577	10
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (f)(k)	99	42
Series 2003-15A Class 4A, 5.4553% 4/25/33 (k)	1,131	935
Series 2003-20 Class 1A1, 5.5% 7/25/33	714	616
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (k)	3,593	1,494
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (k)	104	99
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (k)	30	30
Series 2003-AR8 Class A, 4.2538% 8/25/33 (k)	1,168	962
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (k)	3,326	2,646
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1079% 12/25/34 (k)	1,160	992
Series 2004-H Class A1, 4.5272% 6/25/34 (k)	2,736	2,425
Series 2004-W:
Class A1, 4.5433% 11/25/34 (k)	1,082	923
Class A9, 4.5433% 11/25/34 (k)	4,976	3,473
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (k)	904	809
Series 2005-AR12:
Class 2A5, 4.2078% 7/25/35 (k)	12,260	8,493
Class 2A6, 4.1484% 7/25/35 (k)	759	649
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (k)	1,408	1,129
TOTAL PRIVATE SPONSOR		116,075
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	7,358	7,439
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $124,119)		123,514
Commercial Mortgage Securities - 2.1%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (k)	$ 1,537	$ 1,086
Class A2, 6.8991% 2/14/43 (k)	966	981
Class A3, 6.9491% 2/14/43 (k)	1,043	995
Class PS1, 1.4493% 2/14/43 (k)(m)	5,471	185
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (k)	1,534	1,445
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	471	470
Series 2006-5:
Class A1, 5.185% 7/10/11	1,019	1,014
Class A2, 5.317% 9/10/47	5,071	4,711
Class A3, 5.39% 9/10/47	1,832	1,529
Series 2006-6 Class A3, 5.369% 12/10/16	2,628	2,222
Series 2007-2 Class A1, 5.421% 4/10/49	271	273
Series 2007-4 Class A3, 6.0024% 2/10/51 (k)	1,310	1,088
Series 2006-5 Class XP, 0.832% 9/10/47 (m)	20,839	392
Series 2006-6:
Class E, 5.619% 10/10/45 (f)	759	91
Class XP, 0.4315% 10/10/45 (k)(m)	7,645	107
Series 2007-3:
Class A3, 5.6582% 6/10/49 (k)	2,194	1,715
Class A4, 5.8374% 6/10/49 (k)	2,739	2,000
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	408	414
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,216
Series 2004-2:
Class A3, 4.05% 11/10/38	1,777	1,704
Class A4, 4.153% 11/10/38	1,666	1,513
Series 2004-4 Class A3, 4.128% 7/10/42	927	919
Series 2005-1 Class A3, 4.877% 11/10/42	4,528	4,401
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,176	1,175
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,399
Series 2001-3 Class H, 6.562% 4/11/37 (f)	735	664
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	329	214
Class K, 6.15% 5/11/35 (f)	611	422
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	4,082	3,743
Series 2005-6 Class A3, 5.3515% 9/10/47 (k)	2,365	2,276
Series 2007-1 Class B, 5.543% 1/15/49	791	188
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (f)(k)	$ 564	$ 282
Class D, 0.7044% 3/15/22 (f)(k)	572	257
Class E, 0.7444% 3/15/22 (f)(k)	472	212
Class F, 0.8144% 3/15/22 (f)(k)	676	304
Class G, 0.8744% 3/15/22 (f)(k)	438	166
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (f)(k)	844	490
Class D, 0.5544% 10/15/19 (f)(k)	1,031	454
Class E, 0.5844% 10/15/19 (f)(k)	956	363
Class F, 0.6544% 10/15/19 (f)(k)	2,712	1,085
Class G, 0.6744% 10/15/19 (f)(k)	1,185	415
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (f)(k)	112	55
Series 2004-1:
Class A, 0.6688% 4/25/34 (f)(k)	1,447	941
Class B, 2.2088% 4/25/34 (f)(k)	161	47
Class M1, 0.8688% 4/25/34 (f)(k)	130	70
Class M2, 1.5088% 4/25/34 (f)(k)	117	52
Series 2004-2:
Class A, 0.7388% 8/25/34 (f)(k)	1,101	826
Class M1, 0.8888% 8/25/34 (f)(k)	250	134
Series 2004-3:
Class A1, 0.6788% 1/25/35 (f)(k)	2,263	1,471
Class A2, 0.7288% 1/25/35 (f)(k)	326	196
Class M1, 0.8088% 1/25/35 (f)(k)	392	219
Class M2, 1.3088% 1/25/35 (f)(k)	253	118
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (f)(k)	1,938	1,070
Class M1, 0.7388% 8/25/35 (f)(k)	122	45
Class M2, 0.7888% 8/25/35 (f)(k)	201	69
Class M3, 0.8088% 8/25/35 (f)(k)	111	36
Class M4, 0.9188% 8/25/35 (f)(k)	102	31
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (f)(k)	903	513
Class A2, 0.7088% 11/25/35 (f)(k)	704	370
Class M1, 0.7488% 11/25/35 (f)(k)	107	41
Class M2, 0.7988% 11/25/35 (f)(k)	136	49
Class M3, 0.8188% 11/25/35 (f)(k)	121	41
Class M4, 0.9088% 11/25/35 (f)(k)	151	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (f)(k)	$ 2,103	$ 1,052
Class B1, 1.7088% 1/25/36 (f)(k)	182	48
Class M1, 0.7588% 1/25/36 (f)(k)	678	315
Class M2, 0.7788% 1/25/36 (f)(k)	204	90
Class M3, 0.8088% 1/25/36 (f)(k)	297	123
Class M4, 0.9188% 1/25/36 (f)(k)	164	64
Class M5, 0.9588% 1/25/36 (f)(k)	164	60
Class M6, 1.0088% 1/25/36 (f)(k)	175	59
Series 2006-1:
Class A2, 0.6688% 4/25/36 (f)(k)	320	159
Class M1, 0.6888% 4/25/36 (f)(k)	114	42
Class M2, 0.7088% 4/25/36 (f)(k)	121	42
Class M3, 0.7288% 4/25/36 (f)(k)	104	35
Class M4, 0.8288% 4/25/36 (f)(k)	59	19
Class M5, 0.8688% 4/25/36 (f)(k)	57	18
Class M6, 0.9488% 4/25/36 (f)(k)	114	33
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (f)(k)	4,877	2,757
Class A2, 0.5888% 7/25/36 (f)(k)	290	152
Class B1, 1.1788% 7/25/36 (f)(k)	109	30
Class B3, 3.0088% 7/25/36 (f)(k)	164	40
Class M1, 0.6188% 7/25/36 (f)(k)	304	114
Class M2, 0.6388% 7/25/36 (f)(k)	215	76
Class M3, 0.6588% 7/25/36 (f)(k)	178	61
Class M4, 0.7288% 7/25/36 (f)(k)	120	39
Class M5, 0.7788% 7/25/36 (f)(k)	148	46
Class M6, 0.8488% 7/25/36 (f)(k)	220	65
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (f)(k)	191	51
Class B2, 1.6588% 10/25/36 (f)(k)	138	30
Class B3, 2.9088% 10/25/36 (f)(k)	224	37
Class M4, 0.7388% 10/25/36 (f)(k)	211	79
Class M5, 0.7888% 10/25/36 (f)(k)	253	86
Class M6, 0.8688% 10/25/36 (f)(k)	495	156
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (f)(k)	906	508
Class A2, 0.5788% 12/25/36 (f)(k)	4,457	1,862
Class B1, 1.0088% 12/25/36 (f)(k)	143	31
Class B2, 1.5588% 12/25/36 (f)(k)	147	29
Class B3, 2.7588% 12/25/36 (f)(k)	247	43
Class M1, 0.5988% 12/25/36 (f)(k)	295	94
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class M2, 0.6188% 12/25/36 (f)(k)	$ 198	$ 59
Class M3, 0.6488% 12/25/36 (f)(k)	200	57
Class M4, 0.7088% 12/25/36 (f)(k)	241	65
Class M5, 0.7488% 12/25/36 (f)(k)	220	56
Class M6, 0.8288% 12/25/36 (f)(k)	198	47
Series 2007-1:
Class A2, 0.5788% 3/25/37 (f)(k)	934	444
Class B1, 0.9788% 3/25/37 (f)(k)	299	79
Class B2, 1.4588% 3/25/37 (f)(k)	216	52
Class B3, 3.6588% 3/25/37 (f)(k)	589	97
Class M1, 0.5788% 3/25/37 (f)(k)	264	123
Class M2, 0.5988% 3/25/37 (f)(k)	197	86
Class M3, 0.6288% 3/25/37 (f)(k)	176	73
Class M4, 0.6788% 3/25/37 (f)(k)	144	56
Class M5, 0.7288% 3/25/37 (f)(k)	220	80
Class M6, 0.8088% 3/25/37 (f)(k)	307	97
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (f)(k)	812	451
Class A2, 0.6288% 7/25/37 (f)(k)	761	399
Class B1, 1.9088% 7/25/37 (f)(k)	236	57
Class B2, 2.5588% 7/25/37 (f)(k)	205	44
Class B3, 3.6588% 7/25/37 (f)(k)	231	47
Class M1, 0.6788% 7/25/37 (f)(k)	268	125
Class M2, 0.7188% 7/25/37 (f)(k)	149	65
Class M3, 0.7988% 7/25/37 (f)(k)	150	62
Class M4, 0.9588% 7/25/37 (f)(k)	294	100
Class M5, 1.0588% 7/25/37 (f)(k)	260	82
Class M6, 1.3088% 7/25/37 (f)(k)	330	96
Series 2007-3:
Class A2, 0.5988% 7/25/37 (f)(k)	1,125	453
Class B1, 1.2588% 7/25/37 (f)(k)	214	49
Class B2, 1.9088% 7/25/37 (f)(k)	531	106
Class B3, 4.3088% 7/25/37 (f)(k)	285	48
Class M1, 0.6188% 7/25/37 (f)(k)	192	61
Class M2, 0.6488% 7/25/37 (f)(k)	206	59
Class M3, 0.6788% 7/25/37 (f)(k)	320	87
Class M4, 0.8088% 7/25/37 (f)(k)	504	135
Class M5, 0.9088% 7/25/37 (f)(k)	265	64
Class M6, 1.1088% 7/25/37 (f)(k)	201	50
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (f)(k)	297	72
Class B2, 3.7588% 9/25/37 (f)(k)	1,066	236
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class M1, 1.2588% 9/25/37 (f)(k)	$ 287	$ 134
Class M2, 1.3588% 9/25/37 (f)(k)	287	119
Class M4, 1.9088% 9/25/37 (f)(k)	724	246
Class M5, 2.0588% 9/25/37 (f)(k)	724	228
Class M6, 2.2588% 9/25/37 (f)(k)	725	210
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(m)	3,868	43
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(m)	8,163	592
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (f)(k)	884	578
Class H, 0.9944% 3/15/19 (f)(k)	595	167
Class J, 1.1944% 3/15/19 (f)(k)	447	67
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (f)(k)	559	280
Class E, 0.6444% 3/15/22 (f)(k)	2,904	1,336
Class F, 0.6944% 3/15/22 (f)(k)	1,782	766
Class G, 0.7444% 3/15/22 (f)(k)	458	179
Class H, 0.8944% 3/15/22 (f)(k)	559	201
Class J, 1.0444% 3/15/22 (f)(k)	559	157
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	796	792
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,644	1,500
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,698	1,394
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	1,247	1,233
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,221
Series 2007-PW16:
Class A4, 5.9089% 6/11/40 (k)	769	649
Class AAB, 5.9089% 6/11/40 (k)	6,290	5,787
Series 2007-PW17 Class A1, 5.282% 6/11/50	539	526
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	393
Class A4, 5.7% 6/11/50	5,820	4,772
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	472	463
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (f)(k)(m)	12,312	114
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,163
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (f)(k)(m)	19,121	413
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	245	245
Class A4, 5.4635% 4/12/38 (k)	164	147
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15:
Class A1, 5.016% 2/11/44	$ 242	$ 240
Class X2, 0.3635% 2/11/44 (f)(k)(m)	19,403	263
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	210	48
Class C, 5.713% 6/11/40 (f)	175	37
Class D, 5.713% 6/11/40 (f)	175	35
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (f)(k)(m)	130,963	1,853
Series 2007-T26 Class X2, 0.1255% 1/12/45 (f)(k)(m)	17,609	105
Series 2007-T28:
Class A1, 5.422% 9/11/42	237	233
Class X2, 0.1822% 9/11/42 (f)(k)(m)	65,803	463
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (f)(k)	1,163	504
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,292
Class XCL, 0.8163% 5/15/35 (f)(k)(m)	21,325	846
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	527	519
Class F, 7.734% 1/15/32	285	279
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(k)	1,336	1,349
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	181	180
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (f)(k)	7	5
Class F, 0.6544% 8/16/21 (f)(k)	469	127
Class G, 0.6744% 11/15/36 (f)(k)	488	122
Class H, 0.7144% 11/15/36 (f)(k)	390	90
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	7,319
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,234	626
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	1,464	1,481
Class A2, 5.8884% 12/10/49 (k)	1,600	1,509
Class A4, 5.8884% 12/10/49 (k)	2,972	2,325
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (k)	$ 548	$ 463
Series 2007-CD4:
Class A1, 4.977% 12/11/49	385	379
Class A2A, 5.237% 12/11/49	1,169	1,074
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,059
Class C, 5.476% 12/11/49	2,474	186
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	203	200
Series 2007-C3 Class A3, 5.8202% 5/15/46 (k)	1,314	1,093
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	552
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (f)(k)	2,943	1,707
Class C, 0.6144% 4/15/17 (f)(k)	1,057	603
Class D, 0.6544% 4/15/17 (f)(k)	1,043	540
Class E, 0.7144% 4/15/17 (f)(k)	332	158
Class F, 0.7544% 4/15/17 (f)(k)	188	84
Class G, 0.8944% 4/15/17 (f)(k)	188	78
Class H, 0.9644% 4/15/17 (f)(k)	188	75
Class J, 1.1944% 4/15/17 (f)(k)	144	56
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (f)(k)	2,073	968
Class D, 0.6844% 11/15/17 (f)(k)	108	49
Class E, 0.7344% 11/15/17 (f)(k)	382	163
Class F, 0.7944% 11/15/17 (f)(k)	422	170
Class G, 0.8444% 11/15/17 (f)(k)	292	111
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (f)(k)	1,872	946
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	124	122
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,128
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,221	1,994
Series 2007-C9 Class A4, 5.8162% 12/10/49 (k)	2,907	2,340
Series 2006-C8 Class B, 5.44% 12/10/46	2,276	637
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	598	606
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	$ 2,661	$ 955
Series 2007-C2:
Class A1, 5.269% 1/15/49	128	127
Class A2, 5.448% 1/15/49 (k)	9,295	8,706
Class A3, 5.542% 1/15/49 (k)	2,628	1,894
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	156	155
Class A4, 5.9124% 6/15/39 (k)	790	577
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	6,297
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	865
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (f)(k)	4,688	1,172
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (f)(k)	38	8
Class SHDC, 1.3444% 7/15/19 (f)(k)	18	5
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (f)(k)	10	2
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,149	1,154
Series 2000-C1 Class A2, 7.545% 4/15/62	1,700	1,723
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,257
Series 2004-C1:
Class A3, 4.321% 1/15/37	467	457
Class A4, 4.75% 1/15/37	612	556
Series 1998-C1 Class D, 7.17% 5/17/40	1,421	1,409
Series 1999-C1 Class E, 8.0655% 9/15/41 (k)	1,358	1,318
Series 2001-CK6 Class AX, 0.645% 9/15/18 (m)	3,842	68
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (f)(k)(m)	12,308	415
Series 2006-C1 Class A3, 5.711% 2/15/39 (k)	6,938	6,071
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (f)(k)	497	199
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (f)(k)	2,047	675
0.6144% 2/15/22 (f)(k)	731	197
Class F, 0.6644% 2/15/22 (f)(k)	1,462	365
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	$ 150	$ 149
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (k)(m)	25,747	376
Class B, 5.487% 2/15/40 (f)(k)	2,009	382
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	5,088	5,194
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	390
Class G, 6.936% 3/15/33 (f)	865	716
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,533	4,537
Series 2001-1 Class X1, 1.0497% 5/15/33 (f)(k)(m)	13,647	222
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	375	115
Series 2007-C1 Class XP, 0.1974% 12/10/49 (k)(m)	16,469	126
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.8287% 12/10/41 (k)(m)	2,524	26
Series 2005-C1 Class X2, 0.7105% 5/10/43 (k)(m)	9,655	101
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (f)(k)	494	210
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	839	842
Series 2007-GG11:
Class A1, 5.358% 12/10/49	869	842
Class A2, 5.597% 12/10/49	2,628	2,285
Series 2007-GG9:
Class A1, 5.233% 3/10/39	215	213
Class A4, 5.444% 3/10/39	3,820	3,005
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (f)(k)(m)	33,443	516
Series 2006-GG7 Class A3, 6.1142% 7/10/38 (k)	3,464	3,079
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(m)	33,114	325
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (f)(k)	66	48
Class D, 0.6944% 6/6/20 (f)(k)	313	178
Class E, 0.7844% 6/6/20 (f)(k)	363	200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-FL8A:
Class F, 0.8544% 6/6/20 (f)(k)	$ 916	$ 458
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (f)(k)	768	530
Class D, 0.7844% 3/6/20 (f)(k)	2,047	1,412
Class F, 0.8944% 3/6/20 (f)(k)	63	43
Class G, 0.9344% 3/6/20 (f)(k)	32	22
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	2,064	2,214
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	378
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	650	698
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (f)(k)(m)	32,197	508
Series 2006-GG6 Class A2, 5.506% 4/10/38 (k)	7,705	7,511
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	1,860
Series 2007-GG10:
Class A1, 5.69% 8/10/45	282	276
Class A2, 5.778% 8/10/45	626	570
Class A4, 5.7992% 8/10/45 (k)	802	613
Series 2007-GG10 Class B, 5.9932% 8/10/45 (k)	1,643	229
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (f)(k)	1,099	583
Class C, 0.5544% 11/15/18 (f)(k)	781	398
Class D, 0.5744% 11/15/18 (f)(k)	299	135
Class E, 0.6244% 11/15/18 (f)(k)	427	184
Class F, 0.6744% 11/15/18 (f)(k)	640	269
Class G, 0.7044% 11/15/18 (f)(k)	556	223
Class H, 0.8444% 11/15/18 (f)(k)	427	149
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (k)	3,908	3,283
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,978	1,704
Series 2006-CB17 Class A4, 5.429% 12/12/43	683	545
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	658
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	624	530
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (k)	4,608	3,516
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (k)	3,689	3,391
Class A4, 6.0069% 6/15/49 (k)	1,950	1,525
Series 2007-LDP10 Class A1, 5.122% 1/15/49	141	140
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX Class A3, 5.412% 1/15/49	$ 3,616	$ 2,717
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (k)	1,183	225
Series 2005-CB13 Class E, 5.35% 1/12/43 (f)(k)	665	113
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	9,262
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	335
Series 2007-CB19:
Class B, 5.7442% 2/12/49	112	26
Class C, 5.7462% 2/12/49	294	62
Class D, 5.7462% 2/12/49	309	62
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	251	53
Class CS, 5.466% 1/15/49 (k)	108	22
Class ES, 5.5455% 1/15/49 (f)(k)	679	95
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	542	531
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,474	1,489
Series 2007-C3:
Class F, 5.9388% 7/15/44 (k)	261	26
Class G, 5.9388% 7/15/44 (f)(k)	461	43
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	499	418
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,352	2,389
Series 2001-C2 Class A2, 6.653% 11/15/27	252	254
Series 2001-C3 Class A1, 6.058% 6/15/20	105	106
Series 2006-C1 Class A2, 5.084% 2/15/31	630	614
Series 2006-C3 Class A1, 5.478% 3/15/39	131	131
Series 2006-C6:
Class A1, 5.23% 9/15/39	202	203
Class A2, 5.262% 9/15/39 (k)	2,293	2,194
Series 2006-C7:
Class A1, 5.279% 11/15/38	93	94
Class A2, 5.3% 11/15/38	1,445	1,312
Class A3, 5.347% 11/15/38	979	788
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	126	127
Class A4, 5.424% 2/15/40	169	125
Series 2007-C2:
Class A1, 5.226% 2/15/40	117	116
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C2:
Class A3, 5.43% 2/15/40	$ 633	$ 447
Series 2000-C5 Class E, 7.29% 12/15/32	92	87
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,526
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,100
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (f)(k)(m)	5,513	56
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	191	190
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (k)(m)	5,194	85
Series 2006-C3 Class A3 5.689% 3/15/32	730	639
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(m)	8,142	165
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,891	405
Class D, 5.563% 2/15/40 (k)	526	63
Class E, 5.582% 2/15/40 (k)	263	29
Class XCP, 0.6696% 2/15/40 (k)(m)	3,206	53
Series 2007-C2 Class XCP, 0.715% 2/15/40 (k)(m)	15,129	269
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,642	1,213
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	3,399
Class XCP, 0.3124% 9/15/45 (k)(m)	108,103	1,318
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	376	354
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,989	1,591
Class C, 4.13% 11/20/37 (f)	5,669	3,855
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (f)(k)	421	168
Class E, 0.6344% 9/15/21 (f)(k)	1,518	455
Class F, 0.6844% 9/15/21 (f)(k)	1,255	345
Class G, 0.7044% 9/15/21 (f)(k)	2,478	620
Class H, 0.7444% 9/15/21 (f)(k)	639	144
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,391
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	653	636
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (k)	2,158	2,099
Series 2005-LC1 Class F, 5.378% 1/12/44 (f)(k)	1,143	232
Series 2006-C1 Class A2, 5.6116% 5/12/39 (k)	1,853	1,792
Series 2007-C1 Class A4, 6.0224% 6/12/50 (k)	4,974	3,759
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	1,913
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (k)	$ 612	$ 448
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,398	1,237
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	1,129	973
Series 2007-5:
Class A1, 4.275% 12/12/11	107	104
Class A3, 5.364% 8/12/48	512	409
Class A4, 5.378% 8/12/48	53	36
Class B, 5.479% 2/12/17	3,942	795
Series 2007-6 Class A1, 5.175% 3/12/51	125	124
Series 2007-7 Class A4, 5.81% 6/12/50 (k)	4,599	3,252
Series 2007-8 Class A1, 4.622% 8/12/49	230	224
Series 2006-2 Class A4, 5.9093% 6/12/46 (k)	798	687
Series 2006-4 Class XP, 0.6211% 12/12/49 (k)(m)	24,177	521
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	287
Series 2007-7 Class B, 5.75% 6/12/50	114	25
Series 2007-8 Class A3, 6.1556% 8/12/49 (k)	1,133	870
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (f)(k)	22	19
Class H, 0.735% 8/15/19 (f)(k)	104	73
Class J, 0.805% 8/15/19 (f)(k)	79	51
Series 2006-XLF:
Class C, 1.545% 7/15/19 (f)(k)	903	90
Class F, 0.665% 7/15/19 (f)(k)	1,265	923
Class G, 0.705% 7/15/19 (f)(k)	719	324
Series 2007-XCLA Class A1, 0.545% 7/17/17 (f)(k)	2,987	1,493
Series 2007-XLCA Class B, 0.8444% 7/17/17 (f)(k)	2,039	183
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (f)(k)	754	211
Class D, 0.535% 10/15/20 (f)(k)	732	183
Class E, 0.595% 10/15/20 (f)(k)	916	183
Class F, 0.645% 10/15/20 (f)(k)	550	99
Class G, 0.685% 10/15/20 (f)(k)	680	102
Class H, 0.775% 10/15/20 (f)(k)	428	43
Class J, 0.925% 10/15/20 (f)(k)	488	39
Class MHRO, 1.035% 10/15/20 (f)(k)	387	43
Class MJPM, 1.345% 10/15/20 (f)(k)	120	11
Class MSTR, 1.045% 10/15/20 (f)(k)	216	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA:
Class NHRO, 1.235% 10/15/20 (f)(k)	$ 578	$ 52
Class NSTR, 1.195% 10/15/20 (f)(k)	199	22
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (f)(k)(m)	4,653	75
Series 2004-HQ3 Class A2, 4.05% 1/13/41	378	383
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,804
Series 2006-HQ10 Class A1, 5.131% 11/12/41	454	452
Series 2006-T23 Class A1, 5.682% 8/12/41	1,246	1,248
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	207	205
Class A31, 5.439% 2/12/44 (k)	666	572
Series 2007-IQ13 Class A1, 5.05% 3/15/44	213	209
Series 2007-IQ14 Class A1, 5.38% 4/15/49	480	472
Series 2007-T25 Class A2, 5.507% 11/12/49	1,292	1,138
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (f)(k)(m)	9,510	123
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (f)(k)(m)	18,076	394
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (k)	2,038	1,898
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,950	380
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (k)	2,181	1,976
Class A4, 5.7708% 10/15/42 (k)	394	333
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	233
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	671	589
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	2,383	400
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	307	299
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,971	1,429
Class AAB, 5.654% 4/15/49	3,520	3,201
Class B, 5.914% 4/15/49	323	50
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (f)(k)	2,788	223
Class D, 1.0444% 7/17/17 (f)(k)	1,312	92
Class E, 1.1444% 7/17/17 (f)(k)	1,065	64
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	53	54
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,360	2,394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	$ 125	$ 113
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (f)(k)	141	127
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	211	216
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,117	1,138
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (f)(k)	1,401	700
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (f)(k)	1,791	537
Class F, 0.6844% 8/11/18 (f)(k)	2,061	474
Class G, 0.7044% 8/11/18 (f)(k)	1,953	391
Class J, 0.9444% 8/11/18 (f)(k)	434	43
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (f)(k)	120	24
Class AP2, 1.1444% 6/15/20 (f)(k)	199	20
Class F, 0.8244% 6/15/20 (f)(k)	3,864	773
Class LXR1, 1.0444% 6/15/20 (f)(k)	162	32
Class LXR2, 1.1444% 6/15/20 (f)(k)	2,634	263
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	447	442
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,627	2,589
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,513
Series 2006-C24 Class A2, 5.506% 3/15/45	1,079	1,078
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,109
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	2,985
Series 2007-C30:
Class A1, 5.031% 12/15/43	201	199
Class A3, 5.246% 12/15/43	1,128	1,031
Class A4, 5.305% 12/15/43	386	317
Class A5, 5.342% 12/15/43	1,406	980
Series 2007-C31:
Class A1, 5.14% 4/15/47	115	114
Class A4, 5.509% 4/15/47	2,970	2,030
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (k)	4,582	4,172
Class A3, 5.929% 6/15/49 (k)	2,231	1,571
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	624	293
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(k)	$ 1,010	$ 844
Class 180B, 5.3979% 10/15/41 (f)(k)	460	393
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	486
Series 2005-C22:
Class B, 5.355% 12/15/44 (k)	2,914	1,020
Class F, 5.355% 12/15/44 (f)(k)	2,191	351
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	5,980
Series 2006-C25 Class AM, 5.9263% 5/15/43 (k)	688	364
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	1,314	138
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	434
Class D, 5.513% 12/15/43 (k)	2,102	200
Class XP, 0.4317% 12/15/43 (f)(k)(m)	16,159	255
Series 2007-C31 Class C, 5.6906% 4/15/47 (k)	361	43
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	7,566
Series 2007-C32:
Class D, 5.929% 6/15/49 (k)	987	109
Class E, 5.929% 6/15/49 (k)	1,556	156
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (k)	870	615
Series 2007-C33 Class B, 5.9024% 2/15/51 (k)	2,209	331
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $377,778)		374,497
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	4,700	4,550
7.55% 4/1/39	9,400	9,086
Montgomery County Gen. Oblig. Series A, 5% 1/1/13	5,440	6,083
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,688	2,973
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	5,000	5,702
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	5,700	6,294
TOTAL MUNICIPAL SECURITIES (Cost $34,439)		34,688
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12 (Cost $2,686)	$ 2,462	$ 2,705
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $175)	196	189
Bank Notes - 0.0%

National City Bank, Cleveland 1.3613% 3/1/13 (k) (Cost $637)	790	672
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (k)	851	483
MUFG Capital Finance 1 Ltd. 6.346% (k)	3,342	2,975
		3,458
TOTAL PREFERRED SECURITIES (Cost $2,515)		3,458
Fixed-Income Funds - 15.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (l)	1,493,919	112,656
Fidelity Corporate Bond 1-10 Year Central Fund (l)	7,072,578	670,410
Fidelity High Income Central Fund 2 (l)	4,135,321	357,871
Fidelity Mortgage Backed Securities Central Fund (l)	16,200,649	1,637,400
TOTAL FIXED-INCOME FUNDS (Cost $2,875,497)		2,778,337
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.53% (b)	420,128,652	420,129
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	27,689,750	27,690
TOTAL MONEY MARKET FUNDS (Cost $447,819)		447,819
Cash Equivalents - 1.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 3	$ 3
0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) #	254,047	254,043
TOTAL CASH EQUIVALENTS (Cost $254,046)		254,046
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $18,917,058)		18,603,925
NET OTHER ASSETS - (4.3)%		(766,422)
NET ASSETS - 100%		$ 17,837,503
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,967 CME E-mini S&P 500 Index Contracts	June 2009	$ 136,200	$ 14,650

The face value of futures purchased as a percentage of net assets - 0.8%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (i)

	Dec. 2034	$ 613	$ (577)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (i)

	Oct. 2034	$ 1,099	$ (1,059)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (i)	Oct. 2034	1,099	(1,058)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (j)	Sept. 2037	16,700	(16,366)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (j)	Sept. 2037	13,600	(13,328)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (j)	Sept. 2037	1,800	(1,764)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (j)	Sept. 2037	13,600	(13,328)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (j)

	Sept. 2037	$ 13,100	$ (12,838)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (j)	Sept. 2037	11,500	(11,270)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (i)	June 2035	1,600	(1,501)
TOTAL CREDIT DEFAULT SWAPS		74,711	(73,089)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	20,205
		$ 194,711	$ (52,884)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $342,050,000 or 1.9% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,098,000.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $58,552,000.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
* Amount represents less than $1,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 0*
Bank of America, NA	0*
Barclays Capital, Inc.	1
Credit Suisse Securities (USA) LLC	0*
Deutsche Bank Securities, Inc.	1
HSBC Securities (USA), Inc.	0*
ING Financial Markets LLC	0*
J.P. Morgan Securities, Inc.	1
Mizuho Securities USA, Inc.	0*
Societe Generale, New York Branch	0*
$ 3
$254,043,000 due 6/01/09 at 0.18%
J.P. Morgan Securities, Inc.	$ 254,043
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 24,330
Fidelity 1-3 Year Duration Securitized Bond Central Fund	5,396
Fidelity Cash Central Fund	5,472
Fidelity Commercial Mortgage-Backed Securities Central Fund	14,232
Fidelity Corporate Bond 1-10 Year Central Fund	47,434
Fidelity Mortgage Backed Securities Central Fund	62,203
Fidelity Securities Lending Cash Central Fund	1,839
Fidelity Ultra-Short Central Fund	5,117
Total	$ 166,023
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,606	$ 4,143	$ 150,603	$ 112,656	19.1%
Fidelity Commercial Mortgage-Backed Securities Central Fund	454,738	11,553	383,370*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,517,973	126,709	900,980*	670,410	25.3%
Fidelity High Income Central Fund 2	400,269	91,764	87,098	357,871	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,762,588	463,444	634,006	1,637,400	23.0%
Fidelity Ultra-Short Central Fund	658,434	-	554,165*	-	0.0%
Total	$ 5,077,608	$ 697,613	$ 2,710,222	$ 2,778,337
* Includes the value of shares redeemed through in-kind transactions.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 1,272	$ -	$ 455	$ -	$ -
Bell Microproducts, Inc.	4,429	-	4,228	-	-
Capitol Bancorp Ltd.	17,008	-	17,867	-	-
Central Garden & Pet Co.	9,861	-	11,130	-	-
Cirrus Logic, Inc.	-	16,303	3,621	-	-
Credence Systems Corp.	7,204	-	-	-	-
DUSA Pharmaceuticals, Inc.	2,911	-	2,292	-	-
Evergreen Energy, Inc.	6,322	-	6,097	-	-
Great Lakes Dredge & Dock Corp.	34,885	-	32,883	79	-
LandAmerica Financial Group, Inc.	16,912	-	20,004	-	-
Lighthouse Caledonia ASA	2,310	-	119	-	-
LTX Corp.	6,836	-	-	-	-
MarineMax, Inc.	8,237	-	2,909	-	-
Mattson Technology, Inc.	-	14,901	307	-	-
Sourcefire, Inc.	12,346	-	12,049	-	-
Spartech Corp.	16,808	-	16,306	-	-
Standard Pacific Corp.	14,818	-	16,004	-	-
The Pantry, Inc.	31,496	-	35,160	-	-
Tween Brands, Inc.	25,114	-	27,074	-	-
Universal Truckload Services, Inc.	26,743	-	24,427	-	-
Total	$ 245,512	$ 31,204	$ 232,932	$ 79	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,603,925	$ 13,194,224	$ 5,318,292	$ 91,409
Other Financial Instruments*	$ (38,234)	$ 14,650	$ 3,838	$ (56,722)
* Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 16,518	$ (16,837)
Total Realized Gain (Loss)	1,573	-*
Total Unrealized Gain (Loss)	(18,843)	8,891
Cost of Purchases	88,757	-
Proceeds of Sales	(7,185)	-
Amortization/Accretion	(759)	-
Transfer in/out of Level 3	11,348	(48,776)
Ending Balance	$ 91,409	$ (56,722)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(5,978,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $19,446,150,000. Net unrealized depreciation aggregated $842,225,000, of which $1,022,455,000 related to appreciated investment securities and $1,864,680,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked- to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $74,711,000 representing 0.42% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/ performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Puritan® Fund

May 31, 2009

1.800346.105

PUR-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.2%
Johnson Controls, Inc.	1,180,900	$ 23,535
The Goodyear Tire & Rubber Co. (a)	1,300,800	14,894
		38,429
Automobiles - 0.1%
Ford Motor Co. (a)	3,563,500	20,490
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	781,900	28,281
McDonald's Corp.	1,060,700	62,571
P.F. Chang's China Bistro, Inc. (a)(f)	404,200	12,910
Penn National Gaming, Inc. (a)	831,700	27,504
Starwood Hotels & Resorts Worldwide, Inc.	1,005,600	24,607
Vail Resorts, Inc. (a)(f)	865,200	23,784
WMS Industries, Inc. (a)	509,800	18,083
		197,740
Household Durables - 0.5%
Black & Decker Corp.	465,000	14,913
Mohawk Industries, Inc. (a)	607,500	23,249
Pulte Homes, Inc.	3,200,700	28,166
Whirlpool Corp.	174,683	7,361
		73,689
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.	402,800	31,414
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	5,842,700	75,955
DreamWorks Animation SKG, Inc. Class A (a)	416,443	11,602
Grupo Televisa SA de CV (CPO) sponsored ADR	2,312,600	41,118
News Corp. Class B (f)	1,962,896	22,043
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	2,982
The DIRECTV Group, Inc. (a)	1,427,100	32,110
The Walt Disney Co.	3,922,190	94,995
Time Warner Cable, Inc.	917,400	28,247
Time Warner, Inc.	426,153	9,981
Vertis Holdings, Inc. (a)	30,518	0*
		319,033
Multiline Retail - 0.3%
Macy's, Inc.	1,348,600	15,752
Target Corp.	727,300	28,583
		44,335
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	289,700	$ 12,338
Best Buy Co., Inc.	1,052,500	36,943
Gymboree Corp. (a)	382,200	14,084
Home Depot, Inc.	681,200	15,777
J. Crew Group, Inc. (a)	1,004,537	25,977
Lowe's Companies, Inc.	2,985,100	56,747
Lumber Liquidators, Inc. (a)	350,000	5,303
Sherwin-Williams Co.	347,200	18,332
Staples, Inc.	3,052,100	62,415
Tiffany & Co., Inc.	729,800	20,704
TJX Companies, Inc.	2,028,800	59,870
		328,490
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	263,300	15,021
Polo Ralph Lauren Corp. Class A	567,900	30,564
		45,585
TOTAL CONSUMER DISCRETIONARY		1,099,205
CONSUMER STAPLES - 4.9%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	1,257,900	20,957
Molson Coors Brewing Co. Class B	359,400	15,810
The Coca-Cola Co.	1,751,100	86,084
		122,851
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,207,900	35,995
SUPERVALU, Inc.	640,600	10,634
Wal-Mart Stores, Inc.	3,689,900	183,536
Walgreen Co.	945,700	28,172
Whole Foods Market, Inc. (f)	334,200	6,306
		264,643
Food Products - 0.7%
Bunge Ltd.	255,500	16,165
Corn Products International, Inc.	627,600	16,575
Dean Foods Co. (a)	586,800	11,032
Marine Harvest ASA (a)	26,391,400	15,542
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	1,146,800	$ 14,255
Tyson Foods, Inc. Class A	2,739,600	36,491
		110,060
Household Products - 0.9%
Colgate-Palmolive Co.	367,400	24,230
Procter & Gamble Co.	2,371,622	123,182
		147,412
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	444,400	24,331
Philip Morris International, Inc.	2,806,440	119,667
		143,998
TOTAL CONSUMER STAPLES		788,964
ENERGY - 7.0%
Energy Equipment & Services - 1.0%
BJ Services Co.	1,002,500	15,679
ENSCO International, Inc.	461,800	17,959
Nabors Industries Ltd. (a)	823,600	14,726
Noble Corp.	424,400	14,587
Schlumberger Ltd. (NY Shares)	138,580	7,931
Smith International, Inc.	521,200	15,214
Transocean Ltd. (a)	418,600	33,270
Weatherford International Ltd. (a)	2,080,400	43,064
		162,430
Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp.	1,358,217	30,777
Chevron Corp.	3,101,700	206,790
ConocoPhillips	952,400	43,658
Denbury Resources, Inc. (a)	470,400	8,086
Exxon Mobil Corp.	3,668,424	254,401
Frontier Oil Corp.	350,100	6,116
Marathon Oil Corp.	1,981,900	63,183
Massey Energy Co.	1,106,800	25,335
Occidental Petroleum Corp.	1,671,958	112,205
Petrohawk Energy Corp. (a)	1,094,100	27,571
Petroleo Brasileiro SA - Petrobras sponsored ADR	744,300	32,772
Range Resources Corp.	834,908	38,247
Southwestern Energy Co. (a)	1,651,300	71,782
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	556,300	$ 25,189
Valero Energy Corp.	1,147,800	25,676
		971,788
TOTAL ENERGY		1,134,218
FINANCIALS - 8.5%
Capital Markets - 2.8%
Bank of New York Mellon Corp.	1,214,600	33,742
Credit Suisse Group sponsored ADR	518,100	23,226
Deutsche Bank AG (NY Shares)	584,200	39,498
Goldman Sachs Group, Inc.	1,015,400	146,796
Julius Baer Holding Ltd.	148,473	6,301
KKR Private Equity Investors, LP (a)	923,600	3,614
KKR Private Equity Investors, LP Restricted Depositary Units (a)(g)	977,300	3,811
Morgan Stanley	3,658,500	110,926
Nomura Holdings, Inc.	874,900	6,580
Nomura Holdings, Inc. sponsored ADR	1,149,400	8,712
State Street Corp.	1,010,167	46,922
The Blackstone Group LP	2,053,500	22,486
		452,614
Commercial Banks - 1.3%
Comerica, Inc.	238,500	5,171
Fifth Third Bancorp	947,000	6,534
PNC Financial Services Group, Inc.	1,001,400	45,614
Standard Chartered PLC (United Kingdom)	510,460	10,449
TCF Financial Corp. (f)	349,900	5,025
Wells Fargo & Co.	5,208,440	132,815
		205,608
Consumer Finance - 0.1%
Capital One Financial Corp.	446,600	10,915
Diversified Financial Services - 2.7%
Bank of America Corp.	13,853,132	156,125
CME Group, Inc.	127,400	40,977
IntercontinentalExchange, Inc. (a)	191,500	20,642
JPMorgan Chase & Co.	6,200,423	228,796
		446,540
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.5%
ACE Ltd.	746,122	$ 32,822
AFLAC, Inc.	509,600	18,091
Berkshire Hathaway, Inc. Class B (a)	12,060	35,842
Genworth Financial, Inc. Class A (non-vtg.)	1,356,100	8,028
Lincoln National Corp.	888,800	16,843
MetLife, Inc.	1,071,600	33,755
Prudential Financial, Inc.	382,000	15,246
The Chubb Corp.	482,200	19,119
The Travelers Companies, Inc.	1,113,800	45,287
Unum Group	909,100	15,555
XL Capital Ltd. Class A	707,500	7,160
		247,748
Real Estate Investment Trusts - 0.1%
The Macerich Co. (f)	916,200	15,465
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	281,428	28
TOTAL FINANCIALS		1,378,918
HEALTH CARE - 7.5%
Biotechnology - 0.8%
Amgen, Inc. (a)	994,900	49,685
Biogen Idec, Inc. (a)	551,000	28,536
Cephalon, Inc. (a)	423,912	24,718
CSL Ltd.	817	19
Dendreon Corp. (a)(f)	417,400	9,462
United Therapeutics Corp. (a)	224,500	17,994
		130,414
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	1,020,000	52,214
C.R. Bard, Inc.	311,700	22,283
Covidien Ltd.	293,300	10,477
NuVasive, Inc. (a)	657,200	23,738
St. Jude Medical, Inc. (a)	1,239,300	48,357
		157,069
Health Care Providers & Services - 1.0%
BMP Sunstone Corp. warrants 8/19/12 (a)(j)	59,000	32
Express Scripts, Inc. (a)	675,800	43,285
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	1,100,000	$ 50,479
UnitedHealth Group, Inc.	2,870,000	76,342
		170,138
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	821,860	30,170
Life Technologies Corp. (a)	704,900	27,336
QIAGEN NV (a)	1,506,900	26,521
Waters Corp. (a)	580,358	25,141
		109,168
Pharmaceuticals - 4.0%
Abbott Laboratories	851,600	38,373
Allergan, Inc.	870,500	38,415
Auxilium Pharmaceuticals, Inc. (a)	944,100	22,120
Elan Corp. PLC sponsored ADR (a)	1,439,548	10,048
Johnson & Johnson	1,438,600	79,353
Merck & Co., Inc.	1,953,200	53,869
Pfizer, Inc.	11,284,300	171,409
Roche Holding AG (participation certificate)	58,494	8,010
Schering-Plough Corp.	2,747,600	67,041
Watson Pharmaceuticals, Inc. (a)	353,700	10,699
Wyeth	3,460,900	155,256
		654,593
TOTAL HEALTH CARE		1,221,382
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	3,380,000	112,081
Lockheed Martin Corp.	586,500	49,049
Northrop Grumman Corp.	956,200	45,534
Precision Castparts Corp.	361,400	29,841
Raytheon Co.	652,200	29,121
United Technologies Corp.	2,182,600	114,827
		380,453
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	85,706
Airlines - 0.1%
Delta Air Lines, Inc. (a)	2,016,131	11,714
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Masco Corp.	3,505,773	$ 36,320
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV (NY Shares)	1,503,800	19,414
Electrical Equipment - 0.5%
Acuity Brands, Inc.	282,800	7,687
AMETEK, Inc.	537,800	16,914
Cooper Industries Ltd. Class A	964,100	31,642
First Solar, Inc. (a)	72,500	13,775
Rockwell Automation, Inc.	568,400	17,444
		87,462
Industrial Conglomerates - 0.8%
General Electric Co.	2,648,100	35,696
Siemens AG sponsored ADR	575,900	42,294
Textron, Inc.	3,345,300	38,471
Tyco International Ltd.	571,400	15,776
		132,237
Machinery - 1.3%
Cummins, Inc.	1,302,200	42,230
Danaher Corp.	948,000	57,212
Deere & Co.	647,300	28,138
Ingersoll-Rand Co. Ltd. Class A	717,300	14,511
Navistar International Corp. (a)	831,500	33,102
PACCAR, Inc.	550,000	16,418
Parker Hannifin Corp.	319,400	13,498
		205,109
Professional Services - 0.2%
Manpower, Inc.	766,400	32,580
Road & Rail - 0.3%
CSX Corp.	695,200	22,080
Union Pacific Corp.	453,556	22,347
		44,427
TOTAL INDUSTRIALS		1,035,422
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	9,022,200	166,911
Corning, Inc.	3,430,100	50,422
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	1,845,900	$ 28,242
QUALCOMM, Inc.	2,350,100	102,441
		348,016
Computers & Peripherals - 2.9%
Apple, Inc. (a)	1,494,800	203,009
Hewlett-Packard Co.	3,912,902	134,408
International Business Machines Corp.	1,209,600	128,556
		465,973
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	788,924	26,342
Arrow Electronics, Inc. (a)	884,400	21,394
Avnet, Inc. (a)	897,300	20,647
Flextronics International Ltd. (a)	4,360,700	17,268
Ingram Micro, Inc. Class A (a)	1,195,800	19,755
Tyco Electronics Ltd.	1,351,756	23,480
		128,886
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	227,400	5,062
Alibaba.com Ltd. (a)	806,000	1,594
China Finance Online Co. Ltd. ADR (a)	212,160	2,656
eBay, Inc. (a)	2,268,500	39,971
Google, Inc. Class A (sub. vtg.) (a)	303,500	126,629
		175,912
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	807,600	20,343
Gartner, Inc. Class A (a)	890,638	13,671
MasterCard, Inc. Class A	49,900	8,799
Redecard SA	777,400	11,226
Visa, Inc.	1,066,900	72,240
		126,279
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	3,471,000	39,083
Applied Micro Circuits Corp. (a)	2,206,520	17,255
Cree, Inc. (a)	323,900	9,856
Intel Corp.	6,564,940	103,201
KLA-Tencor Corp.	620,600	16,756
Lam Research Corp. (a)	703,700	18,430
Marvell Technology Group Ltd. (a)	986,100	11,271
Skyworks Solutions, Inc. (a)	986,900	9,405
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,917,100	$ 42,853
Texas Instruments, Inc.	3,084,700	59,843
		327,953
Software - 2.5%
Activision Blizzard, Inc. (a)	977,300	11,806
BMC Software, Inc. (a)	1,097,900	37,438
CA, Inc.	868,200	15,150
Electronic Arts, Inc. (a)	677,500	15,576
Microsoft Corp.	10,028,113	209,487
Nintendo Co. Ltd.	2,037	549
Oracle Corp.	6,219,900	121,848
		411,854
TOTAL INFORMATION TECHNOLOGY		1,984,873
MATERIALS - 2.7%
Chemicals - 1.5%
Airgas, Inc.	1,091,300	46,118
Albemarle Corp.	1,074,400	30,320
Celanese Corp. Class A	1,151,581	23,619
Dow Chemical Co.	3,374,000	59,652
E.I. du Pont de Nemours & Co.	468,900	13,350
FMC Corp.	119,000	6,468
Monsanto Co.	356,900	29,319
Solutia, Inc. (a)	190,000	931
Terra Industries, Inc.	1,510,800	41,985
		251,762
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	271,800	10,432
Sealed Air Corp.	888,900	17,787
		28,219
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A (f)	350,300	11,623
Commercial Metals Co.	559,100	9,488
Freeport-McMoRan Copper & Gold, Inc. Class B	496,500	27,024
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	929,400	11,246
Kinross Gold Corp.	587,800	11,796
Lihir Gold Ltd. (a)	2,128,696	5,528
Newcrest Mining Ltd.	1,470,897	39,053
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	1,615,800	$ 24,140
Stillwater Mining Co. (a)(f)	1,012,100	7,479
United States Steel Corp.	390,000	13,291
		160,668
TOTAL MATERIALS		440,649
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,863,336	70,982
Qwest Communications International, Inc.	3,366,800	14,679
Verizon Communications, Inc.	7,141,795	208,969
		294,630
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	12,357,300	63,640
TOTAL TELECOMMUNICATION SERVICES		358,270
UTILITIES - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	160,300	11,962
Exelon Corp.	638,900	30,674
FirstEnergy Corp.	650,900	24,598
FPL Group, Inc.	455,500	25,749
Portland General Electric Co.	13,771	248
		93,231
Gas Utilities - 0.1%
Questar Corp.	687,300	23,293
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	10,811
TOTAL UTILITIES		127,335
TOTAL COMMON STOCKS (Cost $9,342,020)		9,569,236
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	$ 3,899
El Paso Corp. 4.99% (g)	8,100	6,771
		10,670
FINANCIALS - 0.2%
Commercial Banks - 0.1%
Wells Fargo & Co. 7.50%	22,600	16,837
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	232,900	9,069
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	800,000	7,120
TOTAL FINANCIALS		33,026
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (j)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	4,860
TOTAL CONVERTIBLE PREFERRED STOCKS		49,550
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	8,046	3,420
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,420
TOTAL PREFERRED STOCKS (Cost $111,712)		52,970
Corporate Bonds - 14.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp.:
3.5% 1/15/31	$ 512	$ 255
3.5% 1/15/31 (g)	3,785	1,886
Regal Entertainment Group 6.25% 3/15/11 (g)	4,580	4,352
Virgin Media, Inc. 6.5% 11/15/16 (g)	10,000	7,871
		14,364
Specialty Retail - 0.0%
United Auto Group, Inc. 3.5% 4/1/26	10,340	8,823
TOTAL CONSUMER DISCRETIONARY		23,187
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
The Great Atlantic & Pacific Tea Co. 6.75% 12/15/12	17,480	11,012
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	32,155
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Vornado Realty LP 3.625% 11/15/26	5,900	5,192
INDUSTRIALS - 0.0%
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (g)	6,209	3,858
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	6,000	2,880
Spansion, Inc. 2.25% 6/15/16 (e)(g)	1,480	7
		2,887
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	9,571
TOTAL CONVERTIBLE BONDS		87,862
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
Allison Transmission, Inc. 11% 11/1/15 (g)	$ 7,105	$ 5,613
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,324
5.875% 3/15/11	1,224	1,239
Tenneco, Inc.:
8.125% 11/15/15	2,430	1,786
8.625% 11/15/14	9,810	5,935
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	5,355	5,248
9% 7/1/15	5,030	4,779
10.5% 5/15/16	3,175	3,151
TRW Automotive, Inc.:
7% 3/15/14 (g)	1,975	1,452
7.25% 3/15/17 (g)	6,795	4,757
		37,284
Automobiles - 0.0%
General Motors Corp.:
7.125% 7/15/13 (e)	860	77
7.2% 1/15/11 (e)	985	69
8.25% 7/15/23 (e)	1,640	148
		294
Diversified Consumer Services - 0.1%
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	1,945	1,896
10.25% 6/1/16	2,110	2,057
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,090
		9,043
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 9.25% 6/1/14 (g)	1,930	1,949
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (g)(l)	1,140	695
8% 11/15/13 (g)	1,890	1,191
McDonald's Corp. 5.35% 3/1/18	1,378	1,430
MGM Mirage, Inc.:
6.625% 7/15/15	2,320	1,462
6.75% 4/1/13	80	50
7.5% 6/1/16	4,765	3,050
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17	$ 8,335	$ 5,334
10.375% 5/15/14 (g)	4,935	5,083
11.125% 11/15/17 (g)	5,175	5,408
13% 11/15/13 (g)	12,000	13,140
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	886
Scientific Games Corp. 9.25% 6/15/19 (g)	2,795	2,746
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	2,270	1,249
Six Flags Operations, Inc. 12.25% 7/15/16 (g)	5,550	3,968
Six Flags, Inc. 9.625% 6/1/14	6,858	1,063
Station Casinos, Inc.:
6% 4/1/12 (e)	7,405	2,666
7.75% 8/15/16 (e)	1,735	625
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,370	8,035
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	1,633	980
		61,010
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,533
5.875% 1/15/36	1,500	1,108
Sealy Mattress Co. 10.875% 4/15/16 (g)	1,140	1,166
		4,807
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,109	1,162
6.875% 5/1/12	1,438	1,514
CanWest Media, Inc. 8% 9/15/12 (e)	8,625	2,243
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (e)	17,730	2,039
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (e)	7,240	7,105
10.25% 10/1/13 (g)	2,450	2,254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (g)(l)	$ 1,500	$ 1,448
10.375% 4/30/14 (g)(l)	10,000	9,475
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,800	558
5% 3/15/12	4,405	903
6.25% 3/15/11	2,510	841
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	320
Comcast Corp.:
4.95% 6/15/16	1,107	1,058
5.5% 3/15/11	225	235
5.7% 5/15/18	5,309	5,266
5.85% 1/15/10	36	37
6.45% 3/15/37	4,155	3,909
COX Communications, Inc.:
4.625% 1/15/10	1,261	1,267
4.625% 6/1/13	2,632	2,541
6.25% 6/1/18 (g)	745	717
CSC Holdings, Inc. 8.5% 4/15/14 (g)	3,630	3,594
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,730
7.125% 2/1/16	5,000	4,575
7.75% 5/31/15	3,705	3,520
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,872
Lamar Media Corp.:
6.625% 8/15/15	2,080	1,768
6.625% 8/15/15	2,500	2,025
7.25% 1/1/13	1,585	1,450
LBI Media, Inc. 8.5% 8/1/17 (g)	6,320	2,338
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,752
8.25% 2/1/30	10,280	6,888
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (e)	5,455	3,328
News America Holdings, Inc. 7.75% 12/1/45	18,112	14,314
News America, Inc.:
4.75% 3/15/10	144	146
5.3% 12/15/14	516	523
6.2% 12/15/34	5,885	4,802
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.: - continued
6.9% 3/1/19 (g)	$ 2,867	$ 2,896
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (g)(l)	5,969	1,482
7% 1/15/14	1,977	692
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	1,129
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	8,640
11.5% 5/1/16 (g)	3,000	2,858
11.625% 2/1/14 (g)	1,800	1,764
Radio One, Inc. 8.875% 7/1/11	4,005	1,562
Rainbow National Services LLC:
8.75% 9/1/12 (g)	4,000	4,000
10.375% 9/1/14 (g)	7,775	8,008
The Reader's Digest Association, Inc. 9% 2/15/17	9,530	334
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,467
6.2% 7/1/13	1,369	1,430
6.75% 7/1/18	691	714
7.3% 7/1/38	1,848	1,874
8.75% 2/14/19	1,684	1,931
Time Warner, Inc.:
5.875% 11/15/16	2,609	2,519
6.5% 11/15/36	3,295	2,677
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	23,565	18,381
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (e)	608	6
Videotron Ltd.:
9.125% 4/15/18 (g)	2,520	2,589
9.125% 4/15/18	3,045	3,129
		173,599
Specialty Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	7,125	7,152
Michaels Stores, Inc. 10% 11/1/14	7,940	5,717
Sally Holdings LLC 9.25% 11/15/14	2,050	2,065
Sonic Automotive, Inc. 8.625% 8/15/13	5,015	3,134
Staples, Inc. 9.75% 1/15/14	8,117	8,950
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc. 7.875% 4/15/13	$ 6,585	$ 4,247
United Auto Group, Inc. 7.75% 12/15/16	3,610	2,726
		33,991
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16	6,000	5,550
TOTAL CONSUMER DISCRETIONARY		325,578
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	43	38
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (g)	4,022	4,035
6.875% 11/15/19 (g)	4,000	4,046
8.2% 1/15/39 (g)	8,200	8,745
Constellation Brands, Inc.:
7.25% 9/1/16	2,795	2,606
7.25% 5/15/17	2,400	2,238
Diageo Capital PLC:
5.2% 1/30/13	3,201	3,304
5.75% 10/23/17	1,105	1,125
FBG Finance Ltd. 5.125% 6/15/15 (g)	1,730	1,528
PepsiCo, Inc. 7.9% 11/1/18	6,140	7,352
		35,017
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
1.5613% 6/1/10 (l)	1,353	1,338
6.036% 12/10/28 (g)	1,343	1,106
6.302% 6/1/37 (l)	2,791	1,898
Rite Aid Corp.:
7.5% 3/1/17	5,980	4,649
10.375% 7/15/16	10,340	9,228
Wal-Mart Stores, Inc. 6.2% 4/15/38	6,660	6,907
		25,126
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	394
Dean Foods Co. 7% 6/1/16	5,915	5,545
General Mills, Inc. 5.65% 2/15/19	934	956
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.625% 11/1/11	$ 2,156	$ 2,292
6.75% 2/19/14	318	346
		9,533
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,101
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	16,293	18,543
Philip Morris International, Inc.:
4.875% 5/16/13	1,054	1,106
6.375% 5/16/38	2,900	2,917
Reynolds American, Inc.:
6.75% 6/15/17	1,724	1,625
7.25% 6/15/37	6,485	5,151
		29,342
TOTAL CONSUMER STAPLES		100,119
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (g)	4,276	4,462
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	5,420	4,390
Transocean Ltd. 5.25% 3/15/13	2,042	2,107
Weatherford International Ltd.:
4.95% 10/15/13	1,026	970
5.15% 3/15/13	1,341	1,287
		13,216
Oil, Gas & Consumable Fuels - 1.5%
BW Group Ltd. 6.625% 6/28/17 (g)	1,742	1,315
Canadian Natural Resources Ltd.:
5.15% 2/1/13	2,650	2,712
5.7% 5/15/17	683	658
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)	2,429	2,435
Chesapeake Energy Corp.:
6.5% 8/15/17	14,280	11,710
9.5% 2/15/15	3,440	3,371
Colorado Interstate Gas Co. 5.95% 3/15/15	7,000	6,762
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)	5,990	3,774
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips:
4.75% 2/1/14	$ 621	$ 645
5.75% 2/1/19	7,588	7,803
6.5% 2/1/39	3,908	4,039
Devon Energy Corp. 5.625% 1/15/14	1,381	1,448
Drummond Co., Inc. 7.375% 2/15/16 (g)	8,000	5,880
Duke Capital LLC:
6.25% 2/15/13	589	601
6.75% 2/15/32	2,454	2,019
Duke Energy Field Services:
5.375% 10/15/15 (g)	720	596
6.45% 11/3/36 (g)	8,320	5,607
6.875% 2/1/11	1,363	1,379
7.875% 8/16/10	611	625
El Paso Natural Gas Co. 5.95% 4/15/17	551	511
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	998	1,054
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	918
6.5% 4/15/18	1,398	1,277
9.875% 3/1/19	1,726	1,937
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,755
Energy Transfer Partners LP 9% 4/15/19	2,800	3,126
Enterprise Products Operating LP:
4.625% 10/15/09	1,147	1,150
5.6% 10/15/14	1,152	1,132
5.65% 4/1/13	410	407
EOG Resources, Inc. 5.625% 6/1/19	2,191	2,243
EXCO Resources, Inc. 7.25% 1/15/11	5,585	5,082
Forest Oil Corp.:
7.25% 6/15/19	9,250	7,978
8.5% 2/15/14 (g)	2,955	2,852
Gazstream SA 5.625% 7/22/13 (g)	647	621
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	2,276	2,196
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,627
Lukoil International Finance BV 6.656% 6/7/22 (g)	720	547
Mariner Energy, Inc. 8% 5/15/17	2,100	1,628
Nakilat, Inc. 6.067% 12/31/33 (g)	4,083	3,077
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	3,700	2,738
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 2,265	$ 2,205
5.2% 3/10/15	535	481
5.875% 3/10/35	2,365	1,877
6.4% 5/15/37	4,230	3,614
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,099	2,098
Peabody Energy Corp. 7.875% 11/1/26	7,925	7,212
Pemex Project Funding Master Trust 2.62% 6/15/10 (g)(l)	734	727
Petrohawk Energy Corp. 9.125% 7/15/13	12,000	11,760
Petroleos Mexicanos 8% 5/3/19 (g)	406	444
Petroleum Development Corp. 12% 2/15/18	4,240	2,968
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	1,734
6.65% 1/15/37	4,780	4,075
7.75% 10/15/12	1,389	1,393
Plains Exploration & Production Co.:
7% 3/15/17	4,400	3,795
7.625% 6/1/18	7,415	6,572
7.75% 6/15/15	3,000	2,805
Range Resources Corp. 7.375% 7/15/13	1,330	1,290
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,760	1,852
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)	791	785
6.332% 9/30/27 (g)	5,710	5,113
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	1,603	1,612
Ship Finance International Ltd. 8.5% 12/15/13	10,070	7,855
Source Gas LLC 5.9% 4/1/17 (g)	2,088	1,510
Southwestern Energy Co. 7.5% 2/1/18 (g)	3,340	3,173
Stone Energy Corp. 6.75% 12/15/14	5,580	2,957
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	6,578
6.85% 6/1/39	6,550	5,887
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,199
Teekay Corp. 8.875% 7/15/11	5,450	5,382
Tennessee Gas Pipeline Co. 8% 2/1/16 (g)	825	825
TEPPCO Partners LP 5.9% 4/15/13	1,908	1,796
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	950
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd. 6.35% 5/15/67 (l)	$ 1,397	$ 922
Williams Companies, Inc.:
6.375% 10/1/10 (g)	4,195	4,195
7.625% 7/15/19	2,985	2,910
8.125% 3/15/12	6,285	6,427
XTO Energy, Inc.:
5% 1/31/15	1,031	1,006
5.65% 4/1/16	707	707
5.9% 8/1/12	2,623	2,743
6.5% 12/15/18	5,000	5,246
		243,915
TOTAL ENERGY		257,131
FINANCIALS - 4.0%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (l)	689	689
1.2406% 10/22/10 (l)	1,379	1,359
1.3919% 7/16/09 (l)	339	339
1.5538% 9/9/09 (l)	749	748
4.245% 1/7/10	717	720
4.5% 10/28/10	1,080	1,109
5.3% 10/30/15	689	650
5.85% 7/19/10	2,220	2,292
6.95% 8/10/12	11,066	11,966
BlackRock, Inc. 6.25% 9/15/17	1,810	1,772
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,478	3,477
5.45% 11/1/12	2,220	2,275
5.95% 1/18/18	2,350	2,241
6% 5/1/14	4,000	4,067
6.15% 4/1/18	1,161	1,121
6.6% 1/15/12	1,008	1,065
6.75% 10/1/37	8,835	7,407
6.875% 1/15/11	161	170
7.5% 2/15/19	15,036	15,822
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	8,937
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 2,262	$ 1,957
7.125% 5/15/15	811	708
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	3,524
6.15% 4/25/13	652	627
6.4% 8/28/17	1,830	1,659
6.875% 4/25/18	2,591	2,405
Morgan Stanley:
1.3994% 1/9/12 (l)	6,662	6,049
1.4494% 1/9/14 (l)	2,947	2,439
4.75% 4/1/14	468	428
5.05% 1/21/11	1,794	1,814
5.25% 11/2/12	144	144
5.45% 1/9/17	140	128
5.95% 12/28/17	324	304
6% 5/13/14	4,650	4,673
6.6% 4/1/12	3,370	3,510
6.625% 4/1/18	806	797
6.75% 4/15/11	4,992	5,199
7.3% 5/13/19	7,034	7,205
Northern Trust Corp.:
4.625% 5/1/14	1,071	1,080
5.5% 8/15/13	168	175
Nuveen Investments, Inc. 10.5% 11/15/15 (g)	6,070	3,247
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	576	562
State Street Corp. 4.3% 5/30/14	990	988
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	4,778
4.95% 11/1/12	2,277	2,368
5.45% 5/15/19	5,023	5,033
UBS AG Stamford Branch:
5.75% 4/25/18	2,418	2,169
5.875% 12/20/17	1,760	1,598
		133,794
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.5%
American Express Bank FSB:
5.5% 4/16/13	$ 2,410	$ 2,312
6% 9/13/17	366	327
ANZ National International Ltd. 6.2% 7/19/13 (g)	647	660
Bank of America NA 6% 10/15/36	2,235	1,692
Bank One Corp.:
5.25% 1/30/13	548	550
7.875% 8/1/10	407	426
BB&T Corp. 6.5% 8/1/11	732	748
Chase Manhattan Corp. 7.875% 6/15/10	915	958
Credit Suisse First Boston 6% 2/15/18	9,961	9,257
Credit Suisse First Boston New York Branch 5% 5/15/13	10,815	10,762
Credit Suisse New York Branch 5.5% 5/1/14	4,885	4,934
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (g)(l)	3,570	3,017
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,749
5.25% 2/10/14 (g)	333	323
5.5% 10/17/12	1,329	1,358
Fifth Third Bancorp:
4.5% 6/1/18	73	47
8.25% 3/1/38	1,237	949
HBOS PLC 6.75% 5/21/18 (g)	408	289
HSBC Holdings PLC:
1.3659% 10/6/16 (l)	868	687
6.5% 5/2/36	6,610	6,041
6.5% 9/15/37	8,400	7,618
JPMorgan Chase Bank 6% 10/1/17	1,234	1,185
KeyBank NA:
5.8% 7/1/14	660	594
7% 2/1/11	662	650
Korea Development Bank:
4.625% 9/16/10	1,080	1,090
4.75% 7/20/09	552	551
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (g)(l)	547	419
National City Bank, Cleveland:
4.15% 8/1/09	1,123	1,122
4.5% 3/15/10	1,734	1,743
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
1.1794% 1/31/12 (l)	$ 3,525	$ 3,121
7.5% 11/1/09	1,194	1,217
Rabobank Capital Funding Trust II 5.26% (g)(l)	335	258
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (g)(l)	2,649	1,735
5.805% 6/20/16 (g)(l)	2,477	1,879
Standard Chartered Bank 6.4% 9/26/17 (g)	2,577	2,195
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(l)	1,728	1,192
Union Planters Corp. 7.75% 3/1/11	353	339
UnionBanCal Corp. 5.25% 12/16/13	390	363
Wachovia Bank NA 4.875% 2/1/15	829	734
Wachovia Corp.:
1.23% 4/23/12 (l)	320	294
1.2613% 10/15/11 (l)	2,366	2,214
1.3113% 12/1/09 (l)	640	635
5.625% 10/15/16	2,003	1,709
5.75% 6/15/17	1,728	1,652
Wells Fargo & Co.:
4.2% 1/15/10	1,552	1,572
5.625% 12/11/17	1,847	1,758
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	350
		85,275
Consumer Finance - 1.0%
American Express Co. 7.25% 5/20/14	4,000	4,084
American Express Credit Corp. 5.875% 5/2/13	343	333
Capital One Financial Corp.:
1.5725% 9/10/09 (l)	1,931	1,892
7.375% 5/23/14	4,410	4,544
Discover Financial Services:
1.8613% 6/11/10 (l)	2,370	2,229
6.45% 6/12/17	8,700	7,059
Ford Motor Credit Co. LLC:
2.7013% 1/15/10 (l)	2,800	2,576
5.7% 1/15/10	8,920	8,530
7% 10/1/13	2,800	2,259
7.375% 10/28/09	8,940	8,761
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 6/1/14	$ 5,430	$ 4,453
8% 12/15/16	10,620	8,528
General Electric Capital Corp.:
5.625% 9/15/17	17,812	17,105
5.9% 5/13/14	6,210	6,257
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,210
6.875% 8/28/12	3,685	3,132
8% 11/1/31	2,055	1,548
GMAC LLC:
6% 12/15/11 (g)	2,735	2,393
6.625% 5/15/12	1,785	1,535
6.625% 5/15/12 (g)	8,315	7,151
6.75% 12/1/14 (g)	6,105	5,067
6.875% 9/15/11 (g)	1,365	1,215
7% 2/1/12 (g)	5,945	5,172
7.5% 12/31/13 (g)	7,562	6,276
8% 11/1/31 (g)	13,691	10,200
Household Finance Corp.:
6.375% 10/15/11	1,096	1,109
7% 5/15/12	276	282
HSBC Finance Corp.:
5.25% 1/14/11	771	772
5.25% 1/15/14	621	600
MBNA America Bank NA 7.125% 11/15/12 (g)	409	384
MBNA Corp. 7.5% 3/15/12	948	927
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)	2,501	2,396
ORIX Corp. 5.48% 11/22/11	227	200
SLM Corp.:
1.2519% 7/26/10 (l)	20,263	17,832
1.3219% 10/25/11 (l)	5,381	3,884
1.52% 3/15/11 (l)	66	52
4.5% 7/26/10	2,889	2,665
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	231	233
		154,845
Diversified Financial Services - 0.9%
Bank of America Corp. 7.4% 1/15/11	12,203	12,451
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC 5.25% 11/7/13	$ 13,466	$ 14,290
BTM Curacao Holding NV 1.6194% 12/19/16 (g)(l)	1,709	1,323
Calpine Construction Finance Co. LP 8% 6/1/16 (g)	10,880	10,445
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	9,335	8,612
CIT Group, Inc. 1.3938% 6/8/09 (l)	690	688
Citigroup, Inc.:
0.9444% 5/18/11 (l)	1,656	1,512
5.3% 10/17/12	8,973	8,603
5.5% 4/11/13	6,263	6,007
6.125% 5/15/18	9,915	8,846
6.5% 1/18/11	770	778
6.5% 8/19/13	12,925	12,808
CME Group, Inc. 5.75% 2/15/14	2,601	2,743
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	12,884
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (g)	4,685	4,123
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(l)	1,765	671
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,291
6.375% 3/25/13	886	689
6.625% 11/15/13	1,603	1,223
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	6,456
4.891% 9/1/15 (l)	1,608	1,262
5.6% 6/1/11	1,824	1,922
5.75% 1/2/13	1,306	1,337
6.3% 4/23/19	6,000	5,969
6.75% 2/1/11	221	232
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)	165	171
NSG Holdings II, LLC 7.75% 12/15/25 (g)	6,750	5,434
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	642	414
5.5% 1/15/14 (g)	409	277
5.7% 4/15/17 (g)	999	582
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	1,908	1,658
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(l)	1,369	897
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(l)	$ 2,951	$ 1,948
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(l)	1,473	906
		139,452
Insurance - 0.3%
Allstate Corp. 7.45% 5/16/19	5,875	6,137
Assurant, Inc.:
5.625% 2/15/14	1,126	960
6.75% 2/15/34	1,159	762
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	285
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	878	664
HUB International Holdings, Inc. 9% 12/15/14 (g)	3,710	2,783
Jackson National Life Global Funding 5.375% 5/8/13 (g)	444	422
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	350	195
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	22	25
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	4,500	4,733
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (g)(l)	3,821	3,401
MetLife, Inc.:
5% 6/15/15	686	634
6.125% 12/1/11	583	608
6.75% 6/1/16	3,874	3,942
7.717% 2/15/19	6,959	7,396
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	1,944	1,964
5.125% 4/10/13 (g)	329	325
Monumental Global Funding II 5.65% 7/14/11 (g)	973	940
Monumental Global Funding III 5.5% 4/22/13 (g)	1,297	1,223
Pacific Life Global Funding 5.15% 4/15/13 (g)	1,995	1,879
Prudential Financial, Inc.:
5.15% 1/15/13	1,277	1,201
5.4% 6/13/35	266	199
5.5% 3/15/16	250	237
5.7% 12/14/36	226	184
8.875% 6/15/68 (l)	1,751	1,383
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(l)	1,969	1,118
Symetra Financial Corp. 6.125% 4/1/16 (g)	3,053	2,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	$ 736	$ 770
USI Holdings Corp. 4.7581% 11/15/14 (g)(l)	2,920	1,599
		48,264
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,359
Arden Realty LP 5.2% 9/1/11	789	810
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	199
5.5% 1/15/12	1,410	1,396
6.625% 9/15/11	482	494
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,819	1,790
5.625% 12/15/10	2,403	2,192
5.75% 4/1/12	1,095	906
BRE Properties, Inc.:
4.875% 5/15/10	1,522	1,505
5.75% 9/1/09	360	361
Camden Property Trust:
4.375% 1/15/10	871	877
5.375% 12/15/13	387	354
5.875% 11/30/12	1,743	1,663
CPG Partners LP 6% 1/15/13	599	590
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,775	1,575
5% 5/3/10	1,320	1,188
5.25% 4/15/11	1,433	1,177
5.375% 10/15/12	757	528
Duke Realty LP:
4.625% 5/15/13	369	297
5.25% 1/15/10	267	265
5.4% 8/15/14	325	255
5.5% 3/1/16	2,930	2,184
5.625% 8/15/11	4,312	4,037
5.875% 8/15/12	67	60
Equity One, Inc.:
6% 9/15/17	503	373
6.25% 1/15/17	291	223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 243	$ 212
6% 7/15/12	1,728	1,565
6.2% 1/15/17	365	297
Hospitality Properties Trust 5.625% 3/15/17	707	519
HRPT Properties Trust:
5.75% 11/1/15	524	416
6.25% 6/15/17	726	548
6.65% 1/15/18	364	291
Liberty Property LP:
5.125% 3/2/15	500	405
5.5% 12/15/16	876	676
Mack-Cali Realty LP:
5.05% 4/15/10	478	464
7.75% 2/15/11	575	557
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,681
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,762
Simon Property Group LP:
4.6% 6/15/10	646	642
4.875% 8/15/10	397	397
5% 3/1/12	214	207
5.375% 6/1/11	366	361
5.6% 9/1/11	1,601	1,587
5.75% 5/1/12	746	727
6.75% 5/15/14	4,302	4,275
7.75% 1/20/11	484	497
Tanger Properties LP 6.15% 11/15/15	14	11
Ventas Realty LP 6.5% 6/1/16	660	602
Washington (REIT) 5.95% 6/15/11	2,143	2,024
		53,381
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	261	256
Post Apartment Homes LP:
5.45% 6/1/12	798	727
6.3% 6/1/13	1,412	1,270
Regency Centers LP:
4.95% 4/15/14	360	290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.25% 8/1/15	$ 1,257	$ 996
5.875% 6/15/17	622	473
		4,012
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
7.375% 5/15/14	8,392	8,832
7.625% 6/1/19	19,000	19,217
Countrywide Financial Corp.:
4.5% 6/15/10	282	279
5.8% 6/7/12	1,718	1,724
Countrywide Home Loans, Inc. 4.125% 9/15/09	2,267	2,256
Independence Community Bank Corp.:
3.0275% 4/1/14 (l)	2,485	1,774
4.9% 9/23/10	999	977
World Savings Bank FSB 4.125% 12/15/09	306	309
		35,368
TOTAL FINANCIALS		654,391
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,807
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17	6,820	6,956
11.625% 10/15/17	7,320	7,192
Fresenius US Finance II, Inc. 9% 7/15/15 (g)	3,140	3,258
		17,406
Health Care Providers & Services - 0.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (g)	7,330	7,193
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (l)	5,075	1,914
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	783
6.3% 8/15/14	2,132	1,797
DaVita, Inc. 6.625% 3/15/13	15,205	14,198
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
6.375% 1/15/15	$ 1,325	$ 1,027
6.5% 2/15/16	5,605	4,316
8.5% 4/15/19 (g)	4,455	4,332
8.75% 9/1/10	9,235	9,155
9.25% 11/15/16	19,940	19,616
9.875% 2/15/17 (g)	850	852
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	7,000	6,843
NMH Holdings, Inc. 8.445% 6/15/14 pay-in-kind (g)(l)	0*	0*
Rural/Metro Corp. 9.875% 3/15/15	4,835	4,061
Sun Healthcare Group, Inc. 9.125% 4/15/15	4,230	4,167
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (g)(l)	4,360	3,488
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,395
Tenet Healthcare Corp.:
7.375% 2/1/13	1,250	1,178
9% 5/1/15 (g)	1,002	1,012
9.25% 2/1/15	1,910	1,772
9.875% 7/1/14	4,690	4,678
10% 5/1/18 (g)	5,002	5,202
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	9,160
US Oncology Holdings, Inc. 7.6538% 3/15/12 pay-in-kind (l)	8,582	5,440
Viant Holdings, Inc. 10.125% 7/15/17 (g)	10,489	7,919
		126,498
Pharmaceuticals - 0.1%
AstraZeneca PLC 6.45% 9/15/37	1,853	2,083
Bristol-Myers Squibb Co. 5.45% 5/1/18	1,728	1,793
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,768
Roche Holdings, Inc. 5% 3/1/14 (g)	3,501	3,651
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	573
		9,868
TOTAL HEALTH CARE		155,579
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)	$ 1,556	$ 1,566
6.4% 12/15/11 (g)	482	508
Bombardier, Inc.:
6.3% 5/1/14 (g)	10,420	9,118
7.45% 5/1/34 (g)	2,340	1,778
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,663
7.625% 2/1/18	1,830	1,763
		18,396
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	233	221
7.024% 4/15/11	1,667	1,642
7.858% 4/1/13	3,201	2,929
AMR Corp. 10.2% 3/15/20	3,445	1,809
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	95	62
9.798% 4/1/21	6,278	3,390
6.648% 3/15/19	1,816	1,452
6.82% 5/1/18	130	100
6.9% 7/2/19	512	420
7.056% 3/15/11	1,036	1,020
7.339% 4/19/14	2,050	1,399
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	270
8.3% 12/15/29 (a)	15,711	157
10.375% 2/1/11 (a)	8,640	86
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	222	178
7.57% 11/18/10	6,419	6,130
7.779% 1/2/12	1,541	1,402
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,336	989
8.36% 7/20/20	910	728
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	333	247
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
6.071% 9/1/14	$ 29	$ 28
6.201% 3/1/10	18	18
6.602% 9/1/13	52	51
		24,728
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (l)	2,670	2,555
Masonite International Corp. 11% 4/6/15 (e)	6,000	60
Nortek, Inc. 10% 12/1/13	7,610	4,947
		7,562
Commercial Services & Supplies - 0.1%
ARAMARK Corp. 8.5% 2/1/15	7,670	7,287
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,411
Cenveo Corp. 10.5% 8/15/16 (g)	2,590	1,858
Iron Mountain, Inc.:
7.75% 1/15/15	3,400	3,281
8.625% 4/1/13	370	370
		14,207
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	10,679
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,534
5.45% 10/15/12	3,609	3,842
6% 10/15/17	1,726	1,821
6.55% 10/15/37	3,560	3,671
General Electric Co. 5.25% 12/6/17	19,778	19,590
		30,458
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	360	343
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	744
		1,087
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	3,320	2,540
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13	$ 920	$ 902
7.75% 10/1/16	1,800	1,764
		2,666
Road & Rail - 0.0%
Kansas City Southern Railway Co. 8% 6/1/15	2,450	2,083
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	6,330	4,748
TOTAL INDUSTRIALS		119,154
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19	2,070	2,083
5.9% 2/15/39	331	321
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	5,737
Nortel Networks Corp.:
10.125% 7/15/13 (e)	7,880	2,443
10.75% 7/15/16 (e)	4,900	1,544
		12,128
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (g)	965	965
Electronic Equipment & Components - 0.0%
Itron, Inc. 7.75% 5/15/12	860	783
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,558
6% 10/1/12	2,284	2,232
6.55% 10/1/17	1,390	1,233
7.125% 10/1/37	1,952	1,399
		7,205
IT Services - 0.1%
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	11,120
10.625% 5/15/15 (g)	5,015	4,865
		15,985
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
5.5% 5/15/12	$ 944	$ 928
8.25% 5/15/14	1,799	1,826
		2,754
Semiconductors & Semiconductor Equipment - 0.2%
Avago Technologies Finance Ltd. 10.125% 12/1/13	8,150	7,834
Freescale Semiconductor, Inc.:
8.875% 12/15/14	10,770	4,900
10.125% 12/15/16	24,065	6,979
National Semiconductor Corp.:
1.57% 6/15/10 (l)	2,354	2,100
6.15% 6/15/12	874	839
NXP BV:
3.8813% 10/15/13 (l)	715	211
7.875% 10/15/14	8,000	2,880
9.5% 10/15/15	690	121
Spansion LLC 11.25% 1/15/16 (e)(g)	7,320	1,647
		27,511
TOTAL INFORMATION TECHNOLOGY		66,548
MATERIALS - 0.9%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	5,105	4,328
Airgas, Inc. 7.125% 10/1/18 (g)	2,190	2,102
Dow Chemical Co.:
7.6% 5/15/14	3,864	3,911
8.55% 5/15/19	3,864	3,864
E.I. du Pont de Nemours & Co. 5% 1/15/13	278	293
Georgia Gulf Corp.:
7.125% 12/15/13	1,390	361
9.5% 10/15/14	6,440	1,723
10.75% 10/15/16 (e)	885	80
Lubrizol Corp. 8.875% 2/1/19	547	603
MacDermid, Inc. 9.5% 4/15/17 (g)	740	474
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.:
9.75% 12/1/14	$ 3,670	$ 1,363
10.125% 12/1/14 pay-in-kind (l)	199	49
		19,151
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	907
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	8,308
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (g)	2,410	2,374
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (g)	1,970	1,921
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	3,910
7.75% 11/15/15	4,000	3,900
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,265
Owens-Illinois, Inc.:
7.5% 5/15/10	770	800
7.8% 5/15/18	350	329
Pactiv Corp.:
5.875% 7/15/12	1,009	1,014
6.4% 1/15/18	1,030	903
		25,724
Metals & Mining - 0.6%
Anglo American Capital PLC 9.375% 4/8/19 (g)	13	14
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,164	1,224
5.5% 4/1/14	5,752	6,139
6.5% 4/1/19	5,752	6,265
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,179	1,266
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	7,000	6,230
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	13,725	13,348
Noranda Aluminium Holding Corp. 7.9125% 11/15/14 pay-in-kind (l)	3,659	1,305
Nucor Corp.:
5.85% 6/1/18	5,135	5,272
6.4% 12/1/37	4,120	3,779
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	$ 7,256	$ 7,087
6.5% 7/15/18	6,714	6,611
7.125% 7/15/28	7,050	6,341
Steel Dynamics, Inc.:
7.375% 11/1/12	3,005	2,750
7.75% 4/15/16 (g)	3,990	3,372
Teck Resources Ltd.:
9.75% 5/15/14 (g)	4,165	4,144
10.25% 5/15/16 (g)	5,310	5,370
10.75% 5/15/19 (g)	6,210	6,389
United States Steel Corp. 6.65% 6/1/37	4,975	3,631
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,383
		91,920
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 7.375% 3/1/14	4,268	1,835
International Paper Co. 7.4% 6/15/14	1,525	1,502
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (g)	1,430	1,330
		4,667
TOTAL MATERIALS		142,369
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,696
AT&T, Inc.:
5.8% 2/15/19	5,178	5,314
6.3% 1/15/38	9,775	9,182
6.7% 11/15/13	691	760
6.8% 5/15/36	13,429	13,376
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	1,942
BellSouth Corp. 6.55% 6/15/34	4,075	3,755
British Telecommunications PLC:
8.625% 12/15/10	1,601	1,699
9.125% 12/15/30	3,080	3,080
Deutsche Telekom International Financial BV:
5.25% 7/22/13	1,443	1,479
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV: - continued
6.75% 8/20/18	$ 4,408	$ 4,698
Intelsat Corp. 9.25% 8/15/14 (g)	5,190	5,086
Intelsat Ltd. 11.25% 6/15/16	14,660	15,100
Level 3 Financing, Inc. 9.25% 11/1/14	8,960	7,000
Qwest Corp. 8.375% 5/1/16 (g)	5,765	5,650
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,324
5.875% 2/1/12	1,610	1,705
5.875% 8/15/12	576	615
Sprint Capital Corp.:
6.875% 11/15/28	15,273	10,691
6.9% 5/1/19	24,065	19,493
8.375% 3/15/12	7,330	7,220
8.75% 3/15/32	3,945	3,117
Telecom Italia Capital SA:
4% 1/15/10	2,881	2,886
4.95% 9/30/14	1,890	1,794
5.25% 10/1/15	2,367	2,167
6.999% 6/4/18	6,391	6,238
7.2% 7/18/36	7,123	6,329
7.721% 6/4/38	1,777	1,677
Telefonica Emisiones SAU:
1.3463% 2/4/13 (l)	1,416	1,334
6.421% 6/20/16	684	724
7.045% 6/20/36	8,220	8,917
Telefonos de Mexico SA de CV 4.75% 1/27/10	3,654	3,716
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	1,986
6.25% 4/1/37	3,729	3,504
6.4% 2/15/38	6,365	6,136
6.9% 4/15/38	8,315	8,459
Verizon Global Funding Corp. 7.25% 12/1/10	1,615	1,728
Verizon New England, Inc. 6.5% 9/15/11	525	562
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,642
		183,781
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 5.625% 11/15/17	1,066	1,032
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc. 9.375% 11/1/14	$ 660	$ 657
Crown Castle International Corp. 9% 1/15/15	2,955	2,970
Digicel Group Ltd.:
8.875% 1/15/15 (g)	11,915	9,711
9.125% 1/15/15 pay-in-kind (g)(l)	1,645	1,316
9.25% 9/1/12 (g)	4,120	3,935
12% 4/1/14 (g)	5,790	5,558
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 7.625% 5/15/16	3,975	3,821
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)	6,745	6,796
11.5% 6/15/16 (g)	665	652
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (g)	6,980	6,840
8.875% 1/15/15 (g)	870	855
Nextel Communications, Inc.:
5.95% 3/15/14	830	656
6.875% 10/31/13	4,380	3,646
7.375% 8/1/15	13,910	11,024
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)	1,510	1,178
Rogers Communications, Inc. 6.8% 8/15/18	4,480	4,783
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)	1,399	1,479
8.5% 11/15/18 (g)	2,074	2,516
Vodafone Group PLC:
5% 12/16/13	1,353	1,418
5.5% 6/15/11	1,626	1,723
7.75% 2/15/10	1,089	1,128
		73,694
TOTAL TELECOMMUNICATION SERVICES		257,475
UTILITIES - 1.4%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	1,760	1,764
Appalachian Power Co. 6.375% 4/1/36	6,000	5,204
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	2,423	2,454
8.875% 11/15/18	5,136	5,921
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 1,027	$ 1,063
Duke Energy Carolinas LLC:
6.05% 4/15/38	2,510	2,568
7% 11/15/18	3,449	3,959
EDP Finance BV:
5.375% 11/2/12 (g)	1,175	1,201
6% 2/2/18 (g)	2,160	2,136
Enel Finance International SA:
5.7% 1/15/13 (g)	491	506
6.8% 9/15/37 (g)	10,928	10,495
Exelon Corp.:
4.9% 6/15/15	1,885	1,691
6.75% 5/1/11	392	408
FirstEnergy Corp. 6.45% 11/15/11	1,163	1,217
Florida Power Corp.:
5.65% 6/15/18	2,710	2,853
6.4% 6/15/38	6,435	6,849
FPL Group Capital, Inc. 7.875% 12/15/15	911	1,046
Illinois Power Co. 6.125% 11/15/17	243	234
Intergen NV 9% 6/30/17 (g)	7,015	6,699
IPALCO Enterprises, Inc.:
7.25% 4/1/16 (g)	3,670	3,523
8.625% 11/14/11	3,905	3,925
Jersey Central Power & Light Co. 7.35% 2/1/19	1,039	1,093
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,000
Nevada Power Co.:
6.5% 5/15/18	5,100	5,026
6.5% 8/1/18	925	911
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,654
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,131	2,172
Pacific Gas & Electric Co. 5.8% 3/1/37	3,230	3,151
PacifiCorp 6% 1/15/39	710	722
PECO Energy Co. 5.6% 10/15/13	6,150	6,546
Pennsylvania Electric Co. 6.05% 9/1/17	450	426
Pepco Holdings, Inc.:
4% 5/15/10	1,314	1,314
6.45% 8/15/12	2,198	2,271
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	3,512	2,423
Progress Energy, Inc. 7.1% 3/1/11	1,994	2,134
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 919	$ 920
Tampa Electric Co. 6.15% 5/15/37	3,871	3,371
West Penn Power Co. 5.95% 12/15/17 (g)	185	165
Wisconsin Electric Power Co. 6.25% 12/1/15	1,775	1,875
		107,890
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	242
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,901
		2,143
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15	4,660	4,334
9.75% 4/15/16 (g)	2,000	2,010
Constellation Energy Group, Inc. 7% 4/1/12	3,797	3,852
Duke Capital LLC 5.668% 8/15/14	1,211	1,182
Energy Future Holdings 10.875% 11/1/17	41,405	29,812
Enron Corp.:
6.4% 7/15/06 (e)	3,600	2
6.625% 11/15/05 (e)	2,155	1
6.75% 9/1/04 (e)	1,425	0*
9.125% 4/1/03 (e)	4,315	3
Exelon Generation Co. LLC 5.35% 1/15/14	900	865
NRG Energy, Inc. 7.375% 2/1/16	13,560	12,882
RRI Energy, Inc. 6.75% 12/15/14	9,645	9,283
		64,226
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,053	890
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,377
6.3% 9/30/66 (l)	12,212	7,358
7.5% 6/30/66 (l)	2,999	2,077
DTE Energy Co.:
7.05% 6/1/11	580	603
7.625% 5/15/14	1,868	1,930
KeySpan Corp. 7.625% 11/15/10	291	307
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	1,721	1,797
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
6.5% 9/15/37	$ 6,515	$ 6,324
National Grid PLC 6.3% 8/1/16	870	879
NiSource Finance Corp.:
5.25% 9/15/17	497	413
5.4% 7/15/14	794	704
5.45% 9/15/20	2,082	1,643
6.4% 3/15/18	912	796
6.8% 1/15/19	4,000	3,584
7.875% 11/15/10	602	613
10.75% 3/15/16	8,160	8,891
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,636	2,618
WPS Resources Corp. 6.11% 12/1/66 (l)	520	317
		44,121
TOTAL UTILITIES		218,380
TOTAL NONCONVERTIBLE BONDS		2,296,724
TOTAL CORPORATE BONDS (Cost $2,523,186)		2,384,586
U.S. Government and Government Agency Obligations - 4.6%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
3.375% 5/19/11	163,673	171,035
3.625% 8/15/11	14,335	15,080
4.375% 7/17/13	20,070	21,501
6% 5/15/11 (i)	38,785	42,473
Freddie Mac 5.25% 7/18/11 (i)	1,950	2,115
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,333
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		257,537
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	12,075	12,049
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
1.625% 1/15/15 (i)	$ 33,417	$ 33,662
1.625% 1/15/18	12,183	12,166
2% 4/15/12	7,452	7,719
2% 1/15/14 (i)	156,514	161,282
2% 1/15/14	16,150	16,642
2.375% 1/15/27	47,461	48,161
2.5% 7/15/16	142,179	150,709
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		442,390
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes 1.875% 4/30/14 (f)	38,380	37,576
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $718,495)		737,503
U.S. Government Agency - Mortgage Securities - 5.1%

Fannie Mae - 3.7%
5% 12/1/25 to 10/1/38	138,210	141,984
5% 6/1/39 (h)	30,000	30,716
5% 6/11/39 (h)	52,000	53,241
5% 6/11/39 (h)	62,500	63,991
5.5% 1/1/33 to 7/1/38	174,265	180,932
5.593% 7/1/37 (l)	1,358	1,414
6% 6/1/30 to 7/1/37	98,041	103,537
6% 6/11/39 (h)	10,500	10,993
6.01% 4/1/36 (l)	1,045	1,090
6.131% 4/1/36 (l)	2,303	2,404
6.248% 6/1/36 (l)	383	395
6.326% 4/1/36 (l)	1,103	1,153
6.5% 11/1/29 to 1/1/36	11,648	12,531
TOTAL FANNIE MAE		604,381
Freddie Mac - 0.9%
5% 3/1/19 to 6/1/38	94,664	97,621
5% 6/11/39 (h)	21,500	21,993
5.692% 10/1/35 (l)	668	702
5.921% 6/1/36 (l)	2,355	2,452
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 11/1/33	$ 807	$ 850
6.115% 6/1/36 (l)	1,154	1,207
6.5% 11/1/34 to 3/1/36	21,365	22,937
TOTAL FREDDIE MAC		147,762
Government National Mortgage Association - 0.5%
5.5% 9/20/38	534	555
5.5% 6/18/39 (h)	6,000	6,221
5.5% 6/18/39 (h)	30,000	31,105
5.5% 6/18/39 (h)	17,000	17,611
5.5% 6/18/39 (h)	2,500	2,592
6% 2/15/34	13,214	13,962
6.5% 3/15/34	7,307	7,836
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		79,882
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $811,123)		832,025
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (l)	77	28
Series 2005-1 Class M1, 0.7788% 4/25/35 (l)	1,383	676
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (l)	633	1
Class M8, 1.1588% 7/25/36 (l)	313	0*
Class M9, 2.0088% 7/25/36 (l)	5	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (l)	89	58
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (l)	187	166
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (l)	472	241
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (l)	199	168
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (l)	26	25
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (l)	275	5
Class M4, 0.7088% 5/25/36 (l)	233	4
Class M5, 0.7488% 5/25/36 (l)	55	1
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (l)	129	4
Class M5, 0.6988% 4/25/36 (l)	123	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3463% 9/20/13 (l)	$ 6,890	$ 6,046
Series 2006-A7 Class A7, 0.3363% 10/20/12 (l)	3,470	3,045
Series 2006-C1 Class C1, 0.7963% 10/20/14 (l)	353	18
Series 2007-A1 Class A, 0.3663% 1/20/15 (l)	2,330	2,045
Series 2007-A4 Class A4, 0.3463% 4/22/13 (l)	3,311	2,906
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(l)	618	616
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (g)(l)	188	186
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	148	148
Series 2005-DA Class A4, 5.02% 11/6/12	131	131
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	539	162
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (l)	43	42
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (l)	108	70
Series 2004-R10 Class M1, 1.0088% 11/25/34 (l)	515	263
Series 2004-R11 Class M1, 0.9688% 11/25/34 (l)	443	174
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (l)	180	140
Class M3, 0.8588% 4/25/34 (l)	124	41
Series 2005-R1 Class M1, 0.7588% 3/25/35 (l)	715	377
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (l)	609	440
Series 2005-R2 Class M1, 0.7588% 4/25/35 (l)	1,567	850
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (l)	125	63
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (l)	36	7
Series 2004-W11 Class M2, 1.0088% 11/25/34 (l)	426	175
Series 2004-W5 Class M1, 0.9088% 4/25/34 (l)	516	266
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (l)	451	167
Class M2, 0.9088% 5/25/34 (l)	394	222
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (l)	1,178	322
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (l)	989	18
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (l)	1,089	580
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (l)	$ 176	$ 81
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (l)	2,026	988
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (l)	179	75
Class M2, 1.4288% 6/25/34 (l)	291	192
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (l)	316	132
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (l)	220	3
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (e)(g)(l)	3,496	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (l)	2,606	2,561
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (l)	239	145
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (l)	465	284
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (l)	77	50
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (l)	735	355
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (l)	1,159	444
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (l)	363	284
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4588% 8/25/36 (l)	1,987	1,762
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (l)	1,743	1,615
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (l)	487	428
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 0.7194% 6/15/10 (l)	141	141
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (l)	167	165
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (g)(l)	2,208	2,014
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (g)(l)	347	69
Class B, 1.0663% 7/20/39 (g)(l)	200	24
Class C, 1.4163% 7/20/39 (g)(l)	258	21
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	299
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (l)	4,366	182
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (l)	323	6
Series 2006-NC4 Class M1, 0.6088% 10/25/36 (l)	2,570	113
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (l)	141	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (l)	$ 1,368	$ 294
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (g)(l)	188	137
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (l)	402	386
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	230	126
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (g)(l)	272	194
Series 2005-HE4 Class A2C, 0.5788% 10/25/35 (l)	3,984	3,558
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (l)	574	3
Series 2006-WF2 Class A2B, 5.735% 5/25/36	191	190
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (l)	581	18
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (g)(l)	993	974
Class B, 0.6244% 7/15/12 (g)(l)	993	968
Countrywide Asset-Backed Certificates Trust:
Series 2007-5 Class 2A1, 0.4088% 4/25/29 (l)	9,296	7,542
Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (l)	333	277
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	251	0*
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (l)	35	18
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (l)	128	65
Class M1, 0.8088% 6/25/34 (l)	502	310
Class M4, 1.2788% 4/25/34 (l)	121	60
Series 2004-4:
Class A, 0.6788% 8/25/34 (l)	29	13
Class M2, 0.8388% 6/25/34 (l)	446	304
Series 2005-1:
Class M1, 0.7288% 8/25/35 (l)	389	252
Class MV2, 0.7488% 7/25/35 (l)	1,073	729
Series 2005-3 Class MV1, 0.7288% 8/25/35 (l)	1,736	1,490
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (l)	323	290
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (g)	486	457
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (l)	2,207	2,178
Series 2007-1 Class B, 0.4444% 8/15/12 (l)	2,207	1,963
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (g)	1,118	1,069
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (l)	$ 30	$ 16
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (l)	221	43
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (l)	3,417	786
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (l)	17	7
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (l)	4,572	3,515
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (l)	246	233
Series 2006-FF14 Class A2, 0.3688% 10/25/36 (l)	2,963	2,496
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)	51	51
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	127	102
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (l)	1,537	1,153
Series 2006-4 Class B, 0.8944% 6/15/13 (l)	587	323
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (l)	55	17
Class M2, 1.0588% 2/25/34 (l)	94	62
Series 2004-A Class M1, 1.1338% 1/25/34 (l)	881	505
Series 2005-A:
Class M1, 0.7388% 1/25/35 (l)	57	54
Class M2, 0.7688% 1/25/35 (l)	1,333	714
Class M3, 0.7988% 1/25/35 (l)	720	152
Class M4, 0.9888% 1/25/35 (l)	276	116
Series 2006-A:
Class M4, 0.7088% 5/25/36 (l)	687	7
Class M5, 0.8088% 5/25/36 (l)	139	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(l)	1,788	1,310
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,341	1,166
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (g)(l)	268	166
Series 2006-2A:
Class A, 0.5244% 11/15/34 (g)(l)	654	334
Class B, 0.6244% 11/15/34 (g)(l)	237	54
Class C, 0.7244% 11/15/34 (g)(l)	393	59
Class D, 1.0944% 11/15/34 (g)(l)	150	16
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (l)	675	628
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Class C, 0.5844% 9/17/12 (l)	$ 525	$ 473
Series 2007-1 Class C, 0.6144% 3/15/13 (l)	3,603	3,063
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (l)	299	227
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (l)	437	198
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (l)	858	525
Series 2004-AR1 Class M1, 0.9588% 6/25/34 (l)	1,665	568
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (l)	302	165
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (l)	764	390
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (l)	691	25
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (l)	12	5
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (l)	154	149
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (l)	327	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (g)(l)	501	125
Series 2006-3:
Class B, 0.7088% 9/25/46 (g)(l)	497	75
Class C, 0.8588% 9/25/46 (g)(l)	1,159	116
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (l)	0*	0*
Series 2003-3 Class M1, 1.5988% 8/25/33 (l)	723	348
Series 2003-4 Class M1, 1.5088% 10/25/33 (l)	225	130
Series 2003-5:
Class A2, 1.0088% 12/25/33 (l)	25	7
Class M1, 1.3588% 12/25/33 (l)	247	136
Series 2003-7 Class A2, 1.0688% 3/25/34 (l)	1	0*
Series 2003-8 Class M1, 1.3888% 4/25/34 (l)	395	190
Series 2004-3 Class M2, 2.0088% 8/25/34 (l)	240	137
Series 2004-7 Class A3, 0.6988% 1/25/35 (l)	0*	0*
Series 2005-1 Class M1, 0.7388% 5/25/35 (l)	785	709
Series 2005-3 Class M1, 0.7188% 8/25/35 (l)	566	521
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (l)	249	228
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (l)	2,446	1,698
Series 2006-7 Class M4, 0.6888% 1/25/37 (l)	379	2
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (l)	211	129
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (l)	1,707	1,623
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (l)	$ 582	$ 351
Class M2, 0.8063% 1/20/35 (l)	437	255
Series 2005-3 Class A1, 0.5763% 1/20/35 (l)	301	161
Series 2006-2:
Class M1, 0.5863% 3/20/36 (l)	463	260
Class M2, 0.6063% 3/20/36 (l)	766	373
Series 2006-3 Class A1V, 0.3963% 3/20/36 (l)	345	334
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (l)	940	231
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6088% 7/25/36 (l)	2,355	48
Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (l)	944	376
Class MV1, 0.5388% 11/25/36 (l)	767	71
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (l)	807	628
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (l)	426	419
Class 2C, 2.3775% 3/27/42 (l)	520	83
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (g)(l)	206	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	843	787
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (l)	1,562	778
Series 2004-2:
Class M1, 0.8388% 6/25/34 (l)	472	230
Class M2, 1.3888% 6/25/34 (l)	297	219
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (l)	265	142
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (l)	20	20
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	13	7
Class C, 5.691% 10/20/28 (g)	6	3
Class D, 6.01% 10/20/28 (g)	71	32
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (l)	341	10
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (l)	596	20
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (l)	415	287
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (l)	115	63
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (l)	1,824	1,397
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (l)	$ 1,289	$ 598
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (l)	31	19
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (l)	386	209
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (l)	299	163
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (l)	44	7
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (l)	782	396
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (l)	370	195
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (l)	335	110
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (l)	303	112
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (l)	388	204
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (l)	275	263
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (l)	258	1
Class M6, 0.7588% 6/25/36 (l)	93	0*
Series 2007-HE2:
Class A2A, 0.3488% 1/25/37 (l)	74	57
Class M1, 0.5588% 1/25/37 (l)	3,030	54
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (l)	70	45
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (l)	40	30
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (l)	78	64
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (l)	479	259
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (g)(l)	408	234
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (l)	26	4
Class M1, 1.3888% 8/25/32 (l)	46	23
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (l)	298	174
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (l)	636	474
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (l)	207	194
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	2,046	387
Series 2006-3 Class A1, 0.3388% 9/25/19 (l)	725	695
Series 2006-4:
Class A1, 0.3388% 3/25/25 (l)	679	633
Class D, 1.4088% 5/25/32 (l)	392	9
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (l)	871	492
Series 2005-4 Class M2, 0.8188% 9/25/35 (l)	1,083	303
Series 2005-D Class M2, 0.7788% 2/25/36 (l)	226	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	$ 208	$ 122
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (l)	491	454
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (g)(l)	429	167
Series 2006-1A Class A, 1.7163% 3/20/11 (g)(l)	892	330
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (l)	261	167
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (l)	125	115
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (l)	171	158
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (l)	211	125
Class M3, 1.5588% 9/25/34 (l)	405	82
Class M4, 1.7588% 9/25/34 (l)	519	51
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (l)	304	42
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (l)	883	632
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (l)	1,221	617
Class M3, 1.0488% 2/25/35 (l)	151	62
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (l)	586	314
Class M3, 0.8688% 1/25/35 (l)	363	144
Class M4, 1.1388% 1/25/35 (l)	1,120	191
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (l)	1,328	38
Class M9, 2.1888% 5/25/35 (l)	449	7
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (l)	759	750
Class M4, 0.6688% 9/25/36 (l)	1,295	4
Class M5, 0.6988% 9/25/36 (l)	169	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (g)(l)	1,628	1,451
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (l)	271	7
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (l)	250	228
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (l)	4	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (l)	1,434	689
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3888% 8/25/36 (l)	$ 819	$ 447
Series 2007-NC1 Class A2A, 0.3588% 12/25/36 (l)	513	414
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (g)(l)	754	528
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (l)	965	434
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (l)	153	103
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (l)	67	11
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (l)	104	47
Series 2007-BC4 Class A3, 0.6875% 11/25/37 (l)	8,263	7,162
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (g)(l)	993	293
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (l)	1,130	833
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (l)	3,992	3,908
Class B, 0.6244% 9/15/11 (l)	3,525	2,679
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (l)	743	700
Class B, 0.6444% 1/15/12 (l)	646	491
Class C, 0.9444% 1/15/12 (l)	958	460
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.4444% 6/15/12 (l)	2,181	1,974
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (l)	22	6
Series 2003-6HE Class A1, 0.7788% 11/25/33 (l)	28	8
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (g)(l)	710	16
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	420	393
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (l)	2,600	2,522
Class C, 0.6944% 10/17/11 (l)	2,873	2,729
Series 2007-1 Class C, 0.7144% 6/15/12 (l)	2,785	2,089
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	674	0*
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (l)	458	8
Class M7, 1.1088% 10/25/36 (l)	139	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (g)(l)	$ 5,315	$ 4,502
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	6,375	6,617
Series 2007-A5A Class A5, 1.0944% 10/15/14 (g)(l)	900	890
Series 2007-C1 Class C1, 0.7444% 5/15/14 (g)(l)	3,237	3,022
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (g)	6	0
Series 2006-2 Class A2, 0.4088% 7/25/36 (l)	606	560
Series 2007-2 Class A1, 0.3988% 4/25/37 (l)	486	402
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (g)(l)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $153,550)		148,621
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (g)(l)	508	381
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (g)(l)	1,788	1,695
Class 2M, 1.0544% 2/17/52 (g)(l)	1,216	1,116
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (g)(l)	1,113	479
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (l)	51	8
Class C, 5.8768% 4/10/49 (l)	135	19
Class D, 5.8768% 4/10/49 (l)	67	9
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (l)	453	389
Series 2003-J Class 2A2, 5.2883% 11/25/33 (l)	370	318
Series 2003-K Class 1A1, 5.2036% 12/25/33 (l)	51	45
Series 2003-L Class 2A1, 5.2897% 1/25/34 (l)	733	640
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (l)	1,179	992
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (l)	248	214
Class 2A2, 5.4582% 2/25/34 (l)	895	775
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (l)	57	48
Class 2A2, 4.6035% 3/25/34 (l)	411	349
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 4.131% 4/25/34 (l)	$ 92	$ 78
Series 2004-D Class 2A1, 3.9318% 5/25/34 (l)	143	121
Series 2004-L Class 2A1, 4.3717% 1/25/35 (l)	611	509
Series 2005-H Class 1A1, 5.3265% 9/25/35 (l)	142	111
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(l)(n)	42,871	3,091
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (l)	1,198	938
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (l)	2,201	1,119
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (l)	410	209
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (l)	518	253
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (l)	574	495
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (l)	5,266	4,709
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (l)	912	801
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (l)	1,403	1,246
Class A4, 3.8446% 8/25/34 (l)	1,220	1,071
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	138
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (g)(l)	912	751
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (l)	49	48
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (l)	174	66
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (l)	40	20
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (l)	91	52
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (l)	19	9
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (l)	324	174
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (l)	521	247
Class 5A2, 0.6288% 1/25/36 (l)	235	109
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (l)	71	37
Class 6M2, 0.7888% 6/25/35 (l)	1,120	217
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (l)	$ 123	$ 55
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (l)	314	171
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (l)	11	6
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (l)	24	13
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (l)	112	64
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (l)	31	17
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (l)	19	14
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (l)	125	98
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (l)	2,608	822
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (l)	420	369
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (l)	41	20
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (l)	1,913	1,448
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (g)(l)	2,169	1,712
Class C2, 1.5769% 10/18/54 (g)(l)	727	340
Class M2, 1.3569% 10/18/54 (g)(l)	1,247	818
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (g)(l)	1,862	925
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (g)(l)	2,364	1,069
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (g)(l)	4,562	274
Series 2006-2 Class C1, 0.7863% 12/20/54 (l)	4,063	284
Series 2006-3 Class C2, 0.8163% 12/20/54 (l)	853	44
Series 2006-4:
Class B1, 0.4063% 12/20/54 (l)	2,685	456
Class C1, 0.6963% 12/20/54 (l)	1,641	98
Class M1, 0.4863% 12/20/54 (l)	706	78
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (l)	1,410	99
Class 1M1, 0.4663% 12/20/54 (l)	917	92
Class 2C1, 0.7463% 12/20/54 (l)	643	45
Class 2M1, 0.5663% 12/20/54 (l)	1,177	118
Series 2007-2 Class 2C1, 0.765% 12/17/54 (l)	1,631	98
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (l)	$ 326	$ 37
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (l)	281	190
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (l)	546	369
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (l)	319	144
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (g)(l)	544	460
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (l)	114	67
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (l)	189	50
Series 2005-1:
Class M4, 1.0588% 4/25/35 (l)	23	1
Class M5, 1.0788% 4/25/35 (l)	23	3
Class M6, 1.1288% 4/25/35 (l)	9	1
Series 2005-3 Class A1, 0.5488% 8/25/35 (l)	460	225
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (l)	21	1
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	124	122
Class A3, 5.447% 6/12/47 (l)	1,730	1,388
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (l)	1,917	1,381
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (l)	959	846
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (l)	2,550	2,281
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (l)	1,720	1,509
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (l)	4,552	4,044
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	410	334
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (g)(l)	348	158
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (l)	42	25
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (l)	1,083	431
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	322	245
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (l)	1,340	590
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (g)(l)	$ 158	$ 79
Class C, 0.5344% 6/15/22 (g)(l)	967	435
Class D, 0.5444% 6/15/22 (g)(l)	372	112
Class E, 0.5544% 6/15/22 (g)(l)	595	149
Class F, 0.5844% 6/15/22 (g)(l)	1,073	236
Class G, 0.6544% 6/15/22 (g)(l)	223	45
Class H, 0.6744% 6/15/22 (g)(l)	447	67
Class J, 0.7144% 6/15/22 (g)(l)	521	52
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (l)	160	104
Series 2003-B Class A1, 0.6488% 4/25/28 (l)	176	114
Series 2003-D Class A, 0.6188% 8/25/28 (l)	149	94
Series 2003-E Class A2, 2.0813% 10/25/28 (l)	248	162
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (l)	410	246
Class A2D, 2.3063% 11/25/29 (l)	59	40
Series 2004-G Class A2, 2.15% 1/25/30 (l)	199	133
Series 2005-A Class A2, 2.0013% 2/25/30 (l)	190	119
Series 2005-B Class A2, 1.4% 7/25/30 (l)	572	387
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (l)	1,237	5
Series 2004-A4 Class A1, 3.9375% 8/25/34 (l)	1,880	1,577
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (l)	1,161	941
Class A7, 4.4844% 2/25/35 (l)	2,175	1,623
Series 2006-A6 Class A4, 5.3866% 10/25/33 (l)	1,747	1,476
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	3,905	3,551
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (l)	203	131
Class A2, 0.7588% 12/25/34 (l)	274	182
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (l)	229	120
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (l)	2,342	1,075
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (l)	1,855	78
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (l)	1,557	1,180
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (l)	$ 396	$ 293
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (l)	866	662
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (g)(l)	1,007	476
Series 2003-CB1 Class B3, 1.8319% 6/10/35 (g)(l)	785	404
Series 2004-A:
Class B4, 1.5819% 2/10/36 (g)(l)	598	200
Class B5, 2.0819% 2/10/36 (g)(l)	399	127
Series 2004-B:
Class B4, 1.4819% 2/10/36 (g)(l)	263	79
Class B5, 1.9319% 2/10/36 (g)(l)	203	54
Class B6, 2.3819% 2/10/36 (g)(l)	71	17
Series 2004-C:
Class B4, 1.3319% 9/10/36 (g)(l)	338	95
Class B5, 1.7319% 9/10/36 (g)(l)	379	94
Class B6, 2.1319% 9/10/36 (g)(l)	84	18
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (l)	1,177	908
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	174	159
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (l)	189	128
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (l)	970	760
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (g)(l)	208	137
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (g)(l)	20	20
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (g)	130	100
Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	98
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (l)	118	79
Series 2004-10 Class A4, 4.5188% 11/20/34 (l)	169	104
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (l)	506	301
Series 2004-4 Class A, 4.4388% 5/20/34 (l)	616	422
Series 2004-5 Class A3, 1.5925% 6/20/34 (l)	241	157
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (l)	186	119
Class A3B, 2.3038% 7/20/34 (l)	36	22
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (l)	$ 191	$ 114
Class A3B, 2.1388% 7/20/34 (l)	24	14
Series 2005-1 Class A2, 1.7513% 2/20/35 (l)	296	189
Series 2005-2 Class A2, 2.03% 3/20/35 (l)	389	229
Series 2005-3 Class A1, 0.5163% 5/20/35 (l)	190	101
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (l)	399	7
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (g)(l)	69	29
Series 2003-15A Class 4A, 5.4553% 4/25/33 (l)	923	763
Series 2003-20 Class 1A1, 5.5% 7/25/33	583	503
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (l)	2,485	1,034
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (l)	72	69
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (l)	21	21
Series 2003-AR8 Class A, 4.2538% 8/25/33 (l)	940	774
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (l)	2,678	2,130
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1079% 12/25/34 (l)	946	809
Series 2004-H Class A1, 4.5272% 6/25/34 (l)	2,230	1,976
Series 2004-W:
Class A1, 4.5433% 11/25/34 (l)	868	740
Class A9, 4.5433% 11/25/34 (l)	3,939	2,749
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (l)	746	668
Series 2005-AR12:
Class 2A5, 4.2078% 7/25/35 (l)	9,940	6,886
Class 2A6, 4.1484% 7/25/35 (l)	626	536
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (l)	1,170	938
TOTAL PRIVATE SPONSOR		90,470
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	$ 5,562	$ 5,623
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,611)		96,093
Commercial Mortgage Securities - 1.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (l)	1,067	754
Class A2, 6.8991% 2/14/43 (l)	671	681
Class A3, 6.9491% 2/14/43 (l)	724	691
Class PS1, 1.4493% 2/14/43 (l)(n)	3,797	128
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (l)	1,065	1,003
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	327	326
Series 2006-5:
Class A1, 5.185% 7/10/11	707	704
Class A2, 5.317% 9/10/47	3,520	3,270
Class A3, 5.39% 9/10/47	1,272	1,062
Series 2006-6 Class A3, 5.369% 12/10/16	1,824	1,542
Series 2007-2 Class A1, 5.421% 4/10/49	188	189
Series 2007-4 Class A3, 6.0024% 2/10/51 (l)	910	756
Series 2006-5 Class XP, 0.832% 9/10/47 (n)	14,463	272
Series 2006-6:
Class E, 5.619% 10/10/45 (g)	527	63
Class XP, 0.4315% 10/10/45 (l)(n)	5,306	74
Series 2007-3:
Class A3, 5.6582% 6/10/49 (l)	1,523	1,191
Class A4, 5.8374% 6/10/49 (l)	1,901	1,388
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	284	288
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	1,537
Series 2004-2:
Class A3, 4.05% 11/10/38	1,234	1,184
Class A4, 4.153% 11/10/38	1,157	1,051
Series 2004-4 Class A3, 4.128% 7/10/42	643	638
Series 2005-1 Class A3, 4.877% 11/10/42	3,142	3,054
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	817	815
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2007-1 Class A2, 5.381% 1/15/49	$ 2,565	$ 2,359
Series 2001-3 Class H, 6.562% 4/11/37 (g)	510	460
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	228	148
Class K, 6.15% 5/11/35 (g)	424	293
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	2,833	2,598
Series 2005-6 Class A3, 5.3515% 9/10/47 (l)	1,642	1,580
Series 2007-1 Class B, 5.543% 1/15/49	549	130
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (g)(l)	392	196
Class D, 0.7044% 3/15/22 (g)(l)	397	179
Class E, 0.7444% 3/15/22 (g)(l)	328	148
Class F, 0.8144% 3/15/22 (g)(l)	467	210
Class G, 0.8744% 3/15/22 (g)(l)	303	115
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (g)(l)	586	340
Class D, 0.5544% 10/15/19 (g)(l)	716	315
Class E, 0.5844% 10/15/19 (g)(l)	663	252
Class F, 0.6544% 10/15/19 (g)(l)	1,878	751
Class G, 0.6744% 10/15/19 (g)(l)	820	287
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (g)(l)	78	38
Series 2004-1:
Class A, 0.6688% 4/25/34 (g)(l)	1,001	651
Class B, 2.2088% 4/25/34 (g)(l)	111	32
Class M1, 0.8688% 4/25/34 (g)(l)	90	48
Class M2, 1.5088% 4/25/34 (g)(l)	81	36
Series 2004-2:
Class A, 0.7388% 8/25/34 (g)(l)	762	571
Class M1, 0.8888% 8/25/34 (g)(l)	173	93
Series 2004-3:
Class A1, 0.6788% 1/25/35 (g)(l)	1,565	1,017
Class A2, 0.7288% 1/25/35 (g)(l)	225	135
Class M1, 0.8088% 1/25/35 (g)(l)	271	152
Class M2, 1.3088% 1/25/35 (g)(l)	175	81
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (g)(l)	1,341	741
Class M1, 0.7388% 8/25/35 (g)(l)	84	31
Class M2, 0.7888% 8/25/35 (g)(l)	139	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class M3, 0.8088% 8/25/35 (g)(l)	$ 77	$ 25
Class M4, 0.9188% 8/25/35 (g)(l)	71	22
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (g)(l)	625	355
Class A2, 0.7088% 11/25/35 (g)(l)	487	256
Class M1, 0.7488% 11/25/35 (g)(l)	74	28
Class M2, 0.7988% 11/25/35 (g)(l)	94	34
Class M3, 0.8188% 11/25/35 (g)(l)	84	29
Class M4, 0.9088% 11/25/35 (g)(l)	105	34
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (g)(l)	1,455	727
Class B1, 1.7088% 1/25/36 (g)(l)	126	33
Class M1, 0.7588% 1/25/36 (g)(l)	469	218
Class M2, 0.7788% 1/25/36 (g)(l)	141	62
Class M3, 0.8088% 1/25/36 (g)(l)	206	85
Class M4, 0.9188% 1/25/36 (g)(l)	114	44
Class M5, 0.9588% 1/25/36 (g)(l)	114	42
Class M6, 1.0088% 1/25/36 (g)(l)	121	41
Series 2006-1:
Class A2, 0.6688% 4/25/36 (g)(l)	221	110
Class M1, 0.6888% 4/25/36 (g)(l)	79	29
Class M2, 0.7088% 4/25/36 (g)(l)	84	29
Class M3, 0.7288% 4/25/36 (g)(l)	72	24
Class M4, 0.8288% 4/25/36 (g)(l)	41	13
Class M5, 0.8688% 4/25/36 (g)(l)	40	12
Class M6, 0.9488% 4/25/36 (g)(l)	79	23
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (g)(l)	3,377	1,909
Class A2, 0.5888% 7/25/36 (g)(l)	200	105
Class B1, 1.1788% 7/25/36 (g)(l)	75	21
Class B3, 3.0088% 7/25/36 (g)(l)	113	27
Class M1, 0.6188% 7/25/36 (g)(l)	210	79
Class M2, 0.6388% 7/25/36 (g)(l)	148	53
Class M3, 0.6588% 7/25/36 (g)(l)	123	42
Class M4, 0.7288% 7/25/36 (g)(l)	83	27
Class M5, 0.7788% 7/25/36 (g)(l)	102	32
Class M6, 0.8488% 7/25/36 (g)(l)	152	45
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (g)(l)	132	35
Class B2, 1.6588% 10/25/36 (g)(l)	95	20
Class B3, 2.9088% 10/25/36 (g)(l)	155	26
Class M4, 0.7388% 10/25/36 (g)(l)	146	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class M5, 0.7888% 10/25/36 (g)(l)	$ 175	$ 59
Class M6, 0.8688% 10/25/36 (g)(l)	342	108
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (g)(l)	626	351
Class A2, 0.5788% 12/25/36 (g)(l)	3,083	1,288
Class B1, 1.0088% 12/25/36 (g)(l)	99	21
Class B2, 1.5588% 12/25/36 (g)(l)	102	20
Class B3, 2.7588% 12/25/36 (g)(l)	171	30
Class M1, 0.5988% 12/25/36 (g)(l)	203	65
Class M2, 0.6188% 12/25/36 (g)(l)	137	41
Class M3, 0.6488% 12/25/36 (g)(l)	139	39
Class M4, 0.7088% 12/25/36 (g)(l)	166	45
Class M5, 0.7488% 12/25/36 (g)(l)	153	39
Class M6, 0.8288% 12/25/36 (g)(l)	137	32
Series 2007-1:
Class A2, 0.5788% 3/25/37 (g)(l)	647	307
Class B1, 0.9788% 3/25/37 (g)(l)	207	55
Class B2, 1.4588% 3/25/37 (g)(l)	150	36
Class B3, 3.6588% 3/25/37 (g)(l)	407	67
Class M1, 0.5788% 3/25/37 (g)(l)	183	85
Class M2, 0.5988% 3/25/37 (g)(l)	137	60
Class M3, 0.6288% 3/25/37 (g)(l)	122	51
Class M4, 0.6788% 3/25/37 (g)(l)	99	39
Class M5, 0.7288% 3/25/37 (g)(l)	152	56
Class M6, 0.8088% 3/25/37 (g)(l)	213	67
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (g)(l)	562	312
Class A2, 0.6288% 7/25/37 (g)(l)	527	277
Class B1, 1.9088% 7/25/37 (g)(l)	164	39
Class B2, 2.5588% 7/25/37 (g)(l)	142	30
Class B3, 3.6588% 7/25/37 (g)(l)	159	33
Class M1, 0.6788% 7/25/37 (g)(l)	186	87
Class M2, 0.7188% 7/25/37 (g)(l)	103	45
Class M3, 0.7988% 7/25/37 (g)(l)	104	43
Class M4, 0.9588% 7/25/37 (g)(l)	203	69
Class M5, 1.0588% 7/25/37 (g)(l)	180	57
Class M6, 1.3088% 7/25/37 (g)(l)	228	66
Series 2007-3:
Class A2, 0.5988% 7/25/37 (g)(l)	778	313
Class B1, 1.2588% 7/25/37 (g)(l)	148	34
Class B2, 1.9088% 7/25/37 (g)(l)	367	73
Class B3, 4.3088% 7/25/37 (g)(l)	197	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class M1, 0.6188% 7/25/37 (g)(l)	$ 133	$ 42
Class M2, 0.6488% 7/25/37 (g)(l)	142	41
Class M3, 0.6788% 7/25/37 (g)(l)	221	60
Class M4, 0.8088% 7/25/37 (g)(l)	348	93
Class M5, 0.9088% 7/25/37 (g)(l)	183	44
Class M6, 1.1088% 7/25/37 (g)(l)	139	34
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (g)(l)	206	50
Class B2, 3.7588% 9/25/37 (g)(l)	738	163
Class M1, 1.2588% 9/25/37 (g)(l)	198	92
Class M2, 1.3588% 9/25/37 (g)(l)	198	82
Class M4, 1.9088% 9/25/37 (g)(l)	501	170
Class M5, 2.0588% 9/25/37 (g)(l)	501	158
Class M6, 2.2588% 9/25/37 (g)(l)	502	146
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(n)	2,685	30
Series 2007-5A Class IO, 1.5496% 10/25/37 (g)(n)	5,666	411
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (g)(l)	611	400
Class H, 0.9944% 3/15/19 (g)(l)	411	115
Class J, 1.1944% 3/15/19 (g)(l)	309	46
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (g)(l)	387	193
Class E, 0.6444% 3/15/22 (g)(l)	2,009	924
Class F, 0.6944% 3/15/22 (g)(l)	1,233	530
Class G, 0.7444% 3/15/22 (g)(l)	316	123
Class H, 0.8944% 3/15/22 (g)(l)	387	139
Class J, 1.0444% 3/15/22 (g)(l)	387	108
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	552	550
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,141	1,041
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,178	967
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	866	856
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,428
Series 2007-PW16:
Class A4, 5.9089% 6/11/40 (l)	534	451
Class AAB, 5.9089% 6/11/40 (l)	4,740	4,361
Series 2007-PW17 Class A1, 5.282% 6/11/50	374	366
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	293
Class A4, 5.7% 6/11/50	4,380	3,591
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	$ 328	$ 321
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (g)(l)(n)	8,545	79
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	2,890
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (g)(l)(n)	13,271	286
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	170	170
Class A4, 5.4635% 4/12/38 (l)	114	102
Series 2007-PW15:
Class A1, 5.016% 2/11/44	168	167
Class X2, 0.3635% 2/11/44 (g)(l)(n)	13,468	182
Series 2007-PW16:
Class B, 5.713% 6/11/40 (g)	146	34
Class C, 5.713% 6/11/40 (g)	122	26
Class D, 5.713% 6/11/40 (g)	122	24
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (g)(l)(n)	90,897	1,286
Series 2007-T26 Class X2, 0.1255% 1/12/45 (g)(l)(n)	12,221	73
Series 2007-T28:
Class A1, 5.422% 9/11/42	165	162
Class X2, 0.1822% 9/11/42 (g)(l)(n)	45,671	322
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0189% 8/1/24 (g)(l)	595	260
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (g)(l)	804	349
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,072	897
Class XCL, 0.8163% 5/15/35 (g)(l)(n)	14,801	587
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	366	360
Class F, 7.734% 1/15/32	198	194
Series 2001-245 Class A2, 6.275% 2/12/16 (g)(l)	927	936
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	125	125
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (g)(l)	5	3
Class F, 0.6544% 8/16/21 (g)(l)	326	88
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Class G, 0.6744% 11/15/36 (g)(l)	$ 337	$ 84
Class H, 0.7144% 11/15/36 (g)(l)	270	62
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	5,083
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,550	434
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	1,016	1,027
Class A2, 5.8884% 12/10/49 (l)	1,210	1,142
Class A4, 5.8884% 12/10/49 (l)	2,063	1,614
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (l)	380	321
Series 2007-CD4:
Class A1, 4.977% 12/11/49	268	263
Class A2A, 5.237% 12/11/49	812	746
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	735
Class C, 5.476% 12/11/49	1,717	129
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	141	138
Series 2007-C3 Class A3, 5.8202% 5/15/46 (l)	912	759
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	383
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (g)(l)	2,043	1,185
Class C, 0.6144% 4/15/17 (g)(l)	734	419
Class D, 0.6544% 4/15/17 (g)(l)	721	373
Class E, 0.7144% 4/15/17 (g)(l)	230	109
Class F, 0.7544% 4/15/17 (g)(l)	130	58
Class G, 0.8944% 4/15/17 (g)(l)	130	54
Class H, 0.9644% 4/15/17 (g)(l)	130	52
Class J, 1.1944% 4/15/17 (g)(l)	100	38
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (g)(l)	1,439	672
Class D, 0.6844% 11/15/17 (g)(l)	75	34
Class E, 0.7344% 11/15/17 (g)(l)	265	113
Class F, 0.7944% 11/15/17 (g)(l)	292	117
Class G, 0.8444% 11/15/17 (g)(l)	202	77
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (g)(l)	1,300	657
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	$ 86	$ 85
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,171
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	1,542	1,384
Series 2007-C9 Class A4, 5.8162% 12/10/49 (l)	2,018	1,624
Series 2006-C8 Class B, 5.44% 12/10/46	1,579	442
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	415	421
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	1,847	663
Series 2007-C2:
Class A1, 5.269% 1/15/49	89	88
Class A2, 5.448% 1/15/49 (l)	6,455	6,046
Class A3, 5.542% 1/15/49 (l)	1,824	1,314
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	108	108
Class A4, 5.9124% 6/15/39 (l)	549	401
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	4,371
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	600
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (g)(l)	3,254	814
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (g)(l)	27	5
Class SHDC, 1.3444% 7/15/19 (g)(l)	13	3
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (g)(l)	7	2
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	797	801
Series 2000-C1 Class A2, 7.545% 4/15/62	1,180	1,196
Series 2001-CK6 Class B, 6.582% 8/15/36	912	872
Series 2004-C1:
Class A3, 4.321% 1/15/37	324	317
Class A4, 4.75% 1/15/37	425	386
Series 1998-C1 Class D, 7.17% 5/17/40	987	978
Series 1999-C1 Class E, 8.0655% 9/15/41 (l)	943	915
Series 2001-CK6 Class AX, 0.645% 9/15/18 (n)	2,667	48
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (g)(l)(n)	8,542	288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2006-C1 Class A3, 5.711% 2/15/39 (l)	$ 4,815	$ 4,213
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (g)(l)	345	138
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (g)(l)	1,416	467
0.6144% 2/15/22 (g)(l)	506	137
Class F, 0.6644% 2/15/22 (g)(l)	1,011	253
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	104	103
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (l)(n)	17,870	261
Class B, 5.487% 2/15/40 (g)(l)	1,394	265
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,531	3,605
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7516% 4/29/39 (g)(l)	109	107
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	271
Class G, 6.936% 3/15/33 (g)	600	497
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,534	3,149
Series 2001-1 Class X1, 1.0497% 5/15/33 (g)(l)(n)	9,471	154
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	260	80
Series 2007-C1 Class XP, 0.1974% 12/10/49 (l)(n)	11,430	87
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.8287% 12/10/41 (l)(n)	4,326	44
Series 2005-C1 Class X2, 0.7105% 5/10/43 (l)(n)	6,701	70
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (g)(l)	343	146
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	582	584
Series 2007-GG11:
Class A1, 5.358% 12/10/49	603	584
Class A2, 5.597% 12/10/49	1,824	1,586
Series 2007-GG9:
Class A1, 5.233% 3/10/39	149	147
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Class A4, 5.444% 3/10/39	$ 2,652	$ 2,086
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (g)(l)(n)	23,212	358
Series 2006-GG7 Class A3, 6.1142% 7/10/38 (l)	2,404	2,137
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(n)	22,984	225
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (g)(l)	46	33
Class D, 0.6944% 6/6/20 (g)(l)	218	124
Class E, 0.7844% 6/6/20 (g)(l)	252	139
Class F, 0.8544% 6/6/20 (g)(l)	634	317
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (g)(l)	533	368
Class D, 0.7844% 3/6/20 (g)(l)	1,421	980
Class F, 0.8944% 3/6/20 (g)(l)	44	30
Class G, 0.9344% 3/6/20 (g)(l)	22	15
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	1,433	1,537
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	263
Series 2001-LIBA Class C, 6.733% 2/14/16 (g)	451	485
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (g)(l)(n)	22,346	353
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	5,348	5,214
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,291
Series 2007-GG10:
Class A1, 5.69% 8/10/45	195	192
Class A2, 5.778% 8/10/45	435	396
Class A4, 5.7992% 8/10/45 (l)	556	425
Series 2007-GG10 Class B, 5.9932% 8/10/45 (l)	1,140	159
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5144% 11/15/18 (g)(l)	763	404
Class C, 0.5544% 11/15/18 (g)(l)	542	276
Class D, 0.5744% 11/15/18 (g)(l)	207	93
Class E, 0.6244% 11/15/18 (g)(l)	295	127
Class F, 0.6744% 11/15/18 (g)(l)	443	186
Class G, 0.7044% 11/15/18 (g)(l)	385	154
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Class H, 0.8444% 11/15/18 (g)(l)	$ 295	$ 103
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (l)	2,712	2,279
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	1,373	1,183
Series 2006-CB17 Class A4, 5.429% 12/12/43	474	378
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	457
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	433	368
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (l)	3,198	2,440
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (l)	2,560	2,353
Class A4, 6.0069% 6/15/49 (l)	1,353	1,058
Series 2007-LDP10 Class A1, 5.122% 1/15/49	97	97
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	1,886
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (l)	821	156
Series 2005-CB13 Class E, 5.35% 1/12/43 (g)(l)	461	78
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,432
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	233
Series 2007-CB19:
Class B, 5.7442% 2/12/49	78	18
Class C, 5.7462% 2/12/49	204	43
Class D, 5.7462% 2/12/49	214	43
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	174	37
Class CS, 5.466% 1/15/49 (l)	75	15
Class ES, 5.5455% 1/15/49 (g)(l)	472	66
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	376	369
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,023	1,033
Series 2007-C3:
Class F, 5.9388% 7/15/44 (l)	181	18
Class G, 5.9388% 7/15/44 (g)(l)	320	30
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (g)(l)	133	98
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	347	290
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,633	1,658
Series 2001-C2 Class A2, 6.653% 11/15/27	175	177
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C3 Class A1, 6.058% 6/15/20	$ 73	$ 74
Series 2006-C1 Class A2, 5.084% 2/15/31	437	426
Series 2006-C3 Class A1, 5.478% 3/15/39	91	91
Series 2006-C6:
Class A1, 5.23% 9/15/39	140	141
Class A2, 5.262% 9/15/39 (l)	1,591	1,522
Series 2006-C7:
Class A1, 5.279% 11/15/38	65	65
Class A2, 5.3% 11/15/38	1,003	911
Class A3, 5.347% 11/15/38	679	546
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	87	88
Class A4, 5.424% 2/15/40	118	87
Series 2007-C2:
Class A1, 5.226% 2/15/40	81	80
Class A3, 5.43% 2/15/40	440	311
Series 2000-C5 Class E, 7.29% 12/15/32	64	61
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,753
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	764
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (g)(l)(n)	3,826	39
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	132	132
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (l)(n)	3,605	59
Series 2006-C3 Class A3 5.689% 3/15/32	550	482
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (l)(n)	5,651	114
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	2,006	281
Class D, 5.563% 2/15/40 (l)	365	44
Class E, 5.582% 2/15/40 (l)	182	20
Class XCP, 0.6696% 2/15/40 (l)(n)	2,225	37
Series 2007-C2 Class XCP, 0.715% 2/15/40 (l)(n)	10,501	187
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	842
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,982	2,359
Class XCP, 0.3124% 9/15/45 (l)(n)	75,030	915
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (g)	261	246
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (g)	1,381	1,105
Class C, 4.13% 11/20/37 (g)	3,934	2,675
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (g)(l)	$ 292	$ 117
Class E, 0.6344% 9/15/21 (g)(l)	1,054	316
Class F, 0.6844% 9/15/21 (g)(l)	868	239
Class G, 0.7044% 9/15/21 (g)(l)	1,714	429
Class H, 0.7444% 9/15/21 (g)(l)	442	100
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,660
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	454	441
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (l)	1,498	1,457
Series 2005-LC1 Class F, 5.378% 1/12/44 (g)(l)	793	161
Series 2006-C1 Class A2, 5.6116% 5/12/39 (l)	1,286	1,243
Series 2007-C1 Class A4, 6.0224% 6/12/50 (l)	3,452	2,608
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	1,328
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (l)	425	311
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	970	858
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	784	675
Series 2007-5:
Class A1, 4.275% 12/12/11	74	72
Class A3, 5.364% 8/12/48	356	285
Class A4, 5.378% 8/12/48	36	25
Class B, 5.479% 2/12/17	2,736	552
Series 2007-6 Class A1, 5.175% 3/12/51	87	86
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	3,192	2,257
Series 2007-8 Class A1, 4.622% 8/12/49	159	155
Series 2006-2 Class A4, 5.9093% 6/12/46 (l)	554	477
Series 2006-4 Class XP, 0.6211% 12/12/49 (l)(n)	16,780	361
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	199
Series 2007-7 Class B, 5.75% 6/12/50	79	18
Series 2007-8 Class A3, 6.1556% 8/12/49 (l)	787	604
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (g)(l)	15	13
Class H, 0.735% 8/15/19 (g)(l)	73	51
Class J, 0.805% 8/15/19 (g)(l)	55	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-XLF:
Class C, 1.545% 7/15/19 (g)(l)	$ 625	$ 62
Class F, 0.665% 7/15/19 (g)(l)	878	641
Class G, 0.705% 7/15/19 (g)(l)	499	225
Series 2007-XCLA Class A1, 0.545% 7/17/17 (g)(l)	2,066	1,033
Series 2007-XLCA Class B, 0.8444% 7/17/17 (g)(l)	1,411	127
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (g)(l)	523	146
Class D, 0.535% 10/15/20 (g)(l)	507	127
Class E, 0.595% 10/15/20 (g)(l)	634	127
Class F, 0.645% 10/15/20 (g)(l)	380	68
Class G, 0.685% 10/15/20 (g)(l)	470	71
Class H, 0.775% 10/15/20 (g)(l)	296	30
Class J, 0.925% 10/15/20 (g)(l)	338	27
Class MHRO, 1.035% 10/15/20 (g)(l)	268	29
Class MJPM, 1.345% 10/15/20 (g)(l)	83	8
Class MSTR, 1.045% 10/15/20 (g)(l)	150	21
Class NHRO, 1.235% 10/15/20 (g)(l)	400	36
Class NSTR, 1.195% 10/15/20 (g)(l)	138	15
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (g)(l)(n)	3,230	52
Series 2004-HQ3 Class A2, 4.05% 1/13/41	263	266
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,252
Series 2006-HQ10 Class A1, 5.131% 11/12/41	315	314
Series 2006-T23 Class A1, 5.682% 8/12/41	865	866
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	144	142
Class A31, 5.439% 2/12/44 (l)	462	397
Series 2007-IQ13 Class A1, 5.05% 3/15/44	148	145
Series 2007-IQ14 Class A1, 5.38% 4/15/49	333	327
Series 2007-T25 Class A2, 5.507% 11/12/49	896	789
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (g)(l)(n)	6,601	85
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (g)(l)(n)	12,546	274
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (l)	1,415	1,318
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	1,353	263
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (l)	1,513	1,371
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class A4, 5.7708% 10/15/42 (l)	$ 274	$ 231
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	162
Series 2006-T23 Class A3, 5.8075% 8/12/41 (l)	466	409
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	1,654	277
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (l)	213	208
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	992
Class AAB, 5.654% 4/15/49	2,650	2,410
Class B, 5.914% 4/15/49	224	35
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (g)(l)	1,930	154
Class D, 1.0444% 7/17/17 (g)(l)	908	64
Class E, 1.1444% 7/17/17 (g)(l)	738	44
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	37	37
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	1,638	1,661
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (g)	87	78
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (g)(l)	97	88
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	147	150
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	775	790
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (g)(l)	969	484
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (g)(l)	1,239	372
Class F, 0.6844% 8/11/18 (g)(l)	1,426	328
Class G, 0.7044% 8/11/18 (g)(l)	1,351	270
Class J, 0.9444% 8/11/18 (g)(l)	300	30
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (g)(l)	83	17
Class AP2, 1.1444% 6/15/20 (g)(l)	138	14
Class F, 0.8244% 6/15/20 (g)(l)	2,674	535
Class LXR1, 1.0444% 6/15/20 (g)(l)	112	22
Class LXR2, 1.1444% 6/15/20 (g)(l)	1,823	182
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	310	307
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	$ 1,823	$ 1,797
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	3,827
Series 2006-C24 Class A2, 5.506% 3/15/45	749	748
Series 2006-C27 Class A2, 5.624% 7/15/45	815	770
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,072
Series 2007-C30:
Class A1, 5.031% 12/15/43	140	138
Class A3, 5.246% 12/15/43	783	716
Class A4, 5.305% 12/15/43	268	220
Class A5, 5.342% 12/15/43	976	680
Series 2007-C31:
Class A1, 5.14% 4/15/47	80	79
Class A4, 5.509% 4/15/47	2,061	1,409
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (l)	3,184	2,899
Class A3, 5.929% 6/15/49 (l)	1,548	1,090
Series 2003-C6 Class G, 5.125% 8/15/35 (g)	433	203
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(l)	701	586
Class 180B, 5.3979% 10/15/41 (g)(l)	319	272
Series 2005-C19 Class B, 4.892% 5/15/44	912	337
Series 2005-C22:
Class B, 5.355% 12/15/44 (l)	2,022	708
Class F, 5.355% 12/15/44 (g)(l)	1,521	243
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	4,151
Series 2006-C25 Class AM, 5.9263% 5/15/43 (l)	477	252
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	912	96
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	301
Class D, 5.513% 12/15/43 (l)	1,459	139
Class XP, 0.4317% 12/15/43 (g)(l)(n)	11,216	177
Series 2007-C31 Class C, 5.6906% 4/15/47 (l)	251	30
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	5,703
Series 2007-C32:
Class D, 5.929% 6/15/49 (l)	685	75
Class E, 5.929% 6/15/49 (l)	1,080	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (l)	$ 604	$ 427
Series 2007-C33 Class B, 5.9024% 2/15/51 (l)	1,534	230
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $264,449)		261,951
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	3,750	3,631
7.55% 4/1/39	7,500	7,249
Montgomery County Gen. Oblig. Series A, 5% 1/1/13	3,800	4,249
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,184	2,416
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,400	3,877
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	3,910	4,318
TOTAL MUNICIPAL SECURITIES (Cost $25,602)		25,740
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,957)	1,794	1,971
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $127)	143	138
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
AM General LLC term loan 6.0688% 4/17/12 (l)	14,725	10,455
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 7.9113% 8/6/12 (l)	$ 7,650	$ 4,590
Southwest Sports Group, Inc. Tranche B, term loan 5.75% 12/22/10 (l)	7,000	4,200
		8,790
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (l)	17,367	14,805
Discovery Communications, Inc. term loan 3.22% 5/14/14 (l)	1,523	1,420
GateHouse Media, Inc.:
Tranche AO, term loan 8/28/14 (l)	4,850	921
Tranche B, term loan 8/28/14 (l)	12,309	2,339
Tranche DD, term loan 8/28/14 (l)	5,968	1,134
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (l)	11,000	3,300
Idearc, Inc. term loan 3.4179% 11/17/14 (e)(l)	18,004	7,021
Newsday LLC term loan 9.75% 8/1/13	7,000	6,983
Tribune Co. term loan 7.0838% 3/17/09 (e)(l)	1,188	350
Tribune Receivables LLC term loan 9% 4/10/10 (l)	240	241
		38,514
Multiline Retail - 0.0%
Dollar General Corp. Tranche B2, term loan 3.0691% 7/6/14 (l)	4,000	3,620
Specialty Retail - 0.0%
GNC Corp. term loan 3.257% 9/16/13 (l)	781	671
Michaels Stores, Inc. term loan 2.6792% 10/31/13 (l)	2,992	2,162
		2,833
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.585% 4/4/14 (l)	1,560	1,201
TOTAL CONSUMER DISCRETIONARY		65,413
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. Tranche 2LN, term loan 5.71% 4/12/14 (l)	11,000	7,040
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (l)	603	422
		7,462
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC Tranche 2LN, term loan 10.55% 2/27/14 (e)(l)	$ 1,120	$ 6
MGM Holdings II, Inc. Tranche B, term loan 3.5688% 4/8/12 (l)	9,449	5,433
		5,439
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 7.47% 6/25/15 (l)	19,188	9,739
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (l)	2,500	875
Golden Gate National Senior Care LLC:
Tranche 1, term loan 3.0688% 3/14/11 (l)	9,205	8,330
Tranche 2, term loan 8.0688% 9/14/11 (l)	16,000	12,000
Rural/Metro Corp.:
Credit-Linked Deposit 3.96% 3/4/11 (l)	2,285	2,171
term loan 3.9013% 3/4/11 (l)	3,352	3,184
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.085% 6/15/15 (l)	17,840	13,202
		49,501
Pharmaceuticals - 0.0%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 6.8188% 5/3/13 (l)	15,000	5,175
TOTAL HEALTH CARE		54,676
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.32% 5/11/15 pay-in-kind (l)	110	55
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.6644% 4/30/14 (l)	8,422	5,348
Northwest Airlines, Inc. term loan 2.36% 12/31/10 (l)	10,712	10,042
US Airways Group, Inc. term loan 2.8088% 3/23/14 (l)	4,657	2,584
		17,974
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (l)	985	453
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.085% 5/4/15 pay-in-kind (l)	$ 10,990	$ 6,594
Navistar International Corp.:
term loan 3.51% 1/19/12 (l)	352	294
Credit-Linked Deposit 3.5485% 1/19/12 (l)	128	107
		6,995
TOTAL INDUSTRIALS		25,477
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
IPC Systems, Inc. Tranche 2LN, term loan 6.5% 5/31/15 (l)	6,000	1,380
SafeNet, Inc. Tranche 2LN, term loan 6.3488% 4/12/15 (l)	7,500	4,725
		6,105
Electronic Equipment & Components - 0.0%
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 3.8812% 10/10/14 (l)	2,798	1,938
Tranche B3, term loan 3.8812% 10/10/14 (l)	2,992	2,072
		4,010
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 12.5% 12/15/14	8,125	6,256
Software - 0.2%
Kronos, Inc. Tranche 2LN, term loan 6.97% 6/11/15 (l)	33,730	22,262
Serena Software, Inc. term loan 2.915% 3/10/13 (l)	286	242
SS&C Technologies, Inc. term loan 3.22% 11/23/12 (l)	446	379
		22,883
TOTAL INFORMATION TECHNOLOGY		39,254
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (l)	6,743	6,203
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Ltd. Tranche B, term loan 2.9144% 7/3/13 (l)	$ 9,565	$ 8,919
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (l)	20,922	17,799
		26,718
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 5.22% 12/31/14 (l)	810	275
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.75% 5/1/14 (l)	12,970	9,014
TOTAL UTILITIES		9,289
TOTAL FLOATING RATE LOANS (Cost $342,558)		239,931
Bank Notes - 0.0%

National City Bank, Cleveland 1.3613% 3/1/13 (l) (Cost $465)	576	490
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	620	352
MUFG Capital Finance 1 Ltd. 6.346% (l)	2,427	2,161
		2,513
TOTAL PREFERRED SECURITIES (Cost $1,828)		2,513
Fixed-Income Funds - 11.2%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (m)	1,035,612	$ 78,095
Fidelity Corporate Bond 1-10 Year Central Fund (m)	5,209,658	493,823
Fidelity Mortgage Backed Securities Central Fund (m)	12,232,412	1,236,330
TOTAL FIXED-INCOME FUNDS (Cost $1,854,984)		1,808,248
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.53% (b)	257,861,151	257,861
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(d)	56,079,800	56,080
TOTAL MONEY MARKET FUNDS (Cost $313,941)		313,941
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) # (c) (Cost $34,868)	34,869	34,868
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $16,597,476)		16,510,825
NET OTHER ASSETS - (1.9)%		(313,087)
NET ASSETS - 100%		$ 16,197,738
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (k)

	Sept. 2037	$ 13,300	$ (13,034)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (k)	Sept. 2037	10,900	(10,682)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Ca) (k)	Sept. 2037	2,500	(2,450)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (k)	Sept. 2037	10,900	(10,682)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (k)	Sept. 2037	10,600	(10,388)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (k)	Sept. 2037	9,100	(8,918)
TOTAL CREDIT DEFAULT SWAPS		$ 57,300	$ (56,154)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	$ 100,000	$ 9,441
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	8,419
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	12,642
TOTAL INTEREST RATE SWAPS		$ 245,500	$ 30,502
		$ 302,800	$ (25,652)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Issuer is in default.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $614,739,000 or 3.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(i) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $62,613,000 of which $2,115,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,027,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000

(k) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$34,868,000 due 6/01/09 at 0.18%
J.P. Morgan Securities, Inc.	$ 34,868
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,744
Fidelity Cash Central Fund	5,084
Fidelity Commercial Mortgage-Backed Securities Central Fund	9,884
Fidelity Corporate Bond 1-10 Year Central Fund	35,679
Fidelity Mortgage Backed Securities Central Fund	50,982
Fidelity Securities Lending Cash Central Fund	3,154
Fidelity Ultra-Short Central Fund	3,539
Total	$ 112,066
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 196,835	$ 2,875	$ 104,612	$ 78,095	13.2%
Fidelity Commercial Mortgage-Backed Securities Central Fund	315,814	8,023	266,248*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,064,585	28,505	553,180*	493,823	18.7%
Fidelity Mortgage Backed Securities Central Fund	1,308,960	34,818	144,650	1,236,330	17.3%
Fidelity Ultra-Short Central Fund	455,384	-	383,267*	-	0.0%
Total	$ 3,341,578	$ 74,221	$ 1,451,957	$ 1,808,248
*Includes the value of shares redeemed through in-kind transactions.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ 5,614	$ -	$ 734	$ -	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,510,825	$ 11,610,991	$ 4,832,566	$ 67,268
Other Financial Instruments*	$ (25,652)	$ -	$ 17,468	$ (43,120)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 6,438	$ (30,439)
Total Realized Gain (Loss)	1,116	-*
Total Unrealized Gain (Loss)	(20,781)	27,359
Cost of Purchases	62,304	-
Proceeds of Sales	(5,905)	-
Amortization/Accretion	(1,481)	-
Transfer in/out of Level 3	25,577	(40,040)
Ending Balance	$ 67,268	$ (43,120)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(30,960,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $16,959,282,000. Net unrealized depreciation aggregated $448,457,000, of which $1,334,465,000 related to appreciated investment securities and $1,782,922,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $57,300,000 representing 0.35% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009